File No. 33-15253
                                                                        811-5221

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|
         Pre-Effective Amendment No.                                       | |

         Post-Effective Amendment No.   20                                 |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|

         Amendment No.  22                                                 |X|


--------------------------------------------------------------------------------

                            SELIGMAN PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450
--------------------------------------------------------------------------------


      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                     (Name and address of agent for service)
--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):



|_| immediately upon filing pursuant to paragraph (b)

|X| on  May 1, 1997 pursuant to paragraph (b)


|_| 60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)


|_| 75 days after filing pursuant to paragraph (a)(2)

|_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year was filed with the Commission on December 21, 1996.

                                     POST-EFFECTIVE AMENDMENT NO. 20
                                          CROSS REFERENCE SHEET
                                         Pursuant to Rule 481(a)



ITEM NO. IN PART A OF FORM N-1A                      LOCATION IN PROSPECTUS
-------------------------------                      ----------------------

1.   Cover Page                                      Cover Page

2.   Synopsis                                        Not applicable

3.   Condensed Financial Information                 Financial Highlights

4.   General Description of Registrant               Investment Objectives and Policies

5.   Management of Fund                              Management Services; Portfolio Transactions,
                                                     Portfolio Turnover and Valuation

5a.  Manager's Discussion of Fund Performance        Management Services

6.   Capital Stock and Other Securities              Organization and Capitalization; Other Investment
                                                     Policies; Dividends, Distributions and Taxes

7.   Purchase of Securities Being Offered            Cover Page; Purchases and Redemptions

8.   Redemption or Repurchase                        Purchases and Redemptions

9.   Pending Legal Proceedings                       Not applicable

ITEM NO. IN PART B OF FORM N-1A                      LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
-------------------------------                      -----------------------------------------------

10.  Cover Page                                      Cover Page

11.  Table of Contents                               Table of Contents

12.  General Information and History                 Appendix A

13.  Investment Objectives and Policies              Investment Policies and Restrictions

14.  Management of the Registrant                    Management and Expenses

15.  Control Persons and Principal                   Directors and Officers
     Holders of Services

16.  Investment Advisory and Other                   Management and Expenses;
     Services                                        Custodians and Independent Auditors

17.  Brokerage Allocation                            Portfolio Transactions, Valuation and Redemption

18.  Capital Stock and Other Securities              Portfolio Transactions, Valuation and Redemption

19.  Purchase, Redemption and Pricing of             Portfolio Transactions, Valuation and
     Securities Being Offered                        Redemption

20.  Tax Status                                      Dividends, Distributions and Taxes (Prospectus)

21.  Underwriters                                    Not applicable

22.  Calculation of Performance Data                 Portfolio Transactions, Valuation and Redemption


23.  Financial Statements                            Financial Statements


                            SELIGMAN PORTFOLIOS, INC.
                                 100 Park Avenue
                            New York, New York 10017
           800-221-7844 All Continental United States, except New York
                           212-850-1864 New York State
                         800-221-2783 Marketing Services

                                                                     May 1, 1997

Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of twelve separate portfolios (the "Portfolios"), each designed to meet different investment goals. Investment management services for each of the Fund's Portfolios are provided by J. & W. Seligman & Co. Incorporated (the "Manager"). Seligman Henderson Co. supervises and directs the non-U.S. investments of the Seligman Henderson Global


                                                           (continued on page 2)

     The Fund's twelve Portfolios are:

     * SELIGMAN BOND PORTFOLIO: seeks favorable current income by investing in a diversified portfolio of debt securities, primarily of investment grade, including convertible issues and preferred stocks, with capital appreciation as a secondary consideration.

     * SELIGMAN CAPITAL PORTFOLIO: seeks to produce capital appreciation, not current income, by investing in common stocks (primarily those with strong near or intermediate-term prospects) and securities convertible into or exchangeable for common stocks, in common stock purchase warrants and rights, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.

     * SELIGMAN CASH MANAGEMENT PORTFOLIO: seeks to preserve capital and to maximize liquidity and current income by investing in a diversified portfolio of high-quality money market instruments. INVESTMENTS IN THIS PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     * SELIGMAN COMMON STOCK PORTFOLIO: seeks favorable, but not the highest, current income and long-term growth of both income and capital value without exposing capital to undue risk, primarily through equity investments broadly diversified over a number of industries.

     * SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO: seeks capital gain, not income, by investing primarily in securities of companies in the communications, information and related industries.

     * SELIGMAN FRONTIER PORTFOLIO: seeks growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. In general, securities owned are likely to be those issued by small to medium-sized companies selected for their growth prospects.

     * SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO: seeks to achieve its objective of long-term capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

     *    SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO: seeks long-term
          capital   appreciation   primarily   through  global   investments  in
          securities of companies with small to medium market capitalization.

     * SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO: seeks long-term capital appreciation by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries.


     * SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO: seeks long-term capital appreciation primarily through international investments in securities of medium- to large-sized companies.


     * SELIGMAN HIGH-YIELD BOND PORTFOLIO: seeks to produce maximum current income by investing primarily in high-yielding, high risk corporate bonds and corporate notes, which, generally, are non-rated or carry ratings lower than those assigned to investment grade bonds. THE PORTFOLIO WILL INVEST UP TO 100% OF ITS ASSETS IN LOWER RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS," WHICH ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN HIGHER RATED INVESTMENT GRADE BONDS. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO. SEE "INVESTMENT OBJECTIVES AND POLICIES--SELIGMAN HIGH-YIELD BOND PORTFOLIO."

     * SELIGMAN INCOME PORTFOLIO: seeks primarily to produce high current income consistent with what is believed to be prudent risk of capital and secondarily to provide the possibility of improvement in income and capital value over the longer term, by investing primarily in income-producing securities.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
    BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
      INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

(continued from page 1)



Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio and Seligman Henderson International Portfolio (collectively, the "Seligman Henderson Portfolios"). Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 1 ("CLAVA-1"), Canada Life of America Variable Annuity Account 2 ("CLAVA-2"), Canada Life of America Annuity Account 2 ("CLAA-2"), Canada Life of America Annuity Account 3 ("CLAA-3"), Canada Life of New York Variable Annuity Account 1 ("CLNYVA-1") and Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2") (collectively, "Canada Life Accounts"), each of which is a separate account of either Canada Life Insurance Company of America or Canada Life Insurance Company of New York, (collectively, "Canada Life"). Shares of certain Portfolios of the Fund may not be offered to all Canada Life Accounts. Shares of the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio are also provided as the investment medium for Mutual Benefit Variable Contract Account-9 ("VCA-9") established by MBL Life Assurance Corporation (formerly, The Mutual Benefit Life Insurance Company) ("MBL Life").


     CLAVA-1, CLAVA-2, CLNYVA-1 and CLNYVA-2 are each registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and fund variable annuity contracts ("VA Contracts") issued by Canada Life and distributed by Seligman Financial Services, Inc. CLAA-2 and CLAA-3 are not registered or regulated under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act. CLAA-2 and CLAA-3 fund annuity contracts ("CLAA Contracts") issued by Canada Life and distributed by Seligman Financial Services, Inc. which may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in
Section 401 of the Internal Revenue Code of 1986. VCA-9 is registered as a unit investment trust under the 1940 Act and funds variable annuity contracts ("VCA-9 Contracts") issued by MBL Life.

     This Prospectus sets forth concisely information about the Fund and its Portfolios that a prospective investor should know before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone numbers or address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.








                                TABLE OF CONTENTS

                                                      PAGE
                                                      ----


Financial Highlights................................  P-4
Investment Objectives and Policies..................  P-8
Seligman Bond Portfolio.............................  P-8
Seligman Capital Portfolio..........................  P-9
Seligman Cash Management Portfolio..................  P-9
Seligman Common Stock Portfolio.....................  P-10
Seligman Communications and
  Information Portfolio.............................  P-11
Seligman Frontier Portfolio.........................  P-11
Seligman Henderson Global Growth
  Opportunities Portfolio...........................  P-12
Seligman Henderson Global Smaller
  Companies Portfolio...............................  P-12
Seligman Henderson Global Technology
  Portfolio.........................................  P-12
Seligman Henderson International Portfolio..........  P-12
Seligman High-Yield Bond Portfolio..................  P-16
Seligman Income Portfolio...........................  P-17
Other Investment Policies...........................  P-18
Management Services.................................  P-21
Portfolio Transactions, Portfolio Turnover
  And Valuation.....................................  P-24
Dividends, Distributions and Taxes..................  P-25
Purchases and Redemptions...........................  P-25
Custodians and Transfer Agent.......................  P-25
Organization and Capitalization.....................  P-25
Appendix............................................  P-26

                       THIS PAGE INTENTIONALLY LEFT BLANK

                              FINANCIAL HIGHLIGHTS
     The following sets forth selected data for the periods indicated for a single share outstanding of each of the Fund's Portfolios. The results shown below for all periods through the year ended December 31, 1996 have been audited in conjunction with the annual audits of the financial statements of Seligman Portfolios, Inc. by Ernst & Young LLP, independent auditors, whose reports thereon are unqualified. The 1996 financial statements and independent auditors' report thereon are incorporated by reference in the Fund's Statement of Additional Information. Copies of the Statement of Additional Information may be obtained free of charge from the Fund at the telephone numbers or address provided on the cover page of this Prospectus.
     The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Portfolio's beginning net asset value to its ending net asset value so that investors may


                                                      NET
                              NET                   REALIZED &
                             ASSET                 UNREALIZED    INCREASE                DISTRIBUTIONS    NET
                             VALUE        NET        GAIN      (DECREASE)                    FROM       INCREASE
                              AT      INVESTMENT    (LOSS)        FROM                        NET      (DECREASE)      NET ASSET
PER SHARE OPERATING        BEGINNING    INCOME        ON        INVESTMENT     DIVIDENDS     GAIN     IN NET ASSET      VALUE AT
  PERFORMANCE:             OF PERIOD    (LOSS)    INVESTMENTS   OPERATIONS        PAID      REALIZED      VALUE       END OF PERIOD
  ------------             ---------    ------    -----------  ------------    ---------- ----------- -------------  ---------------
BOND PORTFOLIO
  Year ended 12/31/96...... $10.440      $0.565     $(0.552)     $ 0.013        $(0.563)        $--       $(0.550)     $ 9.890
  Year ended 12/31/95 .....   9.270       0.605       1.171        1.776         (0.606)         --         1.170       10.440
  Year ended 12/31/94......  10.110       0.499      (0.841)      (0.342)        (0.498)         --        (0.840)       9.270
  Year ended 12/31/93......  10.660       0.713       0.142        0.855         (0.711)     (0.694)       (0.550)      10.110
  Year ended 12/31/92......  10.990       0.706      (0.092)       0.614         (0.772)     (0.172)       (0.330)      10.660
  Year ended 12/31/91......  10.310       0.798       0.699        1.497         (0.817)         --         0.680       10.990
  Year ended 12/31/90......  10.220       0.680      (0.054)       0.626         (0.536)         --         0.090       10.310
  Year ended 12/31/89......   9.930       0.658       0.208        0.866         (0.576)         --         0.290       10.220
  6/21/88*-12/31/88........  10.000       0.262      (0.162)       0.100         (0.170)         --        (0.070)       9.930
CAPITAL PORTFOLIO
  Year ended 12/31/96......  14.910       0.043       2.121        2.164         (0.042)     (1.022)        1.100       16.010
  Year ended 12/31/95 .....  12.700       0.048       3.385        3.433         (0.047)     (1.176)        2.210       14.910
  Year ended 12/31/94......  14.950       0.015      (0.699)      (0.684)        (0.018)     (1.548)       (2.250)      12.700
  Year ended 12/31/93......  16.980       0.021       1.928        1.949         (0.021)     (3.958)       (2.030)      14.950
  Year ended 12/31/92......  17.740      (0.022)      1.202        1.180             --      (1.940)       (0.760)      16.980
  Year ended 12/31/91......  11.230       0.079       6.547        6.626         (0.088)     (0.028)        6.510       17.740
  Year ended 12/31/90......  11.620       0.044      (0.414)      (0.370)        (0.020)         --        (0.390)      11.230
  Year ended 12/31/89......  10.060      (0.084)      1.739        1.655             --      (0.095)        1.560       11.620
  6/21/88*-12/31/88........  10.000       0.060          --        0.060             --          --         0.060       10.060
CASH MANAGEMENT PORTFOLIO
  Year ended 12/31/96......   1.000       0.053          --        0.053         (0.053)         --            --        1.000
  Year ended 12/31/95 .....   1.000       0.055          --        0.055         (0.055)         --            --        1.000
  Year ended 12/31/94......   1.000       0.040          --        0.040         (0.040)         --            --        1.000
  Year ended 12/31/93......   1.000       0.030          --        0.030         (0.030)         --            --        1.000
  Year ended 12/31/92......   1.000       0.035          --        0.035         (0.035)         --            --        1.000
  Year ended 12/31/91......   1.000       0.056          --        0.056         (0.056)         --            --        1.000
  Year ended 12/31/90......   1.000       0.075          --        0.075         (0.075)         --            --        1.000
  Year ended 12/31/89......   1.000       0.075          --        0.075         (0.075)         --            --        1.000
  6/21/88*-12/31/88........   1.000       0.020          --        0.020         (0.020)         --            --        1.000
COMMON STOCK PORTFOLIO
  Year ended 12/31/96......  15.440       0.334       2.789        3.123         (0.336)     (2.307)        0.480       15.920
  Year ended 12/31/95 .....  13.780       0.349       3.400        3.749         (0.345)     (1.744)        1.660       15.440
  Year ended 12/31/94......  14.980       0.365      (0.356)       0.009         (0.385)     (0.824)       (1.200)      13.780
  Year ended 12/31/93......  15.600       0.392       1.479        1.871         (0.394)     (2.097)       (0.620)      14.980
  Year ended 12/31/92......  14.740       0.346       1.445        1.791         (0.369)     (0.562)        0.860       15.600
  Year ended 12/31/91......  11.580       0.362       3.459        3.821         (0.355)     (0.306)        3.160       14.740
  Year ended 12/31/90......  12.260       0.356      (0.743)      (0.387)        (0.263)     (0.030)       (0.680)      11.580
  Year ended 12/31/89......  10.150       0.248       2.195        2.443         (0.179)     (0.154)        2.110       12.260
  6/21/88*-12/31/88........  10.000       0.120       0.060        0.180         (0.030)         --         0.150       10.150
COMMUNICATIONS AND
  INFORMATION PORTFOLIO
  Year ended 12/31/96......  13.500          --       1.190        1.190             --          --         1.190       14.690
  Year ended 12/31/95 .....  10.440          --       4.015        4.015             --      (0.955)        3.060       13.500
  10/11/94*-12/31/94.......  10.000      (0.016)      0.456        0.440             --          --         0.440       10.440
FRONTIER PORTFOLIO
  Year ended 12/31/96......  13.560       0.001       3.220        3.221             --      (1.801)        1.420       14.980
  Year ended 12/31/95 .....  10.580      (0.001)      3.512        3.511             --      (0.531)        2.980       13.560
  10/11/94*-12/31/94.......  10.000      (0.012)      0.592        0.580             --          --         0.580       10.580


----------
  * Commencement of Operations.
 ** The Manager, at its discretion, waived its management fee and/or reimbursed expenses for certain periods presented.
  + Annualized.

understand what effect the individual items have on their investment, assuming it was held throughout the period.
     Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.
     The total return based on net asset value measures a Portfolio's performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold the shares at the net asset value per share on the last day of the period. The total returns exclude the effect of all administration fees and asset-based sales loads associated with variable annuity contracts. The total returns for periods of less than one year are not annualized.
     Average commission rate paid represents the average commissions paid by a Portfolio to purchase or sell securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid.


                                                          RATIOS/SUPPLEMENTAL DATA
                                        ------------------------------------------------------------
                                                       NET
                                                    INVESTMENT
                              TOTAL                   INCOME                                  NET
                              RETURN     EXPENSES     (LOSS)                               ASSETS AT
                             BASED ON       TO          TO                     AVERAGE      END OF
                                NET      AVERAGE     AVERAGE                 COMMISSION     PERIOD
                               ASSET       NET         NET      PORTFOLIO       RATE         (000S
                               VALUE      ASSETS      ASSETS     TURNOVER       PAID        OMITTED)
                               -----      ------      ------     --------       ----        --------
BOND PORTFOLIO
  Year ended 12/31/96......    0.09%       0.60%       5.97%      199.74%                   $ 5,015
  Year ended 12/31/95 .....   19.18        0.60        6.22       114.42                      4,497
  Year ended 12/31/94......   (3.39)       0.60        5.12       237.23                      3,606
  Year ended 12/31/93......    7.98        0.74        5.41        33.21                      3,775
  Year ended 12/31/92......    5.60        1.00        6.22        23.40                      4,750
  Year ended 12/31/91......   14.58        0.60        7.30         6.34                      5,369
  Year ended 12/31/90......    6.14        1.73        6.59         6.62                      4,600
  Year ended 12/31/89......    8.70        2.13        6.51        49.92                      4,129
  6/21/88*-12/31/88........    1.01        2.99+       5.25+      144.21                      2,223
CAPITAL PORTFOLIO
  Year ended 12/31/96......   14.51        0.59        0.29        88.78        $0.0557      14,313
  Year ended 12/31/95 .....   27.17        0.60        0.32       122.20                      9,294
  Year ended 12/31/94......   (4.59)       0.60        0.10        67.39                      5,942
  Year ended 12/31/93......   11.65        0.71        0.09        65.30                      5,886
  Year ended 12/31/92......    6.80        0.91       (0.14)       54.95                      5,497
  Year ended 12/31/91......   59.05        0.60        0.56        31.44                      5,812
  Year ended 12/31/90......   (3.18)       2.15        0.18        28.94                      3,560
  Year ended 12/31/89......   16.47        3.55       (0.88)       32.55                      2,577
  6/21/88*-12/31/88........    0.60        6.99+      (0.11)+         --                        890
CASH MANAGEMENT PORTFOLIO
  Year ended 12/31/96......    5.43          --        5.30           --                      9,755
  Year ended 12/31/95 .....    5.60          --        5.48           --                      7,800
  Year ended 12/31/94......    4.03          --        3.98           --                      3,230
  Year ended 12/31/93......    3.00          --        2.96           --                      3,102
  Year ended 12/31/92......    3.53          --        3.50           --                      4,230
  Year ended 12/31/91......    5.70          --        5.49           --                      5,849
  Year ended 12/31/90......    7.79          --        7.53           --                      3,994
  Year ended 12/31/89......    7.81          --        7.72           --                        908
  6/21/88*-12/31/88........    2.35        0.95+       5.83+          --                        283
COMMON STOCK PORTFOLIO
  Year ended 12/31/96......   20.08        0.53        1.99        50.33         0.0561      37,168
  Year ended 12/31/95 .....   27.28        0.54        2.42        55.48                     28,836
  Year ended 12/31/94......    0.04        0.60        2.45        15.29                     20,168
  Year ended 12/31/93......   11.94        0.55        2.10        10.70                     21,861
  Year ended 12/31/92......   12.14        0.56        2.21        12.57                     24,987
  Year ended 12/31/91......   33.16        0.60        2.63        27.67                     26,103
  Year ended 12/31/90......   (3.15)       0.88        3.01        13.78                     18,030
  Year ended 12/31/89......   24.11        1.59        2.32        37.56                      9,332
  6/21/88*-12/31/88........    1.80        3.62+       1.65+       14.40                      2,476
COMMUNICATIONS AND
  INFORMATION PORTFOLIO
  Year ended 12/31/96......    8.81        0.87       (0.32)      167.20         0.0530      60,645
  Year ended 12/31/95 .....   38.55        0.95       (0.89)       96.62                     38,442
  10/11/94*-12/31/94.......    4.40        0.95+      (0.95)+         --                        495
FRONTIER PORTFOLIO
  Year ended 12/31/96......   23.93        0.92       (0.37)      119.74         0.0532      31,672
  Year ended 12/31/95 .....   33.28        0.95       (0.55)      106.48                     12,476
  10/11/94*-12/31/94.......    5.80        0.95+      (0.70)+         --                        169




                                 WITHOUT MANAGEMENT FEE WAIVER AND/OR
                                       EXPENSE REIMBURSEMENT**
                             ----------------------------------------------


                                                                 RATIO OF
                                                RATIO OF      NET INVESTMENT
                                    NET         EXPENSES        INCOME (LOSS)
                                 INVESTMENT    TO AVERAGE       TO AVERAGE
                                INCOME (LOSS)      NET              NET
                                 PER SHARE       ASSETS           ASSETS
                                 ---------       ------           ------
BOND PORTFOLIO
  Year ended 12/31/96......        $0.545         0.79%            5.78%
  Year ended 12/31/95 .....         0.571         0.99             5.83
  Year ended 12/31/94......         0.430         1.31             4.41
  Year ended 12/31/93......         0.675         1.07             5.08
  Year ended 12/31/92......
  Year ended 12/31/91......         0.712         1.42             6.48
  Year ended 12/31/90......
  Year ended 12/31/89......         0.643         2.27             6.37
  6/21/88*-12/31/88........
CAPITAL PORTFOLIO
  Year ended 12/31/96......
  Year ended 12/31/95 .....         0.035         0.71             0.21
  Year ended 12/31/94......        (0.036)        0.96            (0.26)
  Year ended 12/31/93......        (0.003)        0.83            (0.03)
  Year ended 12/31/92......
  Year ended 12/31/91......        (0.035)        1.37            (0.21)
  Year ended 12/31/90......
  Year ended 12/31/89......        (0.092)        3.80            (1.12)
  6/21/88*-12/31/88........
CASH MANAGEMENT PORTFOLIO
  Year ended 12/31/96......         0.047         0.63             4.67
  Year ended 12/31/95 .....         0.046         0.87             4.61
  Year ended 12/31/94......         0.025         1.48             2.50
  Year ended 12/31/93......         0.019         1.07             1.89
  Year ended 12/31/92......         0.025         0.97             2.53
  Year ended 12/31/91......         0.048         0.83             4.66
  Year ended 12/31/90......         0.045         2.97             4.56
  Year ended 12/31/89......        (0.019)        9.57            (1.85)
  6/21/88*-12/31/88........        (0.050)       20.02+          (13.24)+
COMMON STOCK PORTFOLIO
  Year ended 12/31/96......
  Year ended 12/31/95 .....
  Year ended 12/31/94......         0.361         0.62             2.43
  Year ended 12/31/93......
  Year ended 12/31/92......
  Year ended 12/31/91......         0.350         0.71             2.52
  Year ended 12/31/90......
  Year ended 12/31/89......         0.236         1.67             2.23
  6/21/88*-12/31/88........
COMMUNICATIONS AND
  INFORMATION PORTFOLIO
  Year ended 12/31/96......
  Year ended 12/31/95 .....
  10/11/94*-12/31/94.......        (0.436)       13.96+          (13.96)+
FRONTIER PORTFOLIO
  Year ended 12/31/96......
  Year ended 12/31/95 .....        (0.019)        1.37            (0.97)
  10/11/94*-12/31/94.......        (1.319)       40.47+          (40.22)+

----------
  * Commencement of Operations.
 ** The Manager and/or Subadviser,  at their discretion,  waived management fees and/or reimbursed expenses for certain periods presented.
  + Annualized.

                                                                  NET
                                                     NET        REALIZED
                              NET                 REALIZED &   & UNREALIZED
                             ASSET                UNREALIZED      GAIN         INCREASE
                             VALUE                   GAIN        (LOSS)       (DECREASE)
                              AT         NET        (LOSS)    FROM FOREIGN       FROM                 DISTRIBUTIONS   NET INCREASE
PER SHARE OPERATING        BEGINNING INVESTMENT       ON        CURRENCY       INVESTMENT  DIVIDENDS    FROM NET      (DECREASE) IN
  PERFORMANCE:             OF PERIOD   INCOME     INVESTMENTS  TRANSACTIONS    OPERATIONS    PAID     GAIN REALIZED  NET ASSET VALUE
  ------------             ---------   ------     -----------  ------------    ----------    ----     -------------  ---------------
GLOBAL GROWTH
  OPPORTUNITIES PORTFOLIO
  5/1/96*-12/31/96......... $10.000    $ 0.008     $ 0.018     $(0.104)         $(0.078)   $(0.012)         $--      $(0.090)
GLOBAL SMALLER COMPANIES
  PORTFOLIO
  Year ended 12/31/96......  11.670      0.022       2.305      (0.158)           2.169     (0.018)      (0.951)       1.200
  Year ended 12/31/95......  10.310      0.051       2.037      (0.301)           1.787     (0.052)      (0.375)       1.360
  10/11/94*-12/31/94.......  10.000      0.058       0.266       0.029            0.353     (0.043)          --        0.310
GLOBAL TECHNOLOGY
  PORTFOLIO
  5/1/96*-12/31/96.........  10.000     (0.004)      0.305       0.099            0.400         --       (0.080)       0.320
INTERNATIONAL PORTFOLIO
  Year ended 12/31/96......  12.390      0.074       1.124      (0.323)           0.875     (0.068)      (0.237)       0.570
  Year ended 12/31/95......  11.340      0.154       0.896       0.236            1.286     (0.151)      (0.085)       1.050
  Year ended 12/31/94......  11.370      0.131      (0.306)      0.325            0.150     (0.064)      (0.116)      (0.030)
  5/3/93*-12/31/93.........  10.000      0.021       1.518      (0.099)           1.440     (0.053)      (0.017)       1.370
HIGH-YIELD BOND PORTFOLIO
  Year ended 12/31/96......  10.500      0.768       0.766          --            1.534     (0.766)      (0.078)       0.690
  5/1/95*-12/31/95.........  10.000      0.218       0.519          --            0.737     (0.219)      (0.018)       0.500
INCOME PORTFOLIO
  Year ended 12/31/96......  10.560      0.579       0.126          --            0.705     (0.579)      (0.166)      (0.040)
  Year ended 12/31/95......   9.970      0.604       1.187          --            1.791     (0.604)      (0.597)       0.590
  Year ended 12/31/94......  11.380      0.689      (1.369)         --           (0.680)    (0.730)          --       (1.410)
  Year ended 12/31/93......  11.390      0.828       0.576          --            1.404     (0.828)      (0.586)      (0.010)
  Year ended 12/31/92......  11.250      0.862       0.896          --            1.758     (0.987)      (0.631)       0.140
  Year ended 12/31/91......   9.500      0.896       2.024          --            2.920     (0.904)      (0.266)       1.750
  Year ended 12/31/90......  10.780      0.829      (1.487)         --           (0.658)    (0.622)          --       (1.280)
  Year ended 12/31/89......  10.040      0.634       0.834          --            1.468     (0.419)      (0.309)       0.740
  6/21/88*-12/31/88........  10.000      0.142      (0.032)         --            0.110     (0.070)          --        0.040


----------
  * Commencement of Operations.
 ** The Manager and/or Subadviser,  at their discretion,  waived management fees and/or reimbursed expenses for certain periods presented.
  + Annualized.

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                   -----------------------------------------------------------
                                                                  NET
                                                              INVESTMENT                               NET
                                        TOTAL                   INCOME                                ASSETS
                                        RETURN      EXPENSES    (LOSS)                                  AT
                           NET ASSET   BASED ON        TO         TO                   AVERAGE        END OF
                           VALUE AT      NET        AVERAGE     AVERAGE       PORT-   COMMISSION      PERIOD
                            END OF      ASSET         NET         NET         FOLIO     RATE          (000S
                            PERIOD      VALUE        ASSETS      ASSETS      TURNOVER   PAID         OMITTED)
                            ------      -----        ------      ------      --------   ----         --------
GLOBAL GROWTH
  OPPORTUNITIES PORTFOLIO
  5/1/96*-12/31/96......... $ 9.910      (0.78)%      1.40%+      0.37%+      12.99%   $0.0522       $1,590
GLOBAL SMALLER COMPANIES
  PORTFOLIO
  Year ended 12/31/96......  12.870      18.66        1.40        0.23        62.31     0.0219       16,876
  Year ended 12/31/95......  11.670      17.38        1.39        0.64        55.65                   4,837
  10/11/94*-12/31/94.......  10.310       3.53        1.20+       3.14+          --                     132
GLOBAL TECHNOLOGY
  PORTFOLIO
  5/1/96*-12/31/96.........  10.320       4.01        1.40+       0.60+       45.04     0.0160        1,364
INTERNATIONAL PORTFOLIO
  Year ended 12/31/96......  12.960       7.08        1.40        0.70        48.53     0.0191        7,242
  Year ended 12/31/95......  12.390      11.34        1.35        1.01        41.40                   4,183
  Year ended 12/31/94......  11.340       1.32        1.20        1.17        47.34                   1,776
  5/3/93*-12/31/93.........  11.370      14.40        1.20+       1.30+        2.82                     648
HIGH-YIELD BOND PORTFOLIO
  Year ended 12/31/96......  11.190      14.62        0.70        9.77       117.01                  11,176
  5/1/95*-12/31/95.........  10.500       7.37        0.70+       7.46+       67.55                   3,009
INCOME PORTFOLIO
  Year ended 12/31/96......  10.520       6.66        0.59        5.37        19.59     0.0600       13,717
  Year ended 12/31/95......  10.560      17.98        0.60        5.55        51.22                  12,619
  Year ended 12/31/94......   9.970      (5.96)       0.60        6.34        29.76                  10,050
  Year ended 12/31/93......  11.380      12.37        0.64        6.40        38.38                  11,220
  Year ended 12/31/92......  11.390      15.72        0.68        7.53        39.46                  11.363
  Year ended 12/31/91......  11.250      30.89        0.60        8.05        43.67                  11,509
  Year ended 12/31/90......   9.500      (6.10)       1.40        8.19        21.64                   7,419
  Year ended 12/31/89......  10.780      14.61        2.69        5.95        60.10                   4,085
  6/21/88*-12/31/88........  10.040       1.10        5.02+       2.46+          --                   1,265


                                       WITHOUT MANAGEMENT FEE WAIVER
                                      AND/OR EXPENSE REIMBURSEMENT**
                             ---------------------------------------------------
                                                                    RATIOS OF
                                 NET             RATIOS OF        NET INVESTMENT
                              INVESTMENT       EXPENSES TO        INCOME (LOSS)
                             INCOME (LOSS)     AVERAGE NET         TO AVERAGE
                              PER SHARE           ASSETS           NET ASSETS
                             ------------      -----------       --------------
GLOBAL GROWTH
  OPPORTUNITIES PORTFOLIO
  5/1/96*-12/31/96.........    $(0.255)             6.04%+            (4.27)%+
GLOBAL SMALLER COMPANIES
  PORTFOLIO
  Year ended 12/31/96......     (0.044)             1.90              (0.27)
  Year ended 12/31/95......     (0.051)             3.84              (1.81)
  10/11/94*-12/31/94.......     (1.225)            37.25+            (32.91)+
GLOBAL TECHNOLOGY
  PORTFOLIO
  5/1/96*-12/31/96.........     (0.202)             4.71+             (2.71)+
INTERNATIONAL PORTFOLIO
  Year ended 12/31/96......     (0.042)             2.30              (0.20)
  Year ended 12/31/95......      0.001              3.40              (1.04)
  Year ended 12/31/94......     (0.419)             6.12              (3.75)
  5/3/93*-12/31/93.........     (1.004)            17.94+            (15.44)+
HIGH-YIELD BOND PORTFOLIO
  Year ended 12/31/96......      0.747              0.88               9.59
  5/1/95*-12/31/95.........      0.117              4.38+              3.78+
INCOME PORTFOLIO
  Year ended 12/31/96......
  Year ended 12/31/95......      0.602              0.62               5.53
  Year ended 12/31/94......      0.670              0.77               6.17
  Year ended 12/31/93......      0.826              0.65               6.39
  Year ended 12/31/92......
  Year ended 12/31/91......      0.867              0.93               7.72
  Year ended 12/31/90......
  Year ended 12/31/89......      0.610              2.88               5.77
  6/21/88*-12/31/88........      0.089              5.42+              2.07+

INVESTMENT OBJECTIVES AND POLICIES


     Set forth below is a description of the investment objective of each of the Fund's Portfolios and their investment policies. Of course, because any investment involves risk, there can be no assurance that any of the Portfolios will meet its objective. The investment objective of each Portfolio may not be changed without the affirmative vote of the holders of a majority of the voting securities of that Portfolio; however, unless otherwise noted, the investment policies of each Portfolio are not fundamental and may be changed by the Fund's Board of Directors without a vote of shareholders. A more detailed description of each Portfolio's investment policies, including a list of those restrictions on each Portfolio's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Information regarding the various rating categories used by the Standard & Poor's Rating Service ("S&P") and Moody's Investors Service, Inc. ("Moody's"), and referred to in the following descriptions, is included in the Appendix to this Prospectus.



SELIGMAN BOND PORTFOLIO


     The investment objective of this Portfolio is to achieve favorable current income by investing in debt securities, including convertible issues and preferred stock, diversified over a number of industries. Capital appreciation will be a secondary consideration in selecting portfolio securities. As a matter of fundamental policy, the Portfolio will invest at least 80% of its assets in securities that are rated investment grade.

     The Portfolio's assets may be invested in (l) corporate debt securities, including bonds and debentures convertible into common stock or with warrants and rights; (2) debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (3) mortgage-backed debt securities, including securities issued by the Government National Mortgage Association ("GNMA") and debt obligations secured by commercial or residential real estate, rated within one of the three highest rating categories by S&P or, if unrated, of comparable quality in the opinion of the Manager; (4) preferred stock; and (5) commercial paper rated within one of the three highest rating categories by S&P or Moody's. The Portfolio may also hold or sell any securities obtained through the exercise of conversion rights or warrants, or as a result of reorganization, recapitalization, or liquidation proceedings of any issuer of securities owned by the Portfolio. Long-term debt securities normally will be held when it is believed that the trend of interest rates is down and prices of such securities will increase; conversely, when it is believed that long-term interest rates will rise, the Portfolio may attempt to shift into short-term debt securities that are generally not as volatile as longer-term securities in periods of rising interest rates. The Portfolio may, pending investment and for temporary defensive purposes, invest without limitation in high-grade short-term money market instruments, including repurchase agreements, of the types listed under "Seligman Cash Management Portfolio."

     Corporate debt securities purchased by the Portfolio will, in order to meet the Portfolio's fundamental policy, be investment grade bonds that are rated within one of the four highest rating categories by S&P or Moody's. To the extent that the Portfolio may invest in lower-rated bonds, an investor should be aware that while providing higher yields, such lower-rated bonds generally are subject to greater market fluctuations and risks of loss of income and principal than higher-rated (and lower-yielding) bonds. A description of the credit ratings and the risks associated with such investments is contained in the Appendix to this Prospectus. U.S. Government and agency obligations in which the Portfolio invests may include direct obligations of the U.S. Treasury, such as bills, notes and bonds, and marketable obligations issued by a U.S. Government agency or instrumentality. Agency securities include those issued by the Small Business Administration, General Services Administration and Farmers Home Administration, which are guaranteed by the U.S. Treasury. Other such securities are supported by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC"), while certain other securities are supported only by the credit of the agency or instrumentality itself, such as securities issued by the Federal National Mortgage Association ("FNMA"). Commercial paper includes unsecured promissory notes of corporate issuers, which securities generally have remaining maturities not exceeding nine months.

     The mortgage-backed securities in which the Portfolio invests will include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which the Portfolio invests occurs, the Portfolio may have to invest the proceeds in securities with lower yields.

     GNMA is a U.S. Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include FNMA, a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and FHLMC, a corporate instrumentality of the U.S. Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.



SELIGMAN CAPITAL PORTFOLIO

     The  investment   objective  of  this  Portfolio  is  to  produce   capital
appreciation for its shareholders. Current income is not an objective. The Portfolio will seek to achieve its objective by investing in common stocks and securities convertible into or exchangeable for common stocks, in common stock purchase warrants and rights, in debt securities and in preferred stocks believed to provide capital appreciation opportunities. Common stocks, for the most part, are selected for their near or intermediate-term prospects. They may be stocks believed to be underpriced or stocks of growth companies, cyclical companies, or companies believed to be undergoing a basic change for the better. They may be stocks of established, well-known companies or of newer, less-seasoned companies believed to have better-than-average prospects. The principal criterion for choice of investments is capital appreciation potential.

     The Portfolio may, pending investment and for temporary defensive purposes, hold cash and invest without limitation in high-grade, short-term money market instruments, including repurchase agreements, of the types listed under "Seligman Cash Management Portfolio."

     The Seligman Capital Portfolio may borrow money to increase its portfolio of securities. Investing for capital appreciation and borrowing ordinarily expose capital to added risk, and investment in the Portfolio should be considered only by persons who are able and willing to take such risk.



SELIGMAN CASH MANAGEMENT PORTFOLIO

     The investment objective of this Portfolio is to preserve capital and to maximize liquidity and current income by investing in a diversified portfolio of high-quality money market instruments consisting of U.S. Government obligations, U.S. dollar-denominated bank obligations (including those issued by U.S. banks, their foreign branches and U.S. branches of foreign banks), prime commercial paper, high-grade, short-term corporate obligations and repurchase agreements with respect to the above types of instruments. The Portfolio seeks to maintain a constant net asset value of $1.00 per share; there can be no assurance that the Portfolio will be able to do so. In an effort to maintain a stable net asset value, the Portfolio uses the amortized cost method of valuing its securities.

     The Portfolio will invest only in U.S. dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Portfolio will limit its investments to those securities that, in accordance with guidelines adopted by the Board of Directors, present minimal credit risks. Accordingly, the Portfolio will not purchase any security (other than a U.S. Government obligation) unless (i) it is rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations ("NRSROs") such as Moody's and S&P, or (ii) if not so rated, it is determined to be of comparable quality. Determinations of comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment, subject in certain circumstances to a finding by the Board of Directors that disposing of the investment would not be in the Portfolio's best interest.

     Presently, the Portfolio only invests in either U.S. Government obligations or securities that are rated in the top rating category by Moody's and S&P. However, the Portfolio is permitted to invest up to 5% of its assets in securities rated in the second highest rating category by two NRSROs, provided that not more than the greater of 1% of its total assets or $1,000,000 is invested in any one such security.

     U.S. GOVERNMENT OBLIGATIONS in which the Portfolio invests include obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the full faith and credit of the United States, such as U.S. Treasury bills, securities issued or guaranteed by a U.S. Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the U.S. Treasury.

     BANK OBLIGATIONS purchased by the Portfolio include U.S. dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the U.S. Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

     COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT SECURITIES include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest U.S. bank holding companies in terms of assets.

     YIELD INFORMATION. Investors should recognize that, in periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be somewhat lower. Also, when interest rates are falling, the inflow of new money to the Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio assets, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be true. The Portfolio may attempt to increase yields on its investments by using trading techniques designed to take advantage of short-term market variations. This policy, together with the short maturities of the securities in which the Portfolio invests, would result in high portfolio turnover. The Portfolio does not anticipate incurring significant brokerage or transaction expenses since portfolio transactions ordinarily will be made directly with the issuer, money market dealer, or other financial institution on a net price basis.


SELIGMAN COMMON STOCK PORTFOLIO

     The investment objective of this Portfolio is to produce favorable, but not the highest, current income and long-term growth of both income and capital value, without exposing capital to undue risk. The Portfolio seeks to achieve its objective primarily through equity investments, and in general, investments will be broadly diversified over a number of industries. The Portfolio may, pending investment and for temporary defensive purposes, invest without limitation in high-grade, short-term money market instruments, including repurchase agreements, of the types listed under "Seligman Cash Management Portfolio."

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

     The investment objective of this Portfolio is to produce capital gain. Income is not an objective. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of securities of companies operating in virtually all aspects of the communications, information and related industries. It invests at least 80% of its net assets, exclusive of government securities, short-term notes, cash and cash equivalents, in securities of companies engaged in these industries.

     The value of Portfolio shares may be susceptible to factors affecting the communications, information and related industries. As such, this Portfolio is not an appropriate investment for individuals who require safety of principal or stable income from their investments. These industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of these industries. Although securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market are held by this Portfolio, rapidly changing technologies and the expansion of the communications, information and related industries provide a favorable environment for investing in companies of small to medium size. Securities of smaller, less-seasoned companies may be subject to greater price fluctuation, limited liquidity and above-average investment risk.

     This Portfolio invests primarily in common stocks. It also may invest in securities convertible into or exchangeable for common stocks, in warrants and rights to purchase common stocks and in debt securities or preferred stocks believed to provide opportunities for capital gain. It is this Portfolio's present intention to invest not more than 5% of its net assets in debt securities that are not rated within the four highest rating categories by S&P or by Moody's.



SELIGMAN FRONTIER PORTFOLIO

     The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. This Portfolio seeks to achieve its objective by investing in a portfolio consisting of securities of companies selected for their growth prospects. It invests primarily in common stocks, and may also invest in securities that may be exchanged for or converted into common stock, preferred stock and common stock purchase warrants and rights believed by the Manager to provide capital growth opportunities.

     Stocks of companies believed by the Manager to have special characteristics (such as a high growth rate of unit sales, an important opportunity in a developing industry or a distinct competitive advantage) are favored by this Portfolio. In general, securities owned are likely to be those issued by companies of small to medium size with annual revenue of $400 million or less. Except when investing for temporary defensive purposes, this Portfolio will invest at least 65% of its net assets, exclusive of government securities, short-term notes, cash and cash items, in securities of such companies. Securities of smaller or medium-sized companies may be subject to above-average market price fluctuation and business risk; however, the Manager will seek to temper such risks by diversification of investments and by avoiding concentration of investments in any one industry.

     This Portfolio's investments, other than in securities of the companies discussed above, will be substantially in securities issued or guaranteed by the U.S. Government (such as Treasury bills, notes and bonds), its agencies, instrumentalities or authorities, highly-rated corporate debt securities (rated AA-, or better, by S&P or Aa3, or better, by Moody's); prime commercial paper (rated A-1+/A-1 by S&P or P-1 by Moody's) and certificates of deposit of the 100 largest (based on assets) banks that are subject to regulatory supervision by the U.S. Government or state governments and the 100 largest (based on assets) foreign banks with branches or agencies in the United States.

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO

     Unless otherwise indicated, the following description of investment objectives and policies applies to each of the Seligman Henderson Global Growth Opportunities Portfolio ("Global Growth Opportunities Portfolio"), Seligman Henderson Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"), Seligman Henderson Global Technology Portfolio ("Global Technology Portfolio") and Seligman Henderson International Portfolio ("International Portfolio").


     The investment objective of the Global Growth Opportunities Portfolio is long-term capital appreciation. The Global Growth Opportunities Portfolio seeks to achieve its objective by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends. The Subadviser believes that such trends are reshaping the world as it moves towards the new millennium. The trends that will be initially focused on will include global economic liberalization and the flow of capital through trade and investment; the globalization of the world's economy; the expansion of technology as an increasingly important influence on society; the increased awareness of the importance of protecting the environment; and the increase in life expectancy leading to changes in consumer demographics and a greater need for healthcare, security and leisure.

     The investment objective of the Global Smaller Companies Portfolio is long-term capital appreciation primarily through global investments in securities of companies with small to medium market capitalizations. Under normal market conditions, the Global Smaller Companies Portfolio will invest its assets in securities of issuers located in at least three different countries, one of which may be the U.S., and will invest at least 65% of its assets in securities of small to medium-sized companies with market capitalization up to $1 billion.

     The investment objective of the Global Technology Portfolio is long-term capital appreciation. The Global Technology Portfolio seeks to achieve its objective by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries. The Global Technology Portfolio defines technology as the use of science to create new products and services. As such the industry comprises not only information technology and communications but also medical, environmental and bio-technology. The Global Technology Portfolio expects to invest in a broad range of technologies. The technology market is global in its scope and has exhibited and continues to demonstrate rapid growth both through increasing demand for existing products and services and the broadening of the technology market. Penetration rates remain low while emerging technologies such as multimedia and genetic engineering are opening up whole new markets. The application of new technology to traditional industries is, in many cases, revolutionizing both manufacturing and distribution industries. Nonetheless, older technologies such as photography and print may also be represented. The Subadviser expects to take advantage of valuation anomalies in international markets created by the emergence of established U.S. technology trends in overseas markets and the relative immaturity of the technology sectors in those countries' securities markets. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Global Technology Portfolio; however, rapidly changing technologies and the expansion of technology and technology-related industries provide a favorable environment for investment in companies of small- to medium-size. Consequently, the Global Technology Portfolio's investments are not subject to any minimum capitalization requirement, and the Global Technology Portfolio may invest in securities without regard to the capitalization of the issuer.


     The investment objective of the International Portfolio is long-term capital appreciation primarily through international investments in securities of medium- to large-sized companies. Under normal market conditions, the International Portfolio will invest 65% of its assets in securities of issuers located in at least three different countries, not including the U.S.


     Seligman Henderson Co. (the "Subadviser") will supervise and direct the investments of each of the Portfolios. While each Portfolio may invest in securities of issuers domiciled in any country (except the International Portfolio, which normally will not invest in the U.S.), under normal conditions investments will be made in four principal regions: The United Kingdom/Continental Europe, North America, the Pacific Basin and Latin America. Continental European countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and Turkey. Pacific Basin countries include Australia, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, The People's Republic of China, The Philippines, Singapore, Sri Lanka, Taiwan and Thailand. North America includes the United States and Canada. Latin American countries include Argentina, Brazil, Chile, Mexico and Venezuela.

     In allocating investments among geographic regions and individual countries, the Subadviser will consider such factors as the relative economic growth potential of the various economies and securities markets; expected levels of inflation; financial, social and political conditions influencing investment opportunities; and the outlook for currency relationships.

     These Portfolios may invest in all types of securities, most of which will be denominated in currencies other than the U.S. dollar. Since opportunities for long-term growth are primarily expected from equity securities, the Portfolios will normally invest substantially all of their assets in such securities, including common stock, securities convertible into common stock, depositary receipts for these securities and warrants. These Portfolios may, however, invest up to 25% of their assets in preferred stock and debt securities if the Subadviser believes that the capital appreciation available from an investment in such securities will equal or exceed the capital appreciation available from an investment in equity securities. Dividends or interest income are considered only when the Subadviser believes that such income will have a favorable influence on the market value of a security in light of the Portfolios' objective of capital appreciation. Equity securities in which each of the Portfolios will invest may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets.

     There is no requirement that the debt securities in which the Portfolios may invest be rated by a recognized rating agency. However, it is the Portfolios' policy that investments in debt securities, whether rated or unrated, will be made only if they are, in the opinion of the Subadviser, of equivalent quality to "investment grade" securities. "Investment grade" securities are those rated within the four highest quality grades as determined by Moody's or S&P. Debt securities are interest-rate sensitive, so that their value will tend to decrease when interest rates rise and increase when interest rates fall.

     DEPOSITARY RECEIPTS. The Portfolios may invest in securities represented by American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"),
European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or Global Depositary Shares ("GDSs"). ADRs and ADSs are instruments generally issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer. ADRs and ADSs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs, GDRs and GDSs are typically issued by foreign banks or trust companies and traded in Europe. ADRs, ADSs, EDRs, GDRs and GDSs may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities trade in the form of ADRs, ADSs, EDRs, GDRs or GDSs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs, ADSs, EDRs, GDRs and GDSs are not obligated to disclose material information in the U.S., and therefore, the import of such information may not be reflected in the market value of such receipts.

     By investing in foreign securities, the Portfolios will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the U.S. The Subadviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the entire investment portfolio. Of course, a decline in the value of a Portfolio's investments in one country may offset potential gains from investments in another country.

     FOREIGN INVESTMENT RISK FACTORS. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that either of the Portfolios' foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the U.S. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of a Portfolio are uninvested and no return is earned thereon and may involve a risk of loss to a Portfolio. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the U.S., and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation, (in which a Portfolio could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Portfolios, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgement in a court outside the U.S.

     Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

     The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

     FOREIGN CURRENCY RISK FACTORS. Investments in foreign securities will usually be denominated in foreign currencies, and each Portfolio may temporarily hold funds in foreign currencies. The value of a Portfolio's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies. A Portfolio's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolios. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).


     SMALLER COMPANY INVESTMENT RISK FACTORS. With regard to the Global Smaller Companies Portfolio and the Global Technology Portfolio, the Subadviser believes that smaller companies generally have greater earnings and sales growth potential than larger companies. In addition, the Global Growth Opportunities Portfolio may also invest in securities without regard to the minimum capitalization of issuers. However, investments in such companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. Less frequently traded securities may be subject to more abrupt price movements than securities of larger companies.


     TECHNOLOGY INVESTMENT RISK FACTORS. The value of the Global Technology Portfolio shares may be susceptible to factors affecting technology and technology-related industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. As such, the Global Technology Portfolio is not an appropriate investment for individuals who require safety of principal or stable income from their investments. Technology and technology-related industries may be subject to greater governmental regulation than many other industries in certain countries; changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, these companies may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Securities of smaller, less experienced companies also may involve greater risks, such as limited product lines, markets and financial or managerial resources, and trading in such securities may be subject to more abrupt price movements than trading in the securities of larger companies.

     DERIVATIVES. Each of the Portfolios may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Portfolio will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Portfolio to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

     A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. A Portfolio will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Portfolio's investment objective, and the risk associated with the investment. The only types of derivatives in which the Portfolios are currently permitted to invest are stock purchase rights and warrants, and, as described more fully below, forward currency exchange contracts and put options.

     A Portfolio may not invest in rights and warrants, if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Portfolio's net assets (valued at the lower of cost or market). In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities will be deemed to have been purchased without cost.

     FORWARD CURRENCY EXCHANGE CONTRACTS. The Subadviser will consider changes in exchange rates in making investment decisions. As one way of managing exchange rate risk, each Portfolio may enter into forward currency exchange contracts (agreements to purchase or sell foreign currencies at a future date). A Portfolio will usually enter into these contracts to fix the U.S. dollar value of securities that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns. A Portfolio may be required to cover certain forward currency exchange contract positions by establishing a segregated account with its custodian that will contain only liquid assets, such as U.S. Government securities or other liquid high-grade debt obligations. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of the Portfolio's position in any one country as of the date the contract is entered into.

     Although the Portfolios will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and the Portfolios may therefore incur a gain or loss on a forward contract. A forward contract may help reduce the Portfolios' losses on securities denominated in foreign currency, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar or other currencies.

     OPTIONS TRANSACTIONS. Each of the Portfolios may purchase put options on portfolio securities in an attempt to provide a hedge against a decrease in the price of a security held by the Portfolio. A Portfolio will not purchase options for speculative purposes. Purchasing a put option gives a Portfolio the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

     When a Portfolio purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Portfolio, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. See "Investment Policies and Restrictions" in the Statement of Additional Information.

     TEMPORARY INVESTMENTS. When the Subadviser believes that market conditions warrant a temporary defensive position, a Portfolio may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. A Portfolio's investments in commercial paper of U.S. issuers will be limited to
(a) obligations rated Prime-1 by Moody's or A-1 by S&P or (b) unrated obligations issued by companies having an outstanding unsecured debt issue currently rated A or better by S&P. A description of various commercial paper ratings and debt securities ratings appears in the Appendix to this Prospectus. A Portfolio's investments in foreign short-term instruments will be limited to those that, in the opinion of the Subadviser, equate generally to the standards established for U.S. short-term instruments.

SELIGMAN HIGH-YIELD BOND PORTFOLIO

     The objective of this Portfolio is to produce maximum current income. The Portfolio seeks to achieve its objective by following a policy of investing in a diversified range of high-yield, high-risk, medium and lower quality corporate bonds and notes, commonly referred to as "junk bonds". Generally, bonds and notes providing the highest yield are unrated or carry lower ratings (Baa or lower by Moody's or BBB or lower by S&P) than those assigned by S&P or Moody's to investment-grade bonds and notes. A description of the S&P and Moody's rating categories is set forth in the Appendix to this Prospectus. While providing higher yields, these bonds and notes are subject to greater risks of loss of principal and income than higher-rated bonds and notes and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. They are also generally considered to be subject to greater price volatility due to market risks than higher rated bonds and notes.

     The amount of outstanding high-yield, lower-rated corporate securities has recently proliferated. Based on industry estimates, the market grew from $20 billion in outstanding securities to in excess of $300 billion, principally over the past ten years, a period of national economic expansion. An economic downturn could adversely impact issuers' abilities to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of the Portfolio's bonds and notes will be affected like all fixed-income securities by market conditions relating to changes in prevailing interest rates. However, the value of lower-rated or unrated corporate bonds and notes is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or unrated corporate bonds and notes may decline in market value due to investors' heightened concerns and perceptions over credit quality. If the security is downgraded, the Portfolio may retain the security.

     The Portfolio may invest in "zero coupon" (interest payments accrue until maturity) and "pay-in-kind" (interest payments are made in cash or additional shares) bonds. Such securities may be subject to greater fluctuations in value as they tend to be more speculative than income bearing securities. Fluctuations in the market prices of the securities owned by the Portfolio result in corresponding fluctuations and volatility in the net asset value of the shares of the Portfolio.

     Lower-rated and non-rated corporate bonds and notes in which the Portfolio invests are traded principally by dealers in the over-the-counter market. The market for these securities may be less active and less liquid than for higher rated securities. Under adverse market or economic conditions, the secondary market for these bonds and notes could contract further, causing the Portfolio difficulties in valuing and selling the securities in its portfolio.

     The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time the rating is assigned and the time it is updated. In addition there may be varying degrees of difference in credit risk of securities within each rating category.

     The following table sets forth the weighted average ratings of the Portfolio invested in debt securities, including convertible bonds, for the year ended December 31, 1996. When securities received different ratings from S&P and Moody's, the table reflects the lower rating.


               AAA/Aaa.....................................      --
               AA/Aa.......................................      --
               A/A.........................................      --
               BBB/Baa.....................................      --
               BB/Ba.......................................     1.7%
               B/B.........................................    87.9%
               CCC/Caa.....................................     5.6%
               CC/Ca.......................................      --
               Non-rated...................................     2.6%


     The Manager will try to minimize the risk inherent in the Portfolio's investment objective through credit analysis, diversification and attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur and an investment in the Portfolio is appropriate for you only if you can bear the high risk inherent in seeking maximum current income by investing in high-yielding corporate bonds and notes which are unrated or carry lower ratings than those assigned by S&P or Moody's to investment-grade bonds.

     Except for temporary defensive purposes, at least 80% of the value of the Portfolio's total assets will be invested in high-yielding, income-producing corporate bonds. This investment policy is a fundamental policy and may not be changed by the Board of Directors of the Fund without the vote of a majority of the Portfolio's outstanding voting securities. The Portfolio may invest up to 20% of the value of its total assets in a range of high-yield, medium and lower quality corporate notes, short-term money market instruments, including certificates of deposit of banks having total assets of more than $1 billion and which are members of the FDIC, bankers' acceptances and interest-bearing savings or time deposits of such banks, commercial paper of prime quality rated A-1 or higher by S&P or Prime-1 or higher by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's, securities issued, guaranteed or insured by the U.S. Government, its agencies and instrumentalities and other income-producing cash items. The Portfolio may invest temporarily for defensive purposes without limit in the foregoing securities.

     In accordance with its objective of producing maximum current income, the Portfolio may invest up to 10% of its total assets in preferred stock, including non-investment grade preferred stock. Certain preferred stock issues may offer higher yields than similar bond issues because their rights are subordinated to the bonds. Consequently, such preferred stock issues will have a greater risk potential. The Manager will try to minimize this greater risk potential through its investment process. However, there can be assurance that losses will not occur and, as stated above, an investment in the Portfolio is appropriate only for an investor who can bear the high risk in seeking maximum current income by investing in high-yielding securities, including non-investment grade preferred stock.



SELIGMAN INCOME PORTFOLIO

     The primary investment objective of this Portfolio is to provide shareholders with high current income consistent with what is believed to be prudent risk of capital; secondarily, the Portfolio seeks to provide the possibility of improvement in income and capital value over the longer term. Assets are invested in securities carefully selected in light of the Portfolio's investment objectives and diversified to limit risk. The distribution of investments between different types of securities is governed by a fundamental policy, which can be changed only by the vote of the shareholders, that at least 25% of the market value of gross assets must at all times be in cash, bonds and/or preferred stocks. Under an investment policy established by the Board of Directors, at least 80% of assets will be invested in income-producing securities.

     Subject to that limitation, assets may be invested in many different types of securities, including money market instruments, fixed-income securities such as bonds, debentures and preferred stocks, senior securities convertible into common stocks, and common stocks.

     Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to non-convertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer's equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than non-convertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer's capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer's common stock, but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities for the Portfolio, the Manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits and capability of management. In evaluating a convertible security, the Manager gives emphasis to the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible bonds present. Convertible securities can be callable or redeemable at the issuer's discretion, in which case the Manager would be forced to seek alternative investments. The Portfolio may invest in debt securities convertible into equity securities rated as low as CC by S&P or Ca by Moody's. Debt securities rated below investment grade (frequently referred to as "junk bonds") often have speculative characteristics and will be subject to greater market fluctuations and risk of loss of income and principal than higher-rated securities. A description of credit ratings and risks associated with lower-rated debt securities is set forth in the Appendix to this Prospectus. The Manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Portfolio's investment objectives.

     The Portfolio does not expect to invest more than 5% of its assets in non-convertible bonds, notes and debentures ("bonds") rated below BBB by S&P or Baa by Moody's. Although bonds rated in the fourth credit rating category (BBB or Baa) are commonly referred to as investment grade, they may have speculative characteristics. The Appendix to this Prospectus contains a description of credit ratings and the risks associated with lower-rated debt securities, which tend to be more speculative and riskier than higher-rated debt securities.


     The following table sets forth the weighted average ratings of the Portfolio invested in debt securities, including convertible bonds, for the year ended December 31, 1996. The balance of the Portfolio is invested in equity securities. When securities received different ratings from S&P and Moody's, the table reflects the higher rating.

           AAA/Aaa.....................................     8.1%
           AA/Aa.......................................     2.6%
           A/A.........................................    12.1%
           BBB/Baa.....................................    14.2%
           BB/Ba.......................................     5.2%
           B/B.........................................     5.2%
           CCC/Caa.....................................     1.3%
           CC/Ca.......................................      --
           Non-rated...................................     4.1%



OTHER INVESTMENT POLICIES

     The Fund's Portfolios may invest for either the long or short term in their efforts to attain their objectives, and changes in investments may be made whenever considered advisable by the Manager or, in the case of the Seligman Henderson Portfolios, the Subadviser. Except as otherwise noted, each of the Portfolios may engage in transactions involving the types of securities and investment strategies described below. Further information about these strategies is included in the Fund's Statement of Additional Information.

     REPURCHASE AGREEMENTS. Each Portfolio may hold cash or cash equivalents and may enter into repurchase agreements with respect to securities; normally repurchase agreements relate to money market obligations backed by the full faith and credit of the U.S. Government. Repurchase agreements are transactions in which an investor (e.g., any of the Fund's Portfolios) purchases a security from a bank, recognized securities dealer, or other financial institution and simultaneously commits to resell that security to such institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement thus involves the obligation of the bank or securities dealer to pay the agreed upon price on the date agreed to, which obligation is in effect secured by the value of the underlying security held by the Portfolio. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Although repurchase agreements carry certain risks not associated with direct investments in securities, each Portfolio intends to enter into repurchase agreements only with financial institutions believed to present minimum credit risks in accordance with guidelines established by the Fund's Board of Directors. The creditworthiness of such institutions will be reviewed and monitored under the general supervision of the Board of Directors. The Portfolios will invest only in repurchase agreements collateralized in an amount at least equal at all times to the purchase price plus accrued interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. No Portfolio will enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

     ILLIQUID SECURITIES. Other than the Seligman Cash Management Portfolio, each Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. Each Portfolio, other than the Seligman Cash Management Portfolio, may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for restricted securities offered and sold under Rule 144A will develop. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

     SHORT SALES. Each of the Seligman Henderson Portfolios may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which the Portfolio owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.

     FOREIGN SECURITIES. Each of the Fund's Portfolios may invest in commercial paper and certificates of deposit issued by foreign banks and may invest in other securities of foreign issuers directly or through ADRs, ADSs, EDRs, GDRs or GDSs. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the U.S. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers. A Portfolio may invest up to 10% of its total assets in foreign securities (except the International Portfolio and the Global Smaller Companies Portfolio, which may invest up to 100% of their total assets in foreign securities), except that this 10% limit does not apply to foreign securities held through ADRs, ADSs, EDRs, GDRs or GDSs, or to commercial paper and certificates of deposit issued by foreign banks.

     LENDING OF PORTFOLIO SECURITIES AND BORROWING. Other than the Seligman Cash Management Portfolio, each of the Fund's Portfolios may lend portfolio securities to banks or other institutional borrowers, provided that securities loaned by each of the Seligman Henderson Portfolios may not exceed 331/3% of the Portfolios' total assets taken at market value. The Fund's Portfolios will not lend portfolio securities to any institutions affiliated with the Fund. The borrower must maintain with the Fund's custodian bank cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower is required to pay an amount equal to any dividends or interest paid on the securities to the lending Portfolio. In addition, the lending Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. The lending of portfolio securities could involve the risk of delays in receiving additional collateral or in the recovery of securities and possible loss of rights in collateral in the event that a borrower fails financially.

     Except as noted below, a Portfolio may not borrow money except from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% of the value of the total assets of that Portfolio. In addition, the Seligman Frontier Portfolio and the Seligman High-Yield Bond Portfolio will not purchase additional portfolio securities if that Portfolio has outstanding borrowings in excess of 5% of the value of its total assets.

     The Seligman Capital Portfolio, the Seligman Common Stock Portfolio and the Seligman Communications and Information Portfolio may from time to time borrow money in order to purchase securities. Borrowings may be made only from banks and each of these Portfolios may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing, or pledge more than 10% of its total assets, taken at cost, to secure the borrowing. Current asset value coverage of three times any amount borrowed by the respective Portfolio is required at all times. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will reduce the Portfolio's net investment income in any given period. Any gain in the value of securities purchased with money borrowed to an amount in excess of amounts borrowed plus interest would cause the net asset value of the Portfolio's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased to an amount below the amount borrowed plus interest would cause the net asset value to decrease more than would otherwise be the case.

     Each of the Seligman Henderson Portfolios may from time to time borrow money for temporary, extraordinary or emergency purposes and may invest the funds in additional securities. Borrowings for the purchase of securities will not exceed 5% of the Portfolio's total assets and will be made at prevailing interest rates.

     WHEN-ISSUED SECURITIES. The Seligman Bond Portfolio and the Seligman High-Yield Bond Portfolio may purchase securities on a when-issued basis. Settlement of such transactions (i.e., delivery of securities and payment of purchase price) normally takes place within 45 days after the date of the commitment to purchase. Although the Seligman High-Yield Bond Portfolio will purchase a security on a when-issued basis only with the intention of actually acquiring the securities, the Portfolio may sell these securities before the purchase settlement date if it is deemed advisable.

     At the time a Portfolio enters into such a commitment both payment and interest terms will be established prior to settlement; there is a risk that prevailing interest rates on the settlement date will be greater than the interest rate terms established at the time the commitment was entered into. When-issued securities are subject to changes in market value prior to settlement based upon changes, real or anticipated, in the level of interest rates or creditworthiness of the issuer. If a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, the market value of that Portfolio's assets may fluctuate more than otherwise would be the case. For this reason, accounts for each Portfolio will be established with the Fund's custodian consisting of cash and/or liquid high-grade debt securities equal to the amount of each Portfolio's when-issued commitment; these accounts will be valued each day and additional cash and/or liquid high-grade debt securities will be added to an account in the event that the current value of the when-issued commitment increases. When the time comes to pay for when-issued securities, a Portfolio will meet its respective obligations from then available cash flow, sale of securities held in the separate account, sale of other securities, or from the sale of the when-issued securities themselves (which may have a value greater or less than a Portfolio's payment obligations). Sale of securities to meet when-issued commitments carries with it a greater potential for the realization of capital gain or loss.

MANAGEMENT SERVICES

     The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to management agreements approved by the Board of Directors (the "Management Agreements"), the Manager manages the investments of each Portfolio and administers their business and other affairs. The address of the Manager is 100 Park Avenue, New York, New York 10017.


     Mr. William C. Morris is Chairman of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.


     For its services under the Management Agreements, the Manager receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio; at an annual rate of .50% of the average daily net assets of the Seligman High-Yield Bond Portfolio; and at an annual rate of
 .75% of the average daily net assets of the Seligman Communications and Information Portfolio and Seligman Frontier Portfolio.

     Each of the Seligman Henderson Portfolios pays the Manager a management fee, calculated daily and payable monthly, equal to an annual rate of 1.00% of the average daily net assets of each Portfolio, of which .90% is paid to the Subadviser for the services described below. This management fee is higher than that of the other Portfolios of the Fund and of most investment companies but is comparable to that of most global or international equity funds.


     The Manager voluntarily has agreed to waive its management fee and to reimburse all expenses for the Seligman Cash Management Portfolio, and has voluntarily agreed to reimburse expenses (other than the management fee) that exceed .20% per annum of the average daily net assets for each of the Seligman Bond, Seligman Capital, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman High-Yield Bond and Seligman Income Portfolios. There is no assurance that the Manager will continue this policy in the future.

     The Manager and Subadviser voluntarily agreed to reimburse certain expenses (other than the management fee) that exceed .40% per annum of the average daily net assets for each of the Seligman Henderson Portfolios. There is no assurance that the Manager and Subadviser will continue this policy in the future.


     The management fee and total expenses paid by each Portfolio, expressed as an annualized percentage of average daily net assets of such Portfolio, are presented in the following table for the fiscal year/period ended December 31, 1996.


                                                                  MANAGEMENT FEE RATE             EXPENSE RATIOS FOR
                                                               FOR THE YEAR/PERIOD ENDED         THE YEAR/PERIOD ENDED
      PORTFOLIO                                                        12/31/96                        12/31/96*
      ---------                                                 ----------------------          -----------------------

      Seligman Bond Portfolio..............................                .40%                            .60%
      Seligman Capital Portfolio...........................                .40                             .59
      Seligman Cash Management Portfolio...................                 -*                               -
      Seligman Common Stock Portfolio......................                .40                             .53
      Seligman Communications and Information
        Portfolio..........................................                .75                             .87
      Seligman Frontier Portfolio..........................                .75                             .92
      Seligman Henderson Global
        Growth Opportunities Portfolio  ...................               1.00                            1.40
      Seligman Henderson Global Smaller
        Companies Portfolio  ..............................               1.00                            1.40
      Seligman Henderson Global
        Technology Portfolio  .............................               1.00                            1.40
      Seligman Henderson International Portfolio...........               1.00                            1.40
      Seligman High-Yield Bond Portfolio ..................                .50                             .70
      Seligman Income Portfolio............................                .40                             .59

----------
    * During the year ended December 31, 1996, the Manager, at its discretion, waived all of its fees for the Seligman Cash Management Portfolio, and the Manager and/or Subadviser elected to reimburse all or a portion of the expenses for the Seligman Bond Portfolio, Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, International Portfolio and Seligman High-Yield Bond Portfolio.

     The Manager also serves as manager of seventeen other investment companies, which, together with the Fund, make up the "Seligman Group." The aggregate assets of the Seligman Group were approximately $14.2 billion at March 31, 1997. The Manager also provides investment management or advice to institutional accounts having an aggregate value of approximately $4.2 billion at March 31, 1997.


     The Fund bears all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Manager as provided in the Management Agreements. In particular, but without limiting the generality of the foregoing, the Fund pays brokerage commissions, custody expenses and expenses relating to computation of the Fund's net asset value per share, including the cost of any equipment or services used for obtaining price quotations; legal and accounting fees and expenses; fees and expenses of registering the Fund under the federal securities laws; taxes or governmental fees payable by or with respect to the Fund to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes; fees, dues, and other expenses incurred in connection with the Fund's membership in any trade association or other investment organization; and such nonrecurring expenses as may arise, including litigation costs.

     THE SUBADVISER. Seligman Henderson Co. serves as Subadviser to each of the Seligman Henderson Portfolios pursuant to Subadvisory Agreements between the Manager and the Subadviser (the "Subadvisory Agreements"). The Subadvisory Agreements provide that the Subadviser will supervise and direct the Seligman
Henderson Portfolios' international investments in accordance with the Portfolios' investment objectives, policies and restrictions. Seligman Henderson Co. was created to provide international and global investment management services to institutional investors and investment companies in the U.S. The address of the Subadviser is 100 Park Avenue, New York, New York 10017.


     PORTFOLIO MANAGERS. Leonard J. Lovito, a Vice President of the Manager, serves as a Vice President of the Fund and has been Portfolio Manager of the Seligman Bond Portfolio since January 1, 1994 and of the Seligman Cash Management Portfolio since January 1, 1995. Mr. Lovito, who joined the Manager in 1984, also serves as Vice President and Portfolio Manager of Seligman Cash Management Fund, Inc. and Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman U.S. Government Securities Series. The Portfolio Manager's discussion of the Seligman Bond Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Bond Portfolio, the Lehman Brothers Government Bond Index, the Lipper Fixed Income Funds Average, and the Lipper Corporate Debt BBB-Rated Funds Average, is included in the Fund's 1996 Annual Report to Shareholders.

     Loris D. Muzzatti, a Managing Director of the Manager, has served as a Vice President of the Fund and has been the Portfolio Manager of the Seligman Capital Portfolio since December 1988. Mr. Muzzatti, who joined the Manager in 1985, also manages a portion of the Manager's leading institutional accounts. Mr. Muzzatti is also Vice President and Portfolio Manager of Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. and a Co-Manager of the Global Growth Opportunities Portfolio and the Seligman Henderson Global Growth Opportunities Fund, a series of Seligman Henderson Global Fund Series, Inc. The Portfolio Manager's discussion of the Seligman Capital Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Capital Portfolio, the Standard & Poor's 500 Composite Stock Price Index and the Lipper Capital Appreciation Funds Average, is included in the Fund's 1996 Annual Report to Shareholders.

     Charles C. Smith, Jr., a Managing Director of the Manager since January 1, 1994, serves as a Vice President of the Fund and has been Portfolio Manager of the Seligman Common Stock Portfolio and the Seligman Income Portfolio since December 1991. Mr. Smith, who joined the Manager in 1985 as Vice President, Investment Officer and became Senior Vice President, Senior Investment Officer in 1992, also serves as Vice President and Portfolio Manager of Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc. and Tri-Continental Corporation. Odette Galli, Vice President, Investment Officer of the Manager since 1993, serves as Co-Portfolio Manager of the Seligman Common Stock Portfolio. Ms. Galli is also Co-Portfolio Manager of Seligman Common Stock Fund, Inc. and Tri-Continental Corporation. Prior to 1993, Ms. Galli was an equity research analyst at Morgan Stanley & Co. Rodney Collins, Vice President, Investment Officer of the Manager, serves as Co-Portfolio Manager of the Seligman Income Portfolio. Mr. Collins, who joined the Manager in 1992 as an investment associate, is also Co-Portfolio Manager of Seligman Income Fund, Inc. The Portfolio Managers' discussion of the Seligman Common Stock Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Common Stock Portfolio, the Standard & Poor's 500 Composite Stock Price Index and the Lipper Growth and Income Funds Average, is included in the Fund's 1996 Annual Report to Shareholders. The Portfolio Managers' discussion of the Seligman Income Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Income Portfolio, the Standard & Poor's 500 Composite Stock Price Index, and the Lipper Income Funds Average, is included in the Fund's 1996 Annual Report to Shareholders.

     Paul H. Wick, a Managing Director of the Manager, serves as a Vice President of the Fund and is the Portfolio Manager of the Seligman
Communications and Information Portfolio and a Co-Portfolio Manager of the Global Technology Portfolio. Mr. Wick, who joined the Manager in 1987, also serves as Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc., and Vice President of Seligman Henderson Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Henderson Global Technology Fund. The Portfolio Manager's discussion of the Seligman Communications and Information Portfolio's performance, as well as a line graph illustrating comparative information between the Seligman Communications and Information Portfolio, the Standard & Poor's 500 Composite Stock Price Index and the Lipper Science and Technology Funds Average, is included in the Fund's 1996 Annual Report to Shareholders.

     Arsen Mrakovcic, a Managing Director of the Manager, is a Vice President of the Fund and Portfolio Manager of the Seligman Frontier Portfolio since October 1, 1995 and Co-Portfolio Manager of the Global Smaller Companies Portfolio. Mr. Mrakovcic, who joined the Manager in 1992 as a Portfolio Assistant, was named Vice President, Investment Officer on January 1, 1995 and Managing Director on January 1, 1996. Mr. Mrakovcic also serves as Vice President and Portfolio Manager of Seligman Frontier Fund, Inc. and Vice President of Seligman Henderson Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Henderson Global Smaller Companies Fund. The Portfolio Manager's discussion of the Seligman Frontier Portfolio's performance, as well as a line graph illustrating comparative information between the Seligman Frontier Portfolio, the National Association of Securities Dealers Automated Quotations Composite Index, the Lipper Small Company Growth Fund Index and the Russell 2000 Growth Index, is included in the Fund's 1996 Annual Report to Shareholders.

     Daniel J. Charleston, a Managing Director of the Manager, is a Vice President of the Fund and has been the Portfolio Manager of the Seligman High-Yield Bond Portfolio since its inception on May 1, 1995. Mr. Charleston, who joined the Manager in 1987, also serves as Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman High-Yield Bond Series. The Portfolio Manager's discussion of the Seligman High-Yield Bond Portfolio's performance, as well as a line graph illustrating comparative information between the Seligman High-Yield Bond Portfolio, the Lipper High-Yield Bond Funds Index and the Merrill Lynch High-Yield Master Index, is included in the Fund's 1996 Annual Report to Shareholders.

     The Subadviser's International Policy Group has overall responsibility for directing and overseeing all aspects of investment activity for each of the Seligman Henderson Portfolios and provides international investment policy, including country weightings, asset allocations and industry sector guidelines, as appropriate. Mr. Iain C. Clark, a Managing Director and the Chief Investment Officer of the Subadviser, is a Vice President of the Fund and is responsible for the day-to-day investment activity of the International Portfolio and the international investments of the Global Smaller Companies Portfolio. Mr. Clark, who joined the Subadviser in 1992, has been a Director and Senior Portfolio Manager of Henderson plc and Director of Henderson International, Ltd. since 1985 and Secretary, Treasurer and Vice President of Henderson International, Inc. since 1991. Mr. Clark's discussion of the International Portfolio's performance, as well as a line graph illustrating comparative performance information between the International Portfolio, the Lipper International Funds Average, the Morgan Stanley Capital International ("MSCI") World Index and the MSCI Europe-Asia-Far East Index, is included in the Fund's 1996 Annual Report to Shareholders. The Portfolio Managers' discussion of the Global Smaller Companies Portfolio's performance, as well as a line graph illustrating comparative information between the Global Smaller Companies Portfolio, the MSCI World Index, and the Lipper Global Small Company Funds Average, is included in the Fund's 1996 Annual Report to Shareholders.

     Brian Ashford-Russell, a Portfolio Manager with Henderson plc since February 1993, is a Vice President of the Fund and Co-Portfolio Manager of the Global Technology Portfolio. Mr. Ashford-Russell and Mr. Wick have responsibility for directing and overseeing the international and domestic investments, respectively, of the Global Technology Portfolio including the selection of individual securities for purchase or sale. Mr. Ashford-Russell was previously a Portfolio Manager with Touche Remnant & Co. The Portfolio Managers' discussion of the Global Technology Portfolio's performance, as well as a line graph illustrating comparative performance between the Global Technology Portfolio, the Lipper Global Funds Average and the MSCI World Index, is included in the Fund's 1996 Annual Report to Shareholders.

     Nitin Mehta, a Portfolio Manager with Henderson plc since September 1994, is a Vice President of the Fund and Co-Portfolio Manager of the Global Growth Opportunities Portfolio. Mr. Mehta and Mr. Muzzatti have responsibility for directing and overseeing the international and domestic investments, respectively, of the Global Growth Opportunities Portfolio including the selection of individual securities for purchase or sale. From May 1993 to September 1994, Mr. Mehta was Head of Currency Management and Derivatives at Quorum Capital Management. From February 1993 to May 1993, he was an Investment Officer with International Finance Corporation. From July 1986 to March 1992, he was Director of Equities at Shearson Lehman Global Asset Management. The Portfolio Managers' discussion of the Global Growth Opportunities Portfolio's performance, as well as a line graph illustrating comparative performance information between the Global Growth Opportunities Portfolio, the Lipper Global Funds Average and the MSCI World Index, is included in the Fund's 1996 Annual Report to Shareholders.

     Copies of the Fund's 1996 Annual Report to Shareholders may be obtained, without charge, by calling or writing the Fund at the telephone numbers or address listed on the front page of this Prospectus.



PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND VALUATION

     PORTFOLIO TRANSACTIONS. In directing transactions involving exchange-listed securities, the Manager (or in the case of the Seligman Henderson Portfolios, the Manager or the Subadviser) will seek the most favorable price and execution, and consistent with that policy may give consideration to the research, statistical, and other services furnished by brokers or dealers to the Manager or the Subadviser for its use. In addition, the Manager and Subadviser are authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis, although the use of such brokers may result in a higher brokerage charge to a Portfolio than the use of brokers selected solely on the basis of seeking the most favorable price and execution although such research and analysis received may be useful to the Manager or the Subadviser in connection with their services to other clients as well as to the Portfolios. Portfolio transactions for the Seligman Bond Portfolio, Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio, which invest in debt securities generally traded in the over-the-counter market, and transactions by any of the other Portfolios in debt securities traded on a "principal basis" in the over-the-counter market are normally directed by the Manager or the Subadviser to dealers in the over-the-counter market, which dealers generally act as principals for their own accounts.

     Consistent with the rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Manager or Subadviser may consider sales of the Canada Life Accounts and, if permitted by applicable laws, of the other Funds in the Seligman Group as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

     PORTFOLIO TURNOVER. A change in securities held by any Portfolio is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions and other transactions costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Changes will be made whenever the Manager or, in the case of the Seligman Henderson Portfolios, the Subadviser, believes such changes will strengthen any Portfolio's position. Portfolio turnover will vary from year to year as well as within a year and may exceed 100%.

     VALUATION. The net asset value of the shares of each Portfolio will be computed each day, Monday through Friday, as of the close of the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on days the New York Stock Exchange is open for trading. Securities of each Portfolio (except Seligman Cash Management Portfolio) are valued at current market value, or in the absence thereof, at fair value in accordance with procedures approved by the Board of Directors. For purposes of determining the net asset value per share of each of the Seligman Henderson Portfolios, securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value.

     Securities held by the Seligman Cash Management Portfolio are valued using the amortized cost method. This method is designed to stabilize the net asset value of that Portfolio at $1.00 per share. The Board of Directors will monitor closely the stabilization of the net asset value at $1.00 per share and has adopted procedures to facilitate such stabilization. More information regarding this method of valuation is contained in the Statement of Additional Information.


DIVIDENDS, DISTRIBUTIONS AND TAXES


     Each Portfolio of the Fund has qualified and intends to continue to qualify as a "regulated investment company" under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Under such provisions, the Fund's Portfolios will be subject to federal income tax only with respect to undistributed net investment income and net realized capital gain. Each of the Fund's Portfolios will be treated as a separate entity. Dividends on the Seligman Cash Management Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of the Seligman Cash Management Portfolio; it is not expected that this Portfolio will realize capital gains. Dividends and capital gain distributions from each of the other Portfolios will be declared and paid annually and will be reinvested at the net asset value of such shares of the Portfolio that declared such dividend or gain distribution. Dividend and gain distributions are generally not currently taxable to owners of the VA, CLAA or VCA-9 Contracts; further information regarding the tax consequences of an investment in the Fund is contained in the separate prospectus or disclosure documents of the Canada Life Accounts and VCA-9.



PURCHASES AND REDEMPTIONS

     Shares of the Portfolios will be offered only to Canada Life Accounts and VCA-9. Shares of the Fund will be purchased and redeemed by Canada Life Accounts and VCA-9 at net asset value, without charge. However, the Canada Life Accounts and VCA-9 are sold subject to certain fees and charges. These fees and charges for the Canada Life Accounts and VCA-9 are more fully described in the prospectuses or disclosure documents for Canada Life Accounts and VCA-9 which should be read together with this Prospectus, as applicable. Purchase or redemption requests received by the Fund prior to 4:00 p.m. Eastern time are effected at the applicable Portfolio's net asset value per share calculated on the date such purchase or redemption requests are received.

     Any inquiries regarding the Fund should be directed in writing to Seligman Financial Services, Inc., 100 Park Avenue, New York, New York 10017, or by calling the telephone numbers listed on the front page of the Prospectus. Seligman Financial Services, Inc. is an affiliate of the Manager and distributor of the Fund's shares.


CUSTODIANS AND TRANSFER AGENT

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as custodian of the Fund's assets, except for the assets of each of the Seligman Henderson Portfolios, as well as transfer and dividend disbursing agent.

     Morgan Stanley Trust  Company,  One Pierrepont  Plaza,  Brooklyn,  New York
11201, acts as custodian of the assets of each of the Seligman Henderson Portfolios.


ORGANIZATION AND CAPITALIZATION


     The Fund is an open-end diversified management investment company incorporated under the laws of the state of Maryland on June 24, 1987 under the name Seligman Mutual Benefit Portfolios, Inc. The Fund's name was changed to Seligman Portfolios, Inc. on April 15, 1993. Directors of the Fund have authority to issue a total of 1,000,000,000 shares, each with a par value of $.001. The Fund presently has twelve separate series of common stock, each of which maintains a separate investment portfolio, designated as follows: Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, Seligman Henderson International Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio. Each share represents an equal proportionate interest in the respective series and shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights, are transferable and are fully paid and non-assessable. In accordance with current policy of the SEC, holders of the Canada Life Accounts and VCA-9 have the right to instruct Canada Life and MBL Life, respectively, as to voting Fund shares held by such Canada Life Accounts and VCA-9, respectively, on all matters to be voted on by Fund shareholders. Such rights may change in accordance with changes in policies of the SEC. Voting rights of the participants in the Canada Life Accounts and VCA-9 are more fully set forth in the prospectus or disclosure document relating to that account, as applicable, which should be read together with this Prospectus. The Directors of the Fund have authority to create additional portfolios and to classify and reclassify shares of capital stock without further action by shareholders and additional series may be created in the future. Under Maryland corporate law, the Fund is not required to hold annual meetings and it is the intention of the Fund's Directors not to do so. However, special meetings of shareholders will be held for action by shareholders as may be required by the 1940 Act, the Fund's Articles of Incorporation and By-Laws, or Maryland corporate law.

                                    APPENDIX



MOODY'S INVESTORS SERVICE, INC. (MOODY'S)


     DEBT SECURITIES

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     COMMERCIAL PAPER

     Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

     The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issues rated "Not Prime" do not fall within any of the Prime rating categories.



STANDARD & POOR'S RATING SERVICE ("S&P")


     DEBT SECURITIES

     AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.


     COMMERCIAL PAPER

     S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

     A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

     D: Debt rated "D" is in payment default.

     The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1997
                            SELIGMAN PORTFOLIOS, INC.

                                 100 Park Avenue
                            New York, New York 10017
          800-221-7844 - all continental United States, except New York
                          212-850-1864 - New York State
                        800-221-2783 - Marketing Services


         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Portfolios, Inc. (the "Fund"), dated May 1, 1997. It should be read in conjunction with the Prospectus, which may be obtained by contacting the Fund at the telephone numbers or address set forth above. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.


                                TABLE OF CONTENTS


       INVESTMENT POLICIES AND RESTRICTIONS...............................     2
       DIRECTORS AND OFFICERS.............................................     6
       MANAGEMENT AND EXPENSES............................................    11
       PORTFOLIO TRANSACTIONS, VALUATION AND REDEMPTION...................    13
       CUSTODIANS AND INDEPENDENT AUDITORS................................    15

       FINANCIAL STATEMENTS...............................................    15

       APPENDIX A.........................................................    16

                      INVESTMENT POLICIES AND RESTRICTIONS

         The Prospectus discusses the investment objectives of each of the Fund's Portfolios and the policies it employs to achieve those objectives. The following information regarding the Fund's investment policies supplements the information contained in the Prospectus.

Purchasing Put Options on Securities
------------------------------------

         The , the Seligman Henderson Global Growth Opportunities Portfolio, the Seligman Henderson Global Smaller Companies Portfolio, the Seligman Henderson Global Technology Portfolio and the Seligman Henderson International Portfolio (collectively, the "Seligman Henderson Portfolios") may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This hedge protection is provided during the life of the put option since a Portfolio, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

         Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Portfolio would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. A Portfolio's maximum financial exposure will be limited to these costs.

         A Portfolio may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging and due to their relatively low cost and short duration, liquidity is not a significant concern.

         A Portfolio's ability to engage in option transactions may be limited by tax considerations.

Lending of Portfolio Securities
-------------------------------

         Certain of the Fund's Portfolios may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed-upon amount of interest from the borrower. Loans made will generally be short-term and are subject to termination at the option of the Fund or the borrower. The lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Portfolio does not have the right to vote securities during the period of the loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Repurchase Agreements
---------------------

         Each of the Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short term. A repurchase agreement is an agreement under which a Portfolio acquires a money market instrument, generally a U.S. Government obligation, subject to resale at an agreed-upon price and date. Such resale price reflects an agreed-upon interest rate effective for the period of time the instrument is held by a Portfolio and is unrelated to the interest rate on the instrument.

         Each of the Portfolios has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreement unless the seller failed to pay the repurchase price. It is not anticipated that securities subject to repurchase agreements will be sold except in the case of default on the obligation to repurchase. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, a Portfolio would suffer a loss. In addition, the law is unsettled regarding the rights of a Portfolio if the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the United States Bankruptcy Code. As a result, under these extreme circumstances, there may be restrictions on the ability to sell the collateral, and losses could be incurred.

Illiquid Securities
-------------------

         Other than the Seligman Cash Management Portfolio, each Portfolio of the Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable.

Foreign Currency Transactions
-----------------------------

         A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. Each of the Seligman Henderson Portfolios will generally enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.

         A Portfolio may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the contract would approximate the value of some or all of the Portfolio's securities denominated in such foreign currency. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of a Portfolio's position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Portfolio. Under extraordinary circumstances, the Subadviser may enter into forward currency contracts in excess of 75% of a Portfolio's position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Portfolio may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Subadviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of a Portfolio and its ability to purchase additional securities.

         Except as set forth above and immediately below, each Portfolio will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. A Portfolio, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is "covered" by cash and/or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Subadviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

         At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. However, a Portfolio may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If a Portfolio retains the portfolio security and engages in offsetting transactions, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         Each Portfolio's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, a Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Subadviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.


Portfolio Turnover
------------------

         The portfolio turnover rates for each Portfolio are calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the fiscal year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for the years/periods ended December 31, 1996 and 1995 for each Portfolio (except the Seligman Cash Management Portfolio) were as follows:


                                                                         1996                1995


Seligman Bond Portfolio                                                 199.74%             114.42%
Seligman Capital Portfolio                                               88.78              122.20
Seligman Common Stock Portfolio                                          50.33               55.48
Seligman Communications and Information Portfolio                       167.20               96.62
Seligman Frontier Portfolio                                             119.74              106.48
Seligman Henderson Global Growth Opportunities Portfolio                 12.99                 N/A
Seligman Henderson Global Smaller Companies Portfolio                    62.31               55.65
Seligman Henderson Global Technology Portfolio                           45.04                 N/A
Seligman Henderson International Portfolio                               48.53               41.40
Seligman High-Yield Bond Portfolio                                      117.01               67.55
Seligman Income Portfolio                                                19.59               51.22

Investment Restrictions
-----------------------

         The Fund has adopted the several investment restrictions enumerated below. Except as otherwise indicated below, restrictions No. 1 through 9 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding voting securities; restrictions No. 10 through 16 may be changed by the Fund's Board of Directors. Under these restrictions, none of the Portfolios may:

1. Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% of the value of the total assets of the Portfolio; except that the Seligman Capital Portfolio, Seligman Common Stock Portfolio and Seligman Communications and Information Portfolio may borrow to purchase securities provided that such borrowings are made only from banks, do not exceed one-third of the respective Portfolio's net assets (taken at market) and are secured by not more than 10% of such assets (taken at cost); except that the Seligman Frontier Portfolio and the Seligman High-Yield Bond Portfolio will not purchase additional portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets; and except that each of the Seligman Henderson Portfolios may borrow money from banks to purchase securities in amounts not in excess of 5% of its total assets.

2. Mortgage, pledge or hypothecate any of its assets, except to secure borrowings permitted by paragraph 1 and provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with (a) the purchase or sale of covered options (including stock index options), (b) the purchase or sale of interest rate or stock index futures contracts or options on such contracts by any of the Fund's Portfolios otherwise permitted to engage in transactions involving such instruments or (c) in connection with the Fund's purchase of fidelity insurance and errors and omissions insurance, and provided, further, that Seligman High-Yield Bond Portfolio may mortgage, pledge or hypothecate its assets, but the value of such encumbered assets may not exceed 10% of that Portfolio's net asset value. This investment restriction No. 2 may be changed, with respect to the Seligman High-Yield Bond Portfolio, by the Fund's Board of Directors.

3. Make "short" sales of securities (except that each of the Seligman Henderson Portfolios may make short sales "against-the-box"), or purchase securities on "margin" except for short-term credits necessary for the purchase or sale of securities, provided that for purposes of this limitation, initial and variation payments or deposits in connection with transactions involving interest rate or stock index futures contracts and options on such contracts by any Portfolio permitted to engage in transactions involving such instruments will not be deemed to be the purchase of securities on margin.

 4. With respect to 75% of its securities portfolio (or 100% of its securities portfolio, in the case of the Seligman High-Yield Bond Portfolio), purchase securities of any issuer if immediately thereafter more than 5% of its total assets valued at market would be invested in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or buy more than 10% of the voting securities of any one issuer.

5. Invest more than 25% of the market value of its total assets in securities of issuers in any one industry (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), provided that for the purpose of this limitation, mortgage-related securities do not constitute an industry; provided further that the Seligman Communications and Information Portfolio will invest at least 65% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries, except when investing for temporary defensive purposes; and provided further that the Seligman Cash Management Portfolio may invest more than 25% of its gross assets: (i) in the banking industry; (ii) in the personal credit institution or business credit institution industries; or (iii) in any combination of (i) and (ii).

 6. Purchase or hold any real estate, except that the Seligman Bond Portfolio and each of the Seligman Henderson Portfolios may engage in transactions involving securities secured by real estate or interests therein, and each of the Seligman Henderson Portfolios may purchase securities issued by companies or investment trusts that invest in real estate or interests therein.

 7. Purchase or sell commodities and commodity futures contracts; except that the Board of Directors may authorize any Portfolio other than the Seligman Cash Management Portfolio and the Seligman High-Yield Bond Portfolio to engage in transactions involving interest rate and/or stock index futures and related options solely for the purposes of reducing investment risk and not for speculative purposes.

 8.      Underwrite  the   securities  of  other  issuers,   provided  that  the
         disposition of investments otherwise permitted to be made by any Portfolio (such as investments in securities that are not readily marketable without registration under the 1933 Act and repurchase agreements with maturities in excess of seven days) will not be deemed to render a Portfolio engaged in an underwriting investment if not more than 10% of the value of such Portfolio's total assets (taken at cost) would be so invested and except that in connection with the disposition of a security a Portfolio may be deemed to be an underwriter as defined in the 1933 Act.

 9. Make loans, except loans of securities, provided that purchases of notes, bonds or other evidences of indebtedness, including repurchase agreements, are not considered loans for purposes of this restriction; provided further that each of the Seligman Henderson Global Portfolios may not make loans of money or securities other than (a) through the purchase of securities in accordance with the Fund's investment objective, (b) through repurchase agreements and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of the funds total assets.

10. Purchase illiquid securities for any Portfolio including repurchase agreements maturing in more than seven days and securities that cannot be sold without registration or the filing of a notification under Federal or state securities laws, if, as a result, such investment would exceed 15% of the value of such Portfolio's net assets.

11. Invest in oil, gas or other mineral exploration or development programs; PROVIDED, HOWEVER, that this investment restriction shall not prohibit a Portfolio from purchasing publicly-traded securities of companies engaging in whole or in part in such activities.

12. Purchase securities of any other investment company, except in connection with a merger, consolidation, acquisition or reorganization and except to the extent permitted by Section 12 of the Investment Company Act of 1940 (the "1940 Act").

13. Purchase securities of companies which, together with predecessors, have a record of less than three years' continuous operation, if as a result of such purchase, more than 5% of such Portfolio's net assets would then be invested in such securities; except that the Seligman Communications and Information Portfolio, the Seligman Frontier Portfolio, each of the Seligman Henderson Portfolios and the Seligman High-Yield Bond Portfolio may each invest no more than 5% of total assets, at market value, in securities of companies which, with their predecessors, have been in operation less than three continuous years, excluding from this limitation securities guaranteed by a company that, including predecessors, has been in operation at least three continuous years.

14.      Purchase securities of companies for the purpose of exercising control.

15. Purchase securities from or sell securities to any of its officers or Directors, except with respect to its own shares and as permissible under applicable statutes, rules and regulations. In addition, the Seligman High-Yield Bond Portfolio may not purchase or hold the securities of any issuer if, to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

16. Invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the value of assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund it will revoke the commitment by terminating sales in the state involved. The Fund also intends to comply with the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended. For a description of these requirements see the Prospectus of Canada Life of America Variable Annuity Account 2 and the Disclosure Statement of Canada Life of America Annuity Account 3, each established by Canada Life Insurance Company of America ("Canada Life") or the Prospectus of the Variable Contract Account-9 established by MBL Life Assurance Corporation ("MBL Life").

         Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or of such Portfolio or (2) 67% or more of the shares of the Fund or of such Portfolio present at a shareholder's meeting if more than 50% of the outstanding shares of the Fund or of such Portfolio are represented at the meeting in person or by proxy.

                             DIRECTORS AND OFFICERS

         Directors and Officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, New York 10017.


WILLIAM C. MORRIS*                  Director,  Chairman   of   the Board,  Chief
  (59)                              Executive  Officer  and    Chairman  of  the
                                    Executive Committee

                                    Chairman,   J.   &   W.   Seligman   &   Co.
                                    Incorporated,    investment   managers   and
                                    advisers;   Chairman  and  Chief   Executive
                                    Officer,  the Seligman  Group of  Investment
                                    Companies;   Chairman,   Seligman  Financial
                                    Services,  Inc.,   broker/dealer;   Seligman
                                    Holdings,  Inc.,  holding company;  Seligman
                                    Services,  Inc.,  broker/dealer;  and  Carbo
                                    Ceramics Inc., ceramic proppants for oil and
                                    gas industry; Director, Seligman Data Corp.,
                                    shareholder   service   agent;    Kerr-McGee
                                    Corporation,   diversified  energy  company;
                                    Trustee,   Sarah  Lawrence  College;  and  a
                                    Member  of the  Board  of  Governors  of the
                                    Investment  Company   Institute;   formerly,
                                    Director,    Daniel    Industries,     Inc.,
                                    manufacturer   of  oil  and   gas   metering
                                    equipment.

BRIAN T. ZINO*                      Director,   President   and  Member  of  the
  (44)                              Executive Committee


                                    President,   J.   &  W.   Seligman   &   Co.
                                    Incorporated,    investment   managers   and
                                    advisers;  President  (with the exception of
                                    Seligman  Quality  Municipal  Fund, Inc. and
                                    Seligman Select  Municipal  Fund,  Inc.) and
                                    Director or Trustee,  the Seligman  Group of
                                    Investment    Companies;     Chairman    and
                                    President,  Seligman Data Corp., shareholder
                                    service   agent;   and  Director,   Seligman
                                    Financial  Services,  Inc.,   broker/dealer;
                                    Seligman Services, Inc., broker/dealer;  and
                                    Seligman Henderson Co., advisers.

JOHN R. GALVIN                      Director
  (67)
                                    Dean,  Fletcher  School of Law and Diplomacy
                                    at Tufts  University;  Director  or Trustee,
                                    the Seligman Group of Investment  Companies;
                                    Chairman,  American  Council on  Germany;  a
                                    Governor   of  the   Center   for   Creative
                                    Leadership;  Director,  USLIFE  Corporation,
                                    insurance;  and Raytheon  Co.,  electronics;
                                    the  National  Defense  University;  and the
                                    Institute  for Defense  Analysis;  formerly,
                                    Ambassador,   U.S.   State   Department  for
                                    negotiations in Bosnia  Distinguished Policy
                                    Analyst  at Ohio State  University  and Olin
                                    Distinguished Professor of National Security
                                    Studies  at  the  United   States   Military
                                    Academy.  From June, 1987 to June,  1992, he
                                    was the Supreme Allied Commander, Europe and
                                    the   Commander-in-Chief,    United   States
                                    European Command.
                                    Tufts University,  Packard Avenue,  Medford,
                                    MA 02155


ALICE S. ILCHMAN                    Director

  (62)
                                    President,  Sarah Lawrence College; Director
                                    or Trustee, the Seligman Group of Investment
                                    Companies;    Chairman,    The   Rockefeller
                                    Foundation,   charitable   foundation;   and
                                    Director,  NYNEX, telephone company; and the
                                    Committee    for    Economic    Development;
                                    formerly,  Trustee,  The Markle  Foundation,
                                    philanthropic  organization;  and  Director,
                                    International  Research and Exchange  Board,
                                    intellectual   exchanges.   Sarah   Lawrence
                                    College, Bronxville, NY 10708


FRANK A. McPHERSON                  Director

  (64)
                                    Director, various corporations;  Director or
                                    Trustee,  the Seligman  Group of  Investment
                                    Companies;     Director,      Kimberly-Clark
                                    Corporation,   consumer  products,  Bank  of
                                    Oklahoma  Holding  Company,   Oklahoma  City
                                    Chamber of Commerce, Baptist Medical Center,
                                    Oklahoma Chapter of the Nature  Conservancy,
                                    Oklahoma  Medical Research  Foundation,  and
                                    National  Boys and Girls  Clubs of  America;
                                    Chairman,   Oklahoma  City  Public   Schools
                                    Foundation;  and a  Member  of the  Business
                                    Roundtable ; formerly, Chairman of the Board
                                    and  Chief  Executive  Officer,   Kerr-McGee
                                    Corporation, energy and chemicals.
                                    123 Robert S. Kerr Avenue, Oklahoma City, OK
                                    73102



JOHN E. MEROW*                      Director
  (67)
                                    Retired   Chairman   and   Senior   Partner,
                                    Sullivan & Cromwell,  law firm;  Director or
                                    Trustee,  the Seligman  Group of  Investment
                                    Companies;       Commonwealth       Aluminum
                                    Corporation;  Municipal  Art  Society of New
                                    York;   U.S.   Council   for   International
                                    Business;   and  U.S.-New  Zealand  Council;
                                    Chairman, American Australian Association; a
                                    Member of the  American  Law  Institute  and
                                    Council on Foreign  Relations;  and a Member
                                    of the  Board of  Governors  of the  Foreign
                                    Policy   Association   and  the   New   York
                                    Hospital.
                                    125 Broad  Street,  New York,  NY  10004

BETSY S. MICHEL                     Director
  (54)                              Attorney;  Director or Trustee, the Seligman
                                    Group  of  Investment  Companies;   Trustee,
                                    Geraldine  R. Dodge  Foundation,  charitable
                                    foundation;  and  Chairman  of the  Board of
                                    Trustees of St.  George's  School  (Newport,
                                    RI);   formerly,   Director,   The  National
                                    Association    of    Independent     Schools
                                    (Washington,  DC).
                                    St. Bernard's Road, P.O. Box 449, Gladstone,
                                    NJ 07934


JAMES C. PITNEY                     Director
  (70)
                                    Retired  Partner,  Pitney,  Hardin,  Kipp  &
                                    Szuch, law firm; Director or Trustee, the Seligman Group of Investment Companies and
                                    Director, Public Service Enterprise Group, public utility.
                                    Park Avenue at Morris County, P.O. Box 1945,
                                    Morristown, NJ 07962-1945


JAMES Q. RIORDAN                    Director

  (69)
                                    Director, various corporations;  Director or
                                    Trustee,  the Seligman  Group of  Investment
                                    Companies, Director, The Houston Exploration
                                    Company, The Brooklyn Union Gas Company, Dow
                                    Jones & Co.,  Inc.  and Public  Broadcasting
                                    Service;  and Trustee,  The Brooklyn Museum,
                                    and The Committee for Economic Development,;
                                    formerly,  Co-Chairman of the Policy Council
                                    of  the  Tax  Foundation;  Director,  Tesoro
                                    Petroleum Companies,  Inc.; and Director and
                                    President,  Bekaert  Corporation.
                                    675 Third Avenue,  Suite 3004,  New York, NY
                                    10017


RONALD T. SCHROEDER*                Director and Member of the Executive
  (49)                              Committee

                                    Director,   Managing   Director   and  Chief
                                    Investment Officer,  Institutional,  J. & W.
                                    Seligman  &  Co.  Incorporated,   investment
                                    managers and advisers,  Director or Trustee,
                                    the Seligman Group of investment  companies;
                                    Director, Seligman Financial Services, Inc.,
                                    broker/dealer;  and Seligman Services, Inc.,
                                    broker/dealer;   formerly,   President,  the
                                    Seligman  Group  of  Investment   Companies,
                                    except Seligman Quality Municipal Fund, Inc.
                                    and Seligman Select  Municipal  Fund,  Inc.;
                                    and  Director,   J.  &  W.  Seligman   Trust
                                    Company, trust company; Seligman Data Corp.,
                                    shareholder   service  agent;  and  Seligman
                                    Securities, Inc., broker/dealer.


ROBERT L. SHAFER                    Director

  (64)
                                    Director, various corporations;  Director or
                                    Trustee,  the Seligman  Group of  Investment
                                    Companies; and Director, USLIFE Corporation, life insurance; formerly, vice president, Pfizer Inc., pharmaceuticals. 235 East 42nd Street, New York, NY 10017


JAMES N. WHITSON                    Director

  (62)
                                    Executive Vice  President,  Chief  Operating
                                    Officer and Director,  Sammons  Enterprises,
                                    Inc.;  Director  or  Trustee,  the  Seligman
                                    Group of Investment Companies;  Red Man Pipe
                                    and   Supply   Company,   piping  and  other
                                    materials;  and C-SPAN.  300 Crescent Court,
                                    Suite 700, Dallas, TX 75201

BRIAN ASHFORD- RUSSELL              Vice President and Portfolio Manager
   (37)                             Portfolio  Manager,  Seligman Henderson Co.,
                                    advisers;   and  Henderson  plc,  investment
                                    managers;  and Vice  President and Portfolio
                                    Manager,   one  other  open-end   investment
                                    company in the Seligman  Group of investment
                                    companies;   formerly,   Portfolio  Manager,
                                    Touche Remnant & Co., investment anagers.

DANIEL J. CHARLESTON                Vice President and Portfolio Manager
   (37)
                                    Managing Director (formerly, Vice President,
                                    Investment Officer),  J. & W. Seligman & Co.
                                    Incorporated,    investment   managers   and
                                    advisers;  and Vice  President and Portfolio
                                    Manager,   one  other  open-end   investment
                                    company in the Seligman  Group of Investment
                                    Companies.


IAIN C. CLARK                       Vice President and Portfolio Manager

   (46) Managing Director and Chief Investment Officer, Seligman Henderson Co., advisers; Vice President and Portfolio Manager, one other open-end investment company in the Seligman Group of investment companies; Director and Senior Portfolio Manager, Henderson plc, investment managers; Director, Henderson International, Ltd., investment managers; and Secretary, Treasurer and Vice President, Henderson International, Inc., investment adviser.

LEONARD J. LOVITO                   Vice President and Portfolio Manager
   (37)
                                    Vice President,  Investment Officer, J. & W.
                                    Seligman  &  Co.  Incorporated,   investment
                                    managers and  advisers;  Vice  President and
                                    Portfolio   Manager,   two  other   open-end
                                    investment companies in the Seligman Group of Investment Companies.

NITIN MEHTA                         Vice President and Portfolio Manager
   (36)                             Portfolio  Manager,  Seligman Henderson Co.,
                                    advisers;   and  Henderson  plc,  investment
                                    managers;  and Vice  President and Portfolio
                                    Manager,   one  other  open-end   investment
                                    company in the Seligman  Group of investment
                                    companies;   formerly,   Head  of   Currency
                                    Management and  Derivatives,  Quorum Capital
                                    Management;        Investment       Officer,
                                    International Finance Corp.; and Director of
                                    Equities,   Shearson   Lehman  Global  Asset
                                    Management.



ARSEN MRAKOVCIC                     Vice President and Portfolio Manager
   (31)
                                    Managing Director (formerly, Vice President,
                                    Investment Officer),  J. & W. Seligman & Co.
                                    Incorporated,    investment   managers   and
                                    advisers;  and Vice  President and Portfolio
                                    Manager,   two  other  open-end   investment
                                    companies   in   the   Seligman   Group   of
                                    Investment Companies

LORIS D. MUZZATTI                   Vice President and Portfolio Manager
  (39)
                                    Managing  Director,  J. & W.  Seligman & Co.
                                    Incorporated,    investment   managers   and
                                    advisers;   Vice   President  and  Portfolio
                                    Manager,   two  other  open-end   investment
                                    companies   in   the   Seligman   Group   of
                                    Investment Companies.


CHARLES C. SMITH, JR.               Vice President and Portfolio Manager

   (40)
                                    Managing  Director  (formerly,  Senior  Vice
                                    President and Senior Investment Officer), J.
                                    & W. Seligman & Co. Incorporated, investment
                                    managers and  advisers;  Vice  President and
                                    Portfolio   Manager,   two  other   open-end
                                    investment companies in the Seligman Group of Investment Companies and Tri-Continental Corporation, closed-end investment company.

PAUL H. WICK                        Vice President and Portfolio Manager
   (34)
                                    Managing Director (formerly, Vice President,
                                    Investment Officer),  J. & W. Seligman & Co.
                                    Incorporated,    investment   managers   and
                                    advisers;  and Vice  President and Portfolio
                                    Manager,   two  other  open-end   investment
                                    companies   in   the   Seligman   Group   of
                                    Investment Companies.

LAWRENCE P. VOGEL                   Vice President
  (40)
                                    Senior  Vice  President,  Finance,  J.  & W.
                                    Seligman  &  Co.  Incorporated,   investment
                                    managers and  advisers;  Seligman  Advisors,
                                    Inc.,  advisers  and  Seligman  Data  Corp.,
                                    shareholder  service agent;  Vice President,
                                    the Seligman Group of Investment  Companies;
                                    Seligman    Financial    Services,     Inc.,
                                    broker/dealer;  and Seligman Services, Inc.,
                                    broker/dealer;   and   Treasurer,   Seligman
                                    Holdings,   Inc.,   holding   company;   and
                                    Seligman Henderson Co., advisers.

FRANK J. NASTA                      Secretary
  (32)
                                    Senior Vice  President,  Law and Regulation,
                                    and Corporate Secretary,  J. & W. Seligman &
                                    Co.  Incorporated,  investment  managers and
                                    advisers;  Corporate Secretary, the Seligman
                                    Group  of  Investment  Companies;   Seligman
                                    Advisors, Inc., advisers; Seligman Financial
                                    Services,  Inc.,   broker/dealer;   Seligman
                                    Henderson Co., advisers;  Seligman Services,
                                    Inc., broker/dealer and Seligman Data Corp.,
                                    shareholder    service   agent;    formerly,
                                    Secretary, J. & W. Seligman Trust Company, trust company; and attorney, Seward and Kissel, law firm.

THOMAS G. ROSE                      Treasurer
  (39)
                                    Treasurer,  the Seligman Group of Investment
                                    Companies;    and   Seligman   Data   Corp.,
                                    shareholder    service   agent;    formerly,
                                    Treasurer, American Investors Advisors, Inc.
                                    and the American Investors Family of Funds.


         The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.


                               Compensation Table
                                                                                   Pension or               Total Compensation
                                                        Aggregate              Retirement Benefits               from Fund
               Name and                             Compensation From          Accrued as part of            and Fund Complex
          Position with Fund                            Fund (1)                  Fund Expenses            Paid to Directors (2)
          ------------------                            --------                  -------------            ---------------------
William C. Morris, Director and Chairman                   N/A                         N/A                          N/A
Brian T. Zino, Director and President                      N/A                         N/A                          N/A
Ronald T. Schroeder, Director                              N/A                         N/A                          N/A
Fred E. Brown, Director*                                   N/A                         N/A                          N/A
John R. Galvin, Director                                $2,357.99                      N/A                      $65,000.00
Alice S. Ilchman, Director                               2,393.70                      N/A                       66,000.00
Frank A. McPherson, Director                             2,357.99                      N/A                       65,000.00
John E. Merow, Director                                  2,393.70(d)                   N/A                       66,000.00(d)
Betsy S. Michel, Director                                2,393.70                      N/A                       66,000.00
James C. Pitney, Director                                2,357.99(d)                   N/A                       65,000.00
James Q. Riordan, Director                               2,393.70                      N/A                       66,000.00
Robert L. Shafer, Director                               2,393.70                      N/A                       66,000.00
James N. Whitson, Director                               2,393.70                      N/A                       66,000.00(d)


(1) Based on remuneration received by the Directors of the Fund for the year ended December 31, 1996.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of eighteen investment companies.

*        Retired March 20, 1997.

(d)      Deferred.

         The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest is accrued on the deferred balances. The annual cost of such fees and interest is included in the directors' fees and expenses and the accumulated balance thereof is included in "Liabilities" in the Fund's financial statements. The total amounts of deferred compensation (including interest) payable in respect of the Fund to Messrs. Merow and Whitson as of December 31, 1996 were $13,894 and $9,258, respectively. As of January 1, 1997, Mr. Merow no longer defers current compensation. Mr. Pitney no longer defers current compensation; however, he has accrued deferred compensation (including interest) in the amount of $3,719 as of December 31, 1996. The Fund has applied for, and expects to receive, exemptive relief that would permit a director who has elected deferral of his or her fees to choose a rate of return equal to either (i) the interest rate on short-term Treasury bills, or (ii) the rate of return on the shares of any of the investment companies advised by the Manager, as designated by the director. The Fund may, but is not obligated to, purchase shares of such investment companies to hedge its obligations in connection with this deferral arrangement.

         Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies in the Seligman Group. As of March 31, 1997, no Directors or officers of the Fund owned directly or indirectly shares of any of the Portfolios.


                             MANAGEMENT AND EXPENSES

         Under the Management Agreements and subject to the control of the Board of Directors, the Manager (or in the case of each of the Seligman Henderson Portfolios, the Manager and Seligman Henderson Co. (the "Subadviser")) manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors and/or officers of the Fund who are employees or advisors of the Manager.

         The Management Agreements (and the Subadvisory Agreements, in the case of each of the Seligman Henderson Portfolios) provide that the Manager (and the Subadviser, in the case of each of the Seligman Henderson Portfolios) will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing their duties under the Management (and Subadvisory) Agreements, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the Management (and Subadvisory) Agreements.

         The Fund pays all its expenses other than those assumed by the Manager or Subadviser, including fees and expenses of independent attorneys and auditors, taxes and governmental fees (including fees and expenses for qualifying the Fund and its shares under Federal and state securities laws), expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, fees and expenses of directors of the Fund not employed by the Manager or any of its affiliates (including the Subadviser), insurance premiums and extraordinary expenses such as litigation expenses.


         The Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio each pay the Manager a management fee for its services, calculated daily and payable monthly, at an annual rate of .40% of the daily net assets of each such Portfolio. The Seligman High-Yield Bond Portfolio pays the Manager a management fee for its services calculated daily and payable monthly at an annual rate of .50% of the daily net assets of such Portfolio. The Seligman Communications and Information Portfolio and Seligman Frontier Portfolio each pay the Manager a management fee for its services, calculated daily and payable monthly, at an annual rate of .75% of the daily net assets of each such Portfolio. Each of the Seligman Henderson Portfolios pay the Manager a management fee, calculated daily and payable monthly, equal to an annual rate of 1.00% of the average daily net assets of each such Portfolio, of which .90% is paid to the Subadviser for the services described below.

         The following table indicates the management fees paid (or waived, in the case of Seligman Cash Management Portfolio) for the years 1996, 1995, and 1994:

                                                                    1996                 1995                 1994
                                                                    ----                 ----                 ----
Seligman Bond Portfolio                                           $ 18,034             $ 15,262             $ 14,043
Seligman Capital Portfolio                                          48,339               28,551               23,120
Seligman Cash Management Portfolio*                                 36,532               18,365               12,837
Seligman Common Stock Portfolio                                    134,264               94,380               84,124
Seligman Communications and Information Portfolio                  373,337              123,216                  349**
Seligman Frontier Portfolio                                        165,050               29,219                   99**
Seligman Henderson Global Growth Opportunities Portfolio             4,098**               --                  --
Seligman Henderson Global Smaller Companies Portfolio              110,169               17,210                  159**
Seligman Henderson Global Technology Portfolio                       4,920**               --                  --
Seligman Henderson International Portfolio                          57,323               25,312               11,417
Seligman High-Yield Bond Portfolio                                  35,858                3,941**              --
Seligman Income Portfolio                                           49,574               45,797               42,854

------------------------
*      The Manager, at its discretion, waived all of its fees.
**     Fees paid from commencement of operations.


         The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred. See Appendix A for further information about the Manager.

         The Management Agreement with respect to the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio was approved by the Board of Directors on September 30, 1988 and by shareholders at a Special Meeting held on December 16, 1988. The Management Agreement with respect to the Seligman Henderson International Portfolio was approved by the Board of Directors on March 18, 1993. The Management Agreements with respect to the Seligman Communications and Information Portfolio, the Seligman Frontier Portfolio, and the Seligman Henderson Global Smaller Companies Portfolio were approved by the Board of Directors on July 21, 1994. The Management Agreement with respect to the Seligman High-Yield Bond Portfolio was approved by the Board of Directors on March 16, 1995. The Management Agreement with respect to the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio was approved by the Board of Directors on March 21, 1996. The Management Agreements will continue in effect until December 31 of each year, with respect to each Portfolio if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the Management Agreements or interested persons of any such party) and (2) the Manager shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Management Agreements may be terminated at any time with respect to any or all Portfolios, by the Fund, without penalty, on 60 days' written notice to the Manager. The Manager may terminate the Management Agreements at any time upon 60 days written notice to the Fund. The Management Agreements will terminate automatically in the event of their assignment. The Fund has agreed to change its name upon termination of the Management Agreements if continued use of the name would cause confusion in the context of the Manager's business.


         Under the Subadvisory Agreements between the Manager and the Subadviser, the Subadviser supervises and directs the investment of the assets of each of the Seligman Henderson Portfolios, including making purchases and sales of portfolio securities consistent with each of the Seligman Henderson Portfolio's investment objectives and policies. For these services the Subadviser is paid a fee equal to an annual rate of .90% of each of the Seligman Henderson Portfolio's average daily net assets. The Subadvisory Agreement with respect to Seligman Henderson International Portfolio was approved by the Board of Directors at a meeting held on March 18, 1993. The Subadvisory Agreement with respect to Seligman Henderson Global Smaller Companies Portfolio was approved by the Board of Directors at a meeting held on July 21, 1994. The Subadvisory Agreements with respect to Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio were approved by the Board of Directors at a meeting held on March 21, 1996. The Subadvisory Agreements will continue in effect until December 31 of each year, with respect to each Portfolio (except for the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio for which the Subadvisory Agreement is in effect until December 31, 1997 and then December 31 of each year thereafter), and from year to year thereafter if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of

Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreements or interested persons of any such party) and (2) the Subadviser shall not have notified the Manager in writing at least 60 days prior to such December 31 or prior to December 31 of any year thereafter that it does not desire such continuance. The Subadvisory Agreements may be terminated at any time by the Fund, on 60 days written notice to the Subadviser. The Subadvisory Agreements will terminate automatically in the event of their assignment or upon the termination of the relevant Management Agreement.


         The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson plc. Henderson plc, headquartered in London, is one of the largest independent money managers in Europe. The firm managed approximately $18.1 billion in assets as of December 31, 1996, and is recognized as a specialist in global equity investing.


         Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Manager's Code of Ethics (the "Ethics Code"). The Ethics Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Ethics Code. The Ethics Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes (i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client, (iv) is being considered by a research analyst,
(v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Director of Compliance, or (vi) is being acquired during an initial or secondary public offering. The Ethics Code also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

         The Ethics Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

         Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. In turn, the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

                PORTFOLIO TRANSACTIONS, VALUATION AND REDEMPTION

         As provided in the Management Agreements, the Manager (or in the case of each of the Seligman Henderson Portfolios, the Manager or the Subadviser) purchases and sells securities for the Fund. Purchase and sale orders are placed by the Manager or the Subadviser.

         The Management Agreements and the Subadvisory Agreements recognize that in the purchase and sale of portfolio securities the Manager or the Subadviser will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the manager for its use, as well as to the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager or Subadviser to be beneficial to the Fund. In addition, the Manager or the Subadviser is authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund that the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager or the Subadviser in connection with its services to clients other than the Fund.

         In over-the-counter markets, the Fund deals with primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

         Brokerage commissions of each Portfolio (except the Seligman Bond Portfolio, Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio) for the years 1996, and if applicable, 1995 and 1994, are set forth in the following table:



                                                                       Total Brokerage
                                                                     Commissions Paid for
                                                           Execution and Statistical Services (1)
                                                           --------------------------------------
                                                            1996             1995             1994
                                                            ----             ----             ----

Seligman Capital Portfolio                                $ 19,283         $ 20,041         $ 8,412
Seligman Common Stock Portfolio                             37,709           34,600          12,559
Seligman Communications and Information Portfolio           82,832           32,247             134
Seligman Frontier Portfolio                                 43,065           12,086             111
Seligman Henderson Global Growth Opportunities Portfolio     4,056              N/A             N/A
Seligman Henderson Global Smaller Companies Portfolio       39,649           12,794             180
Seligman Henderson Global Technology Portfolio               2,037              N/A             N/A
Seligman Henderson International Portfolio                  20,495           12,389           5,503
Seligman Income Portfolio                                    1,483            6,746           2,839

--------------
  (1)  Not including any spreads on principal transactions on a net basis.


         When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or salable.


         Valuation. The net asset value per share of each Portfolio is determined as of the close of trading on the New York Stock Exchange(normally, 4:00 p.m. Eastern time) each day that the New York Stock Exchange is open. Currently, the New York Stock Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The following supplements information contained in the Prospectus regarding the manner in which securities are valued.


         It is the policy of the Seligman Cash Management Portfolio to use its best efforts to maintain a constant per share price equal to $1.00. Instruments held by the Seligman Cash Management Portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

         The foregoing method of valuation is permitted by Rule 2a-7 adopted by the Securities and Exchange Commission (the "SEC"). Under this rule, the Seligman Cash Management Portfolio must maintain an average-weighted portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of one year or less, and invest only in securities determined by the Fund's Directors to be of high quality with minimal credit risks. In accordance with the rule, the Directors have established procedures designed to stabilize, to the extent reasonably practicable, the price per share as computed for the purpose of sales and redemptions of the Seligman Cash Management Portfolio at $1.00. Such procedures include review of the portfolio holdings by the Seligman Cash Management Portfolio and determination as to whether the net asset value of the Seligman Cash Management Portfolio, calculated by using available market quotations or market equivalents, deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between the net asset value based upon available market quotations or market equivalents, and $1.00 per share net asset value, based on amortized cost, must be examined by the Directors. In the event that a deviation of .5 of 1% or more exists between the Portfolio's $1.00 per share net asset value and the net asset value calculated by reference to market gestations, or if there is any deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. Any such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

         With respect to each of the Seligman Henderson Portfolios, portfolio securities, including open short positions, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are not recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board of Directors determines that this amortized cost value does not represent fair market value.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

         For purposes of determining the net asset value per share of the Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

         REDEMPTION. The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the New York Stock Exchange during periods of emergency, or such other periods as ordered by the SEC. It is not anticipated that shares will be redeemed for other than cash or its equivalent. However, the Fund reserves the right to pay the redemption price to the Canada Life Accounts and VCA-9 in whole or in part, by a distribution in kind from the Fund's investment portfolio, in lieu of cash, taking the securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. If shares are redeemed in this way, brokerage costs will ordinarily be incurred by the Canada Life Accounts and VCA-9 in converting such securities into cash.

                       CUSTODIANS AND INDEPENDENT AUDITORS

         CUSTODIANS. With the exception of each of the Seligman Henderson Portfolios, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as custodian for the Fund, and in such capacity holds in a separate account assets received by it from or for the account of each of the Fund's Portfolios.

         Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for each of the Seligman Henderson Portfolios, and in such capacity holds in a separate account assets received by it from or for the account of each of these Portfolios of the Fund.


         INDEPENDENT AUDITORS. Ernst & Young LLP, independent auditors, serve as auditors of the Fund and certify the annual financial statements of the Fund. Their address is 787 Seventh Avenue, New York, New York 10019.


                              FINANCIAL STATEMENTS


         Audited financial statements as of December 31, 1996 for the Fund's Portfolios are incorporated herein by reference to the Fund's 1996 Annual Report. The Annual Report will be furnished, without charge, to investors who request copies of the Fund's Statement of Additional Information.

                                   APPENDIX A

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


         Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

         Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of
J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 .... Prior to 1900

o        Helps finance America's fledgling railroads through underwriting.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o        Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o        Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o        Establishes Investment Advisory Service.

 ...1940s

o        Helps shape the Investment Company Act of 1940.
o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o        Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.
o Helps pioneer state-specific, tax-exempt municipal bond funds, today managing a national and 18 state-specific tax-exempt funds.
o Establishes J. & W. Seligman Trust Company, and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s


o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.
o In 1991 establishes a joint venture with Henderson Administration Group plc, of London, known as Seligman Henderson Co., to offer global and international investment products.
o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.
o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

------------------------------------------------------------------------------
ANNUAL REPORT
------------------------------------------------------------------------------

SELIGMAN
-------------------
PORTFOLIOS,
-------------------
INC.
-------------------

J&WS

December 31, 1996

                                   SELIGMAN
                                   PORTFOLIOS,
                                   INC.

                                                                February 4, 1997

Dear Contract Owner:

J. & W. Seligman & Co. Incorporated, as Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed audited financial statements and accompanying information for Seligman Portfolios, Inc., the underlying investment vehicle for your policy, for the year ended December 31, 1996.

   A constructive economic environment supported strong corporate earnings in most industries during 1996. In spite of continued corporate downsizing and restructuring, the unemployment rate fell as low as 5.2% in August and ended the year at 5.3%, as compared to 5.6% in December 1995. Simply put, the increased competitiveness of US industry and the low inflation environment provided strong fundamental support to higher equity prices and improved results in the fixed-income markets, particularly in the last half of the year.

   Driven by the outstanding performance of a small number of the largest stocks, the US large-capitalized equity markets continued to advance in 1996, setting new highs and rebounding from sharp short-term setbacks. The S&P 500's total return for the year was 22.96%, and the Dow Jones Industrial Average
(DJIA) posted an exceptional total return of 28.91%. The US small-company market advanced more slowly, led by technology and value stocks. Overall, performance results for the standard small-company indices were more muted.

   The fixed-income markets, in contrast, had a less positive year. In the first two quarters of the year, the markets were hindered by persistent concerns that the economy's unexpected vigor would produce higher levels of inflation and, in turn, increases in interest rates. However, performance improved in the last two quarters of the year, as low levels of inflation prevailed despite continued economic growth. The yield on the benchmark 30-year Treasury bond reflected the changing perceptions of inflationary pressure, rising from 5.95% on December 31, 1995, to end the year at 6.64%. Additionally, the yield on the benchmark three-month Treasury bill ended the year at 5.17%, modestly higher than the 5.05% yield at year-end 1995.

   Looking ahead, the economic environment supporting the US financial markets remains generally positive, given continued modest economic growth, low inflation, and bipartisan efforts to balance the federal budget without raising taxes. While we always recognize that there could be further short-term volatility, we remain positive about the long-term outlook for the US economy and the financial markets.

   Internationally, the fundamental economic background was supportive in most of the world's major financial markets. In particular, inflation remained stable and, in many countries, short-term interest rates were flat, or declined. However, despite a relatively strong fourth quarter, 1996 was a mixed year for the international equity markets. European markets performed well, but Asian markets, with the exception of Hong Kong, were patchy, while Japan was particularly weak. Looking forward, we believe the economic and interest rate fundamentals will remain positive in 1997. Further, we believe corporate profits growth will remain strong for most European markets. While Japan has the potential for significant recovery, it may yet take a little time for this to happen, and in the meantime its market may remain volatile.

   We thank you for your continued confidence in Seligman Portfolios, Inc., and look forward to serving your investment needs in 1997 and the years ahead.

                                        Respectfully,


                                        [GRAPHIC OMITTED]
                                        William C. Morris
                                        Chairman
                                        J. & W. Seligman & Co. Incorporated

Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Largest Portfolio Changes (unaudited)
--------------------------------------------------------------------------------

During the Six Months Ended December 31, 1996


                                        Principal Amount
                                           or Shares
                                    ----------------------
                                                 Holdings
      Additions                     Increase     12/31/96
---------------------               --------     --------
SELIGMAN BOND PORTFOLIO
US Government Securities
US Treasury Bonds 7 7/8%,
  2/15/2021...............          $400,000     $400,000
US Treasury Notes 6 1/4%,
  10/31/2001..............           200,000      200,000
US Treasury Notes 7%,
  7/15/2006...............           800,000      800,000

US Government Agencies
Federal National Mortgage
  Association 7 1/2%, 10/1/2026      492,553      492,553

Corporate Bonds
Kohls 7 3/8%, 10/15/2011..           200,000      200,000
NewPort News 8 5/8%, 12/1/2006       200,000      200,000
Oryx Energy 10%, 4/1/2001.           200,000      200,000
Woolworth 7%, 6/1/2000....           200,000      200,000


                                        Principal Amount
                                           or Shares
                                    ----------------------
                                                 Holdings
      Reductions                    Decrease     12/31/96
---------------------               --------     --------
US Government Securities
US Treasury Notes 7 1/4%,
  8/15/2004...............          $500,000         --
US Treasury Bonds 8 3/4%,
  5/15/2020...............           200,000      $400,000

US Government Agencies
Federal National Mortgage
  Association 7%, 5/1/2026           507,867         --
Government National Mortgage
  Association 10%, 12/15/2020        224,491         --

Corporate Bonds
Continental Cablevision 8.30%,
  5/15/2006...............           200,000         --

Asset-Backed Securities
Advanta 7.44%, 8/25/2018             200,000         --

--------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO
Common Stocks
C-Cube Microsystems............       5,000 shs.   5,000 shs.
Ceridian.......................       5,000        5,000
Maxim Integrated Products......       5,000        5,000
McLeod (Class A)...............       6,000        6,000
MGM Grand......................       4,700        4,700
Saks Holdings..................       5,200        5,200
Seagate Technology.............       2,500        5,000 (1)
Snyder Communications..........       7,100        7,100
Symantec.......................      20,100       20,100
Washington Mutual..............       4,800        4,800

Common Stocks
Berg Electronics...............       7,000 shs.    --
Comshare.......................       7,000         --
Cooper Tire & Rubber...........       5,000         --
Garden Botanika................       7,500         --
Masco..........................       4,600         --
Oxford Health Plans............       5,000         --
PepsiCo........................       6,000         --
St. Jude Medical...............       3,800         --
Sterling Software..............       3,300         --
Western Wireless (Class A).....       8,450         --

--------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO
Common Stocks
AMP............................       8,000 shs.  12,800 shs.
Automatic Data Processing......       4,200        4,200
Borg-Warner Automotive.........       4,400        4,400
Electronic Data Systems........       5,000        5,000
Federal-Mogul..................       7,000        7,000
Kemet..........................      10,000       10,000
Olin...........................       2,200        8,800 (2)
Sun Microsystems...............       3,300        6,600 (3)
WorldCom.......................       9,000        9,000
Worthington Industries.........      12,500       12,500

Common Stocks
American Stores................       8,200 shs.    --
Coca-Cola......................       5,600         --
Dell Computer..................       5,500         --
Fleet Financial Group..........       6,000         --
Gillette.......................       3,000         --
Mobil..........................       2,800         --
Nordstrom......................       6,700         --
Philip Morris..................       4,800         --
Unifi..........................       9,700         --
UST Inc........................       9,900         --

----------------
See footnotes on page P-4.


                                    -- P-1 --

Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Largest Portfolio Changes (unaudited) (continued)
--------------------------------------------------------------------------------

During the Six Months Ended December 31, 1996


                                            Shares
                                    ----------------------
                                                 Holdings
      Additions                     Increase     12/31/96
---------------------               --------     --------
SELIGMAN COMMUNICATIONS AND
INFORMATION PORTFOLIO
Common Stocks
Applix.......................       40,000       40,000
Gateway 2000.................       20,000       20,000
Glenayre Technologies........       30,000       50,000
IA...........................      195,000      195,000
Millicom International Cellular     30,000       35,000
Pure Atria...................       35,000       35,000
Simulation Sciences..........      160,000      160,000
Tellabs......................       20,000       40,000 (4)
U.S. Robotics................       20,000       25,000
VeriFone.....................       30,000       30,000



                                            Shares
                                    ----------------------
                                                 Holdings
     Reductions                     Decrease     12/31/96
---------------------               --------     --------
Common Stocks
Aspect Development...........       25,000        --
Dell Computer................       17,000        --
Hadco........................       17,000       10,000
Hummingbird Communications...       20,000        --
K-III Communications.........       70,000        --
Lattice Semiconductor........       24,000        --
Novellus Systems.............       15,000        --
Oracle Systems...............       22,500        --
Xerox........................       21,000        --
Xilinx.......................       20,000       10,000

--------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO
Common Stocks
American Pad & Paper.........       20,300       20,300
CalEnergy....................       11,700       23,760
Drilex International.........       20,000       20,000
First Commonwealth...........       20,000       26,200
Health Management Association
  (Class A)..................       17,000       17,000
Memtec (ADRs)................       13,600       13,600
National Surgery Centers.....       16,400       20,750
Omnipoint....................       12,300       16,100
ONTRACK Data International...       30,000       30,000
Watson Pharmaceuticals.......        9,500       20,100

Common Stocks
Applied Graphics Technologies       15,000        --
Corporate Express............       11,500        --
ESC Medical Systems..........       16,500        --
HFS..........................        2,600       3,400
Minerals Technologies........        6,400        --
Oakley.......................       10,700        --
Parexel International........        9,000        --
Pomeroy Computer Resources...       16,500 (5)    --
Sealed Air...................        5,480        --
Vincam Group.................       13,000        --

--------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
OPPORTUNITIES PORTFOLIO
Common Stocks
CRT Group....................        6,500        6,500
Grupo Carso (ADRs)...........        1,900        1,900
Joshin Denki.................        2,000        2,000
Kalmar Industries............        1,300        1,300
Pacific BBA..................        7,900        7,900
Richter Gedeon...............          480          480
SGS-Thomson Microelectronics.          400          400
Shimachu.....................        1,000        1,000
Societe Industrielle de Transports
  Automobiles................          105          105
Tomra Systems................        1,550        1,550

Common Stocks
Informix.....................          200         --
PepsiCo......................          100         --
R.J. Reynolds................        4,000         --
WMC..........................        1,600         --

----------------
See footnotes on page P-4.


                                    -- P-2 --

Seligman Portfolios, Inc.

During the Six Months Ended December 31, 1996


                                            Shares
                                    ----------------------
                                                 Holdings
      Additions                     Increase     12/31/96
---------------------               --------     --------
SELIGMAN HENDERSON GLOBAL SMALLER
COMPANIES PORTFOLIO
Common Stocks
Bau Holdings (Non-Voting
  Preference Shares).............   2,600        2,600
Berg Electronics.................   6,300        7,500
BMC Industries...................   4,300        4,900
La Doria.........................  40,000       40,000
L'Europeenne d'Extincteurs.......   3,000        3,000
Hucke............................   6,892        6,892
Rauma Group......................   7,900        7,900
Teva Pharmaceutical..............   4,000        4,000
Universal Outdoor Holdings.......   8,000        8,000
Watson Pharmaceuticals...........   7,400        7,400


                                            Shares
                                    ----------------------
                                                 Holdings
    Reductions                      Decrease     12/31/96
---------------------               --------     --------
Common Stocks
Apcoa Parking....................     675          --
Electronics for Imaging..........     940          --
Hoganas (Series B)...............   2,200          --
Lassila & Tikanoja...............   1,800          --
Oakley...........................   2,000          --
Opal.............................   3,400          --
Outdoor Systems..................   1,300          --
Pomeroy Computer Resources.......   3,000 (6)      --
Roosevelt Financial Group........   3,000        5,000
Southern Pacific Funding.........  11,500          --

--------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL
TECHNOLOGY PORTFOLIO
Common Stocks
Amtek Engineering................  16,000       16,000
ASM Lithography..................     800          800
CRT Group........................   8,700        8,700
Dialogic.........................   1,400        1,650
IA...............................   5,000        5,000
Informatics Holdings.............  70,000       70,000
Nokia............................     710          710
U.S. Robotics....................     400          600
VeriFone.........................   1,500        1,500
Xionics Document Technologies....   2,000        2,000

Common Stocks
Bell Cablemedia (ADRs)...........     450          --
Electronic Data Systems..........      75          --
First Data.......................      50          --
Gartner Group (Class A)..........     300          --
Hadco............................     250          --
Hewlett-Packard..................     100 (7)      --
Informix.........................     300          --
Lernout & Hauspie
   Speech Products...............     480          --
Natural Microsystems.............     300          --
Telecom Italia Mobile............   3,840          --

--------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO
Common Stocks
Koninklijke Ahold................   1,216        1,216
Mannesman........................     219          219
Michelin (Class B)...............   1,365        1,365
Pharmacia & Upjohn...............   1,983        1,983
Roche Holdings...................       9            9
Samsung Electronics..............   1,120        1,120
STET Societa' Finanziaria
   Telefonica....................  24,563       24,563
Usinor Sacilor...................   5,097        5,097
VEBA.............................   1,485        1,485
Volkswagen.......................     209          209

Common Stocks
Assicurazione Generali...........   3,665         --
Deutsche Bank....................   1,608         --
Guangdong Investments............  95,000         --
Nestle...........................      73         --
Norsk Hydro......................   1,434         --
Reuters Holdings.................   4,000         --
Roussel-Uclaf....................     338         --
Siemens..........................   1,540         --
Stora Kopparbergs................   2,442       3,153
WMC..............................   7,000         --

----------------
See footnotes on page P-4.


                                    -- P-3 --

Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Largest Portfolio Changes (unaudited) (continued)
--------------------------------------------------------------------------------

During the Six Months Ended December 31, 1996


                                        Principal Amount
                                           or Shares
                                    ----------------------
                                                 Holdings
      Additions                     Increase     12/31/96
---------------------               --------     --------
SELIGMAN HIGH-YIELD BOND PORTFOLIO
Corporate Bonds
Grand Union 12%, 9/1/2004.......    $150,000     $150,000
Intermedia Capital Partners
  11 1/4%, 8/1/2006.............     200,000      200,000
International Home Foods
  10 3/8%, 11/1/2006............     150,000      150,000
Omnipoint 11 5/8%, 8/15/2006....     150,000      150,000
Petersen Publishing
  11 1/8%, 11/15/2006...........     150,000      150,000
Royal Oak Mines 11%, 8/15/2006..     150,000      150,000
Sprint Spectrum 11%, 8/15/2006..     150,000      150,000
Unisys 11 3/4%, 10/15/2004......     150,000      150,000
U.S. Can 10 1/8%, 10/15/2006....     150,000      150,000
Wireless One 13%, 10/15/2003....     150,000      150,000

                                        Principal Amount
                                           or Shares
                                    ----------------------
                                                 Holdings
    Reductions                      Decrease     12/31/96
---------------------               --------     --------
Corporate Bonds
Aztar 11%, 10/1/2002............    $100,000       --
Benton Oil & Gas 11 5/8%,
  5/1/2003......................     100,000       --
Le Group Videotron Ltee
  10 5/8%, 2/15/2005............     100,000       --
Hayes Wheels International
  11%, 7/15/2006................     100,000       --
Herff Jones 11%, 8/15/2005......     100,000       --
Paracelsus Healthcare
  9 7/8%, 10/15/2003............     100,000       --
Smiths Food & Drug 11 1/4%,
  5/15/2007.....................     100,000       --
United Meridian 10 3/8%,
   10/15/2005...................     100,000       --
Wyndham Hotel 10 1/2%, 5/15/2006     100,000       --

Convertible Bonds
EMC 4 1/4%, 1/1/2001............     100,000       --

--------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO
Subordinated Convertible Bonds
BroadBand Technology 5%,
  5/15/2001.....................    $250,000     $250,000
Cirrus Logic 6%, 12/15/2003.....      45,000       45,000
Park Electrochemical 5 1/2%,
  3/1/2006......................     100,000      100,000
Platinum Technology 6 3/4%,
  11/15/2001....................     200,000      200,000

Convertible Preferred Stocks
Ikon Office Solutions $5.04.....       2,500 shs.   2,500 shs.

Common Stocks
Ford Motor......................       1,500        1,500
Frontier........................       4,400        4,400
StreamLogic.....................      65,000       65,000

Corporate Bonds
StreamLogic 14%, 10/7/1998......     $33,999      $33,999

Subordinated Convertible Bonds
EMC 4 1/4%, 1/1/2001............    $200,000        --
StreamLogic 6%, 3/15/2012.......     350,000        --

Common Stocks
National City...................       7,866 shs.   --

Corporate Bonds
Tenneco Credit 9 5/8%, 8/15/2001    $250,000        --

--------------------------------------------------------------------------------
Largest portfolio changes from the previous midyear to the current year-end are based on cost of purchases and proceeds from sales of securities. (1) Includes 2,500 shares received as a result of a 2-for-1 stock split. (2) Includes 4,400 shares received as a result of a 2-for-1 stock split. (3) Includes 3,300 shares received as a result of a 2-for-1 stock split. (4) Includes 20,000 shares received as a result of a 2-for-1 stock split. (5) Includes 5,500 shares received as a result of a 3-for-2 stock split. (6) Includes 1,000 shares received as a result of a 3-for-2 stock split. (7) Includes 50 shares received as a result of a 2-for-1 stock split.

                                    -- P-4 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
Annual Performance Overview                                   December 31, 1996
-------------------------------------------------------------------------------
The following charts compare a $10,000 hypothetical investment made in each of the Portfolios of Seligman Portfolios, Inc. (with the exception of Seligman Cash Management Portfolio), since inception through December 31, 1996, to a $10,000 hypothetical investment made in the appropriate benchmark indices and/or averages for the same period. Accompanying each chart is a discussion of the investment strategy and sector performance that affected the Portfolio during the past year.

SELIGMAN BOND PORTFOLIO (formerly Seligman Fixed Income Securities Portfolio)

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

  through December 31, 1996, to a $10,000
hypothetical investment made in the appropriate benchmark indices and/or averages for the same period. Accompanying each chart is a discussion of the investment strategy and sector performance that affected the Portfolio during the past year.

SELIGMAN BOND PORTFOLIO (formerly Seligman Fixed Income Securities Portfolio)

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

  er Corporate Debt BBB-Rated
Funds Average                          3.18         7.91         8.86*
*From June 30, 1988.

                           Lipper                         Lehman
                           Corp                           Bros
          Seligman         Debt          Lipper           Gov't
           Bond            BBB           Fixed            Bond
Date      Portfolio      Average         Income           Index
6/30/88  $10,000.00     $10,000.00     $10,000.00       $10,000.00
9/30/88  $10,100.00     $10,210.20     $10,166.80       $10,169.00
12/31/88 $10,100.69     $10,336.14     $10,281.88       $10,264.59
3/31/89  $10,121.03     $10,461.95     $10,421.50       $10,373.39
6/30/89  $10,670.31     $11,117.15     $11,037.49       $11,207.41
9/30/89  $10,690.66     $11,179.00     $11,125.69       $11,300.44
12/31/89 $10,979.28     $11,382.12     $11,319.09       $11,725.33
3/31/90  $10,796.65     $11,182.80     $11,165.89       $11,579.94
6/30/90  $11,118.94     $11,539.17     $11,535.00       $11,985.24
9/30/90  $11,161.91     $11,435.94     $11,403.29       $12,084.71
12/31/90 $11,652.91     $11,883.20     $11,785.09       $12,748.16
3/31/91  $11,924.17     $12,363.52     $12,326.88       $13,024.80
6/30/91  $12,093.71     $12,616.72     $12,605.75       $13,200.63
9/30/91  $12,726.65     $13,361.10     $13,301.31       $13,953.07
12/31/91 $13,351.66     $14,064.04     $13,944.47       $14,700.95
3/31/92  $13,120.83     $14,019.72     $13,957.83       $14,443.69
6/30/92  $13,485.30     $14,572.74     $14,431.73       $15,015.66
9/30/92  $14,080.60     $15,298.48     $14,994.04       $15,757.43
12/31/92 $14,098.68     $15,319.51     $15,044.05       $15,763.73
3/31/93  $14,548.36     $16,163.63     $15,662.53       $16,476.26
6/30/93  $14,879.00     $16,732.35     $16,064.53       $16,952.42
9/30/93  $15,249.32     $17,355.48     $16,455.78       $17,503.37
12/31/93 $15,223.99     $17,431.70     $16,555.51       $17,443.86
3/31/94  $14,787.30     $16,836.80     $16,183.74       $16,918.80
6/30/94  $14,621.66     $16,510.13     $15,972.32       $16,725.93
9/30/94  $14,742.12     $16,595.05     $16,045.71       $16,796.18
12/31/94 $14,708.19     $16,604.62     $16,000.51       $16,854.96
3/31/95  $15,215.92     $17,399.58     $16,656.59       $17,648.83
6/30/95  $16,263.10     $18,644.67     $17,502.43       $18,743.06
9/30/95  $16,596.30     $19,050.30     $17,850.94       $19,074.81
12/31/95 $17,529.77     $19,953.83     $18,481.18       $19,946.53
3/31/96  $16,942.09     $19,446.98     $18,342.84       $19,495.74
6/30/96  $16,874.92     $19,507.31     $18,469.12       $19,589.32
9/30/96  $17,042.83     $19,895.55     $18,862.14       $19,918.42
12/31/96 $17,545.90     $20,588.45     $19,394.43       $20,500.04

** Seligman Bond Portfolio will no longer be compared to the Lipper Fixed Income
   Funds Average after December 31, 1996, because it is a broad-based fixed income average that includes the performance of types of securities that your Portfolio does not invest in.

It was a year of mixed economic signals for the bond market. The expectations for slow growth, which predominated in January of 1996, changed abruptly in early March, resulting in a market decline. After acting in February to maintain slow growth by reducing the fed funds rate, the Federal Reserve Board refrained from further action despite market fears of inflation. As a result, yields in the bond market increased and prices fell through the first half of 1996, and then fluctuated through the remainder of the year.
   As interest rates increased during the second and third quarters of 1996, two significant steps were taken to protect the Portfolio. First, the average maturity was reduced by increasing the Portfolio's exposure to more intermediate-term issues, as these are less sensitive to changes in interest rates and have better performance when interest rates rise. Second, additional mortgage-backed securities were purchased, as they have higher yields and have historically outperformed Treasury securities in a rising interest rate environment. During the fourth quarter, the economy showed signs of slowing which helped bond prices recover through October and November. The Portfolio's maturity was increased to take advantage of the rising bond prices, and the prices of the Portfolio's holdings appreciated. In December, however, news of renewed strength in the economy once again drove bond yields higher, negatively affecting the value of the Portfolio.
   As we enter 1997, most market analysts expect moderate economic growth and continued low levels of inflation. If there are signs of slower economic growth, the Portfolio's average maturity will be lengthened. If there are signs of stronger- than-expected economic growth, the Portfolio's interest rate risk could be quickly reduced by investing in securities with shorter maturities.


Seligman Capital Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                         Average Annual Total Returns+
                                      Since
                                      One Yr.  Five Yrs.      Inception
                                      -------  ---------      ---------
Seligman Capital Portfolio             14.51%     10.62%         13.69%
Lipper Capital Appreciation Funds Avg. 16.11      13.73          13.94*
S&P 500                                22.96      15.22          15.85*
*From June 30, 1988.
                         Lipper
            Seligman     Capital        S&P
            Capital     Appreciation    500
Date       Portfolio     Funds         Index
6/30/88    $10000.00    $10000.00    $10000.00
9/30/88    $10090.00    $9879.60     $10034.00
12/31/88   $10060.00    $9959.38     $10344.05
3/31/89    $10240.00    $10731.33    $11077.44
6/30/89    $10840.00    $11602.43    $12055.58
9/30/89    $12040.00    $12814.86    $13346.73
12/31/89   $11716.83    $12600.59    $13621.68
3/31/90    $11343.75    $12263.54    $13211.67
6/30/90    $12715.08    $12981.68    $14042.68
9/30/90    $9720.33     $10750.69    $12113.21
12/31/90   $11343.95    $11464.78    $13198.56
3/31/91    $13596.58    $13606.96    $15116.31
6/30/91    $13778.41    $13411.71    $15081.54
9/30/91    $15455.25    $14569.19    $15888.40
12/31/91   $18042.36    $15942.91    $17219.85
3/31/92    $16842.25    $15962.16    $16784.19
6/30/92    $15601.45    $15368.28    $17103.09
9/30/92    $16791.40    $15737.44    $17641.84
12/31/92   $19268.38    $17373.59    $18529.22
3/31/93    $19903.85    $18068.45    $19338.95
6/30/93    $19552.07    $18601.48    $19433.71
9/30/93    $20845.71    $19956.67    $19935.10
12/31/93   $21513.51    $20497.70    $20397.59
3/31/94    $20837.17    $19837.80    $19624.52
6/30/94    $19009.60    $18984.15    $19706.95
9/30/94    $20736.44    $20312.38    $20670.62
12/31/94   $20525.66    $19990.05    $20666.48
3/31/95    $21802.46    $21293.95    $22679.40
6/30/95    $23111.57    $23249.53    $24845.28
9/30/95    $25196.46    $25528.14    $26820.48
12/31/95   $26102.30    $26150.58    $28435.07
3/31/96    $27852.95    $27697.20    $29962.04
6/30/96    $29761.17    $29102.23    $31304.34
9/30/96    $30478.94    $29714.77    $32271.64
12/31/96   $29890.72    $30362.77    $34963.10

While the general US equity markets finished 1996 on a positive note, June, July, and October corrections in the mid-sized company market slowed the otherwise strong perfor mance of the Portfolio.

   Throughout the year, the Portfolio's investment strategy focused on purchasing high-quality stocks. An emphasis was placed on companies with capitalizations ranging from $500 million to $5 billion. We favored companies whose corporate executives had insider ownership, as this ensured that manage ment goals were aligned with

--------------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                                  -- P-5 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (continued)
-------------------------------------------------------------------------------
shareholder interests, and companies with positive cash flows, which indicated that companies had the means to fund their growth internally.

   The Portfolio's overweighting in technology broadly contributed to performance. Finance was another strong sector, as companies benefited from the decline in interest rates in the second half of the year. The Portfolio also benefited from the strong performance of the new issue market, and a great part of the capital gain came from the sale of these stocks. On the other hand, health care was a difficult sector this year. As HMO companies suffered in the first half of the year, the Portfolio's weighting was realigned into medical product and biotechnology companies that were experiencing strong unit volume growth.
   Looking ahead, we believe that the Portfolio is well positioned, as its holdings have much higher projected earnings growth for 1997 than the S&P 500. We anticipate that investors will seek above-average earnings growth potential in 1997 if the economy sustains its moderate growth levels without re-igniting inflation.

Seligman Common Stock Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                               Average Annual Total Returns+
                                                                     Since
                                            One Yr.   Five Yrs.     Inception
                                            -------   ---------     ---------
Seligman Common Stock Portfolio              20.08%      13.93%        14.29%
Lipper Growth and Income Funds Average       20.73       13.89         13.78*
S&P 500                                      22.96       15.22         15.85*
*From June 30, 1988.

            Common       Lipper         S&P
             Stock       Growth         500
Date       Portfolio    & Income       Index
6/30/88    $10000.00    $10000.00    $10000.00
9/30/88    $10190.00    $10033.65    $10034.00
12/31/88   $10180.24    $10244.58    $10344.05
3/31/89    $10581.43    $10904.23    $11077.44
6/30/89    $11223.34    $11685.25    $12055.58
9/30/89    $12316.58    $12685.79    $13346.73
12/31/89   $12634.92    $12683.25    $13621.68
3/31/90    $12521.56    $12374.87    $13211.67
6/30/90    $13315.11    $13017.82    $14042.68
9/30/90    $10965.38    $11294.82    $12113.21
12/31/90   $12237.13    $12138.15    $13198.56
3/31/91    $14424.60    $13881.81    $15116.31
5/30/91    $14287.22    $13835.95    $15081.54
9/30/91    $15280.56    $14607.10    $15888.40
12/31/91   $16294.95    $15652.57    $17219.85
3/31/92    $16604.49    $15654.15    $16784.19
6/30/92    $16471.83    $15689.44    $17103.09
9/30/92    $17146.18    $16094.67    $17641.84
12/31/92   $18272.25    $17052.31    $18529.22
3/31/93    $18928.18    $17847.32    $19338.95
6/30/93    $19127.30    $18015.19    $19433.71
9/30/93    $19607.53    $18652.15    $19935.10
12/31/93   $20454.05    $19083.77    $20397.59
3/31/94    $19621.14    $18520.75    $19624.52
6/30/94    $19730.38    $18479.08    $19706.95
9/30/94    $20727.14    $19273.29    $20670.62
12/31/94   $20462.76    $18972.63    $20666.48
3/31/95    $21932.87    $20504.64    $22679.40
6/30/95    $23313.89    $22149.58    $24845.28
9/30/95    $24769.15    $23750.29    $26820.48
12/31/95   $26044.01    $24857.32    $28435.07
3/31/96    $27832.00    $26261.14    $29962.04
6/30/96    $29097.09    $27146.55    $31304.34
9/30/96    $29653.73    $27940.50    $32271.64
12/31/96   $31272.98    $30009.39    $34963.10

The economic environment in 1996 produced stronger-than-expected corporate profits in many industries, which broadly benefited the Portfolio's equity holdings. Further, the decline in interest rates in the second half of the year improved the performance of the interest-rate-sensitive issues in the Portfolio.
   Over the last 12 months, several restructuring companies whose managements were working to improve the corporate balance sheet, increase efficiency, and therefore enhance profitability, were pur chased.
   The Portfolio's consumer cyclical stocks, which are economically sensitive, benefited from the year's positive economic environment and performed well. Consequently, the Portfolio's overweight position in the sector improved its performance. The Portfolio also benefited from its significant position in consumer staples. On the other hand, the basic materials sector, which includes the Portfolio's mineral, steel, and paper issues, suffered throughout the year due to ongoing restructuring problems and reduced earnings. Utilities were also generally weak in 1996, due to continued problems associated with the deregulation of the industry.
   Looking ahead, we believe the Portfolio is well positioned for the coming year as it is reasonably valued, with a lower average price-to-earnings ratio than the S&P 500. We believe stock selection will be extremely important in 1997, as market participants should focus increasingly on fundamentals. We remain committed to maintaining a broadly diversified Portfolio, holding companies with reasonable current income and solid long-term prospects for earnings and dividend growth.

----------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                              -- P-6 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                              December 31, 1996
-------------------------------------------------------------------------------
Seligman Communications and Information Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.


                                                Average Annual Total Returns+
                                                                      Since
                                                          One Yr.    Inception
                                                          -------    ---------
Seligman Communications
and Information Portfolio                                   8.81%       22.61%
Lipper Science and Technology Funds Average                19.72        29.14*
S&P 500                                                    22.96        26.25*
*From September 30, 1994.

           Seligman       Lipper
         Communications  Science &     S&P
         & Information  Technology     500
Date       Portfolio      Fund        Index
10/31/94   $10000.00    $10611.00    $10224.66
11/30/94   $10000.00    $10349.97    $9852.25
12/31/94   $10440.00    $10586.98    $9998.43
1/31/95    $10180.00    $10261.96    $10257.73
2/28/95    $10430.00    $10810.98    $10657.48
3/30/95    $11030.00    $11313.69    $10971.96
4/30/95    $12260.00    $11881.64    $11295.05
5/31/95    $13100.00    $12267.79    $11746.48
6/30/95    $14690.00    $13592.71    $12019.32
7/31/95    $16340.00    $14964.21    $12417.92
8/31/95    $16220.00    $15236.56    $12449.14
9/30/95    $16950.00    $15754.61    $12974.52
10/31/95   $16620.00    $15500.96    $12928.14
11/30/95   $15920.00    $15573.81    $13495.67
12/31/95   $14464.29    $14868.32    $13755.62
1/31/96    $14142.86    $14786.54    $14223.81
2/29/96    $14560.72    $15528.83    $14355.69
3/31/96    $13617.86    $14960.47    $14493.87
4/30/96    $15257.15    $16579.20    $14707.56
5/31/96    $15375.01    $17167.76    $15086.86
6/30/96    $13992.86    $15996.92    $15144.40
7/31/96    $12867.86    $14541.20    $14475.30
8/31/96    $13714.29    $15332.24    $14780.63
9/30/96    $15139.29    $16992.72    $15612.54
10/31/96   $15107.15    $16690.25    $16043.13
11/30/96   $16114.29    $18164.00    $17255.76
12/31/96   $15739.29    $17800.72    $16913.85

In the technology market, as in the overall equity markets, the largest companies were the strongest performers in 1996. The first two quarters of the year, however, were generally disappointing for the technology market as the semi conductor and semiconductor capital equipment industries suffered from inadequate demand conditions after a rapid inventory buildup. This particularly affected the Portfolio due to its weighting in these areas. In the second half of the year, however, the growing strength of the global personal computer (PC) market helped improve market psychology, and quelled fears of reduced future earnings in the technology sector. Further, the memory chip inventory buildup, which had lingered for most of the year, ended in the fourth quarter.
   Looking ahead, several developments in the technology market have provided us with strong reasons for an optimistic outlook. The long-awaited 64-bit video game systems are just starting to ship in quantity to the US, invigorating the depressed video game hardware and software markets. Digital Video Disk (DVD) players are expected to finally hit US markets early in 1997 after unexpected delays. Personal Communications Services (PCS) wireless networks are being built all over America, with activity accelerating in 1997. The Direct Broadcast Satellite (DBS) industry continues to grow at explosive rates in the US and around the world. And finally, Intel's early 1997 launch of its Multimedia Extension (MMX) technology will greatly improve the on-screen graphics of PC games, helping augment PC sales to consumers.

Seligman Frontier Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                              Average Annual Total Returns+
                                                                    Since
                                                        One Yr.    Inception
                                                        -------    ---------
Seligman Frontier Portfolio                              23.93%       28.52%
Lipper Small Company Growth Fund Index                   14.49        19.88*
Russell 2000 Growth Index                                11.26        17.80*
NASDAQ**                                                 22.71        26.18*
*From September 30, 1994.

                         Lipper
                         Small        Russell
                        Company        2000
           Frontier      Growth       Growth
Date       Portfolio      Fund        Index        NASDAQ
10/31/94   $10000.00    $10168.00    $10106.00    $10172.71
11/30/94   $10000.00    $9766.36     $9696.71     $9817.22
12/31/94   $10580.00    $9987.08     $9925.55     $9838.68
1/31/95    $10120.00    $9868.24     $9723.07     $9881.07
2/28/95    $10530.00    $10273.82    $10172.27    $10385.20
3/30/95    $11300.00    $10548.13    $10469.30    $10692.41
4/30/95    $11790.00    $10694.75    $10626.34    $11042.67
5/31/95    $11820.00    $10861.59    $10765.55    $11312.20
6/30/95    $12260.00    $11525.23    $11507.30    $12213.30
7/31/95    $13240.00    $12393.08    $12403.71    $13099.87
8/31/95    $13380.00    $12611.20    $12556.28    $13347.16
9/30/95    $13780.00    $12966.84    $12814.94    $13653.72
10/31/95   $13630.00    $12566.16    $12184.44    $13555.85
11/30/95   $13720.00    $12999.70    $12721.78    $13858.61
12/31/95   $14101.38    $13146.59    $13004.20    $13766.11
1/31/96    $14080.58    $13084.80    $12896.27    $13866.33
2/29/96    $14974.92    $13610.81    $13484.34    $14393.10
3/31/96    $15442.89    $13887.11    $13751.33    $14410.76
4/30/96    $17054.77    $14995.30    $14807.43    $15576.81
5/31/96    $17845.11    $15626.60    $15567.05    $16269.09
6/30/96    $17065.17    $14996.85    $14555.19    $15504.85
7/31/96    $15286.90    $13540.66    $12778.00    $14138.47
8/31/96    $16316.42    $14361.22    $13723.57    $14935.44
9/30/96    $17730.72    $15185.56    $14430.34    $16053.07
10/31/96   $16721.99    $14717.84    $13808.39    $15982.44
11/30/96   $16971.58    $14988.65    $14192.26    $16912.61
12/31/96   $17476.33    $15051.60    $14469.01    $16892.32

** Seligman Frontier Portfolio will no longer be compared to the NASDAQ Composite Index after December 31, 1996, as the Index measures the performance of 4,500 over-the-counter stocks but is heavily influenced by the performance of 100 of the largest NASDAQ stocks, and the Portfolio invests pr

The Frontier Portfolio remained wide ly diversified in 1996. It continued to be heavily invested in business goods and services, electronics, and media and broadcasting. Further, the Portfolio was overweighted in some of the rapidly growing areas of the US economy, such as health care and consumer goods and services.
   The health care sector provided the greatest support to the Portfolio's performance, and here the Portfolio's strength depended on purchasing only those companies with strong cash flows. Other sectors in the Portfolio had mixed results. The business goods and services sector, in which the Portfolio has substantial holdings, depreciated in the fourth quarter of 1996. We expect that the performance of the business goods and services stocks held in the Portfolio will improve as the companies have strong financials and good long-term growth prospects.
   Looking ahead, we believe the Portfolio is well positioned in relation to the small-company market for 1997, as the stocks in the Portfolio have both higher projected earnings growth and a lower average price-to-earnings ratio than the overall Russell 2000 Index, which measures the performance of small-company stocks. We believe that share price appreciation in the equity markets is linked to earnings growth, and that our disciplined investment approach should support the Portfolio's long-term performance.

----------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                              -- P-7 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (continued)
-------------------------------------------------------------------------------
Seligman Henderson Global Growth Opportunities Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                             Total Returns+
                                                 Since
                                              Inception
                                              ---------
Seligman Henderson Global Growth               (0.78)%
Opportunities Portfolio
Lipper Global Funds Average                     6.39
MSCI World Index                                6.87


          Global                     MSCI
          Growth        Lipper       World
Date     Portfolio      Global       Index
5/1/96   $10000.00    $10000.00    $10000.00
5/31/96  $10000.00    $10127.00    $10010.00
6/30/96  $10010.00    $10089.53    $10062.05
7/31/96  $9480.00     $9623.39     $9707.87
8/31/96  $9790.00     $9887.07     $9821.45
9/30/96  $9810.00     $10179.73    $10207.43
10/31/96 $9650.00     $10165.48    $10280.93
11/30/96 $9980.00     $10644.27    $10858.71
12/31/96 $9922.10     $10638.95    $10687.15

Growth  investing  around  the world  experienced  mixed  results in the last 12 months. In the UK and Continental Europe, growth stocks significantly outperformed value stocks, while lower economic growth brought weaker performance from the markets in the Pacific. Our portfolio strategy continued to focus on four major global themes: "Consumer is King," "Global Trade," "Productivity," and "Quality of Life."
   Both the US and European mar kets improved the Portfolio's performance. In the US, the financial markets were volatile due to rapidly changing perceptions about the pace of economic growth. Nonetheless, the markets soared to new highs after a short setback in July. In Europe, growth stocks performed extremely well, as the outlook for European economies improved significantly in the last six months of the year. In the end, the economy remained healthy with no significant signs of inflationary pressures.
   The Portfolio's investment in the Pacific produced mixed results. Hong Kong had the only consistently strong market for the year, though it weakened in the fourth quarter. On the other hand, Japan's market significantly underperformed as Japanese and foreign equity investors remained on the sidelines. In the rest of the Pacific, disappointing economic growth combined with a decline in the prices of commodity electronic products resulted in lackluster performance. Particular attention was focused on the "Productivity" theme in the second half of the year, and outsourcing companies that benefited from global corporate subcontracting trends, and technology stocks, which rebounded from summer lows on improved corporate earnings, were purchased.
   We believe that a combination of higher global economic growth, subdued inflation, and widespread corporate restructuring will continue to support the current equity bull market and growth investing. We continue to see ample opportunities for growth investing around the world.

Seligman Henderson Global Smaller Companies Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                               Average Annual Total Returns+
                                                                  Since
                                                      One Yr.   Inception
                                                      -------   ---------
Seligman Henderson Global Smaller                      18.66%    17.89%
Companies Portfolio
Lipper Global Small Company Funds Average              16.13     12.57*
MSCI World Index                                       13.99     15.14*
*From September 30, 1994.


            Global
            Smaller                  MSCI
           Companies     Lipper      World
Date       Portfolio     Global      Index
10/31/94   $10000.00    $10093.00   $10286.00
11/30/94   $10000.00    $9604.50    $9841.64
12/31/94   $10353.43    $9605.46    $9939.08
1/31/95    $10072.25    $9237.57    $9791.98
2/28/95    $10152.58    $9344.73    $9936.90
3/30/95    $10594.44    $9531.62    $10417.85
4/30/95    $10895.70    $9810.90    $10782.47
5/31/95    $10805.32    $9972.78    $10876.28
6/30/95    $10885.66    $10293.90   $10875.19
7/31/95    $11327.51    $11017.56   $11421.13
8/31/95    $11518.31    $11014.26   $11168.72
9/30/95    $11859.74    $11212.51   $11495.96
10/31/95   $11759.32    $10951.26   $11316.62
11/30/95   $11779.41    $11011.49   $11711.57
12/31/95   $12152.40    $11246.04   $12055.90
1/31/96    $12568.94    $11460.84   $12276.52
2/29/96    $12995.89    $11806.95   $12353.86
3/31/96    $13245.81    $12084.42   $12561.40
4/30/96    $14224.66    $12767.19   $12859.11
5/31/96    $14599.54    $13094.03   $12871.97
6/30/96    $14589.13    $12922.50   $12938.90
7/31/96    $13891.44    $12132.93   $12483.45
8/31/96    $14120.53    $12509.05   $12629.51
9/30/96    $14464.17    $12768.75   $13125.85
10/31/96   $14162.18    $12616.69   $13220.36
11/30/96   $14422.52    $12940.94   $13963.34
12/31/96   $14420.55    $13059.99   $13742.72

Smaller-company stocks around the world had a turbulent 12 months, as most regions experienced a rally in the first half of 1996 but faltered in the second half of the year. The worldwide appreciation of the equity markets was driven primarily by larger-company stocks. Most small companies, therefore, did not participate in the advances to the same extent as larger companies, and never fully recovered from their mid-year correction.
   Within the Portfolio, the exposure to US smaller companies was increased because of attractive valuations. However, Continental Europe is still favored as we expect an economic recovery in the near future. Additionally, the Portfolio's Japanese weighting declined, mainly as a result of market movements. However, we continue to believe the economy will recover and we will retain a focus on economically-sensitive stocks. Finally, the Portfolio's Pacific weighting was modestly increased on weakness in the market.

------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                                  -- P-8 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                              December 31, 1996
-------------------------------------------------------------------------------

   It is anticipated that in 1997 the global economy will experience strong growth, and that any resulting increases in inflation or interest rates, which could inhibit global equity markets, are likely to be muted. Further, small-company valuations in many regions, particularly in the US and Continental Europe, look attractive. Overall, we believe that a solid economic environment and the attractive valuations of small-company stocks could provide a constructive backdrop for the performance of smaller companies around the world.

Seligman Henderson Global Technology Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                 Total Returns+
                                      Since
                                    Inception
                                                              ---------
Seligman Henderson Global                                      4.01%
Technology Portfolio
Lipper Global Funds Average                                    6.39
MSCI World Index                                               6.87

                                      MSCI
            Global      Lipper       World
Date      Technology    Global       Index
5/1/96    $10000.00    $10000.00    $10000.00
5/31/96   $10000.00    $10127.00    $10010.00
6/30/96   $9860.00     $10089.53    $10062.05
7/31/96   $8830.00     $9623.39     $9707.87
8/31/96   $9250.00     $9887.07     $9821.45
9/30/96   $9970.00     $10179.73    $10207.43
10/30/96  $9880.00     $10165.48    $10280.93
11/30/96  $10400.00    $10644.27    $10858.71
12/31/96  $10400.90    $10638.95    $10687.15

In 1996, the global technology market once again put its investors to the test. Volatility was most pronounced in the US, where the first half of the year brought a significant inventory correction in the personal computer (PC) and components markets, and a dramatic correction in July. In Asia, technology shares also suffered from the sharp falls in component prices that accompanied the liquidation of surplus inventory. In contrast, the performance of European shares stabilized the global technology market, and individual companies performed well. After July, the global technology market began to recover. By year end, the technology market regained momentum to finish on a positive note.
   Within the Portfolio, the exposure to semiconductors was de-emphasized in favor of networking/communications at the beginning of the year. After the July correction, however, the overall US exposure was increased: A significant weighting in the outsourcing industry and holdings in companies that should benefit from the strength of PC demand were increased. Additionally, we continued to look for investments that would increase the Portfolio's exposure to the mobile communications sector.
   We remain enthusiastic about the technology market's long-term outlook. Earnings growth has been strong, and consequently price-to-earnings ratios have come down sharply. It is expected that strong earnings growth will continue into 1997, and we believe that technology stocks will provide stronger earnings than the equity markets in general.


Seligman Henderson International Portfolio (formerly Seligman Henderson Global Portfolio)

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                                Average Annual Total Returns+
                                                                     Since
                                                        One Yr.    Inception
                                                        -------    ---------
Seligman Henderson International Portfolio               7.08%        9.22%
EAFE Index                                               6.36         9.35
MSCI World Index**                                      13.99        13.26
Lipper International Funds Average                      11.77        10.58

                          Lipper
                       International     MSCI          MSCI
         International    Funds          EAFE         World
Date       Portfolio      Average       Index         Index
5/3/93    $10,000.00    $10,000.00    $10,000.00    $10,000.00
6/30/93   $10,010.00    $9,993.51     $10,057.00    $10,148.00
9/30/93   $10,480.00    $10,882.84    $10,730.82    $10,637.13
12/31/93  $11,439.57    $11,914.38    $10,830.62    $10,822.22
3/31/94   $10,986.82    $11,828.87    $11,216.19    $10,901.22
6/30/94   $11,399.33    $11,959.99    $11,797.18    $11,241.34
9/30/94   $11,751.47    $12,331.53    $11,816.06    $11,496.52
12/31/94  $11,591.12    $11,836.36    $11,703.81    $11,426.39
3/31/95   $11,427.58    $11,630.96    $11,930.86    $11,976.00
6/30/95   $11,764.89    $12,102.59    $12,027.50    $12,502.94
9/30/95   $12,603.05    $12,694.06    $12,538.67    $13,216.86
12/31/95  $12,905.41    $12,943.99    $13,056.52    $13,861.84
3/31/96   $13,228.31    $13,512.79    $13,442.99    $14,442.66
6/30/96   $13,603.28    $14,006.28    $13,666.14    $14,877.38
9/30/96   $13,519.96    $13,935.30    $13,659.31    $15,093.10
12/31/96  $13,818.54    $14,467.73    $13,887.42    $15,800.97

** Seligman Henderson International Portfolio will no longer be compared to the MSCI World Index, which includes US stocks, after December 31, 1996, because the Portfolio's investment objective has been changed from a "global" portfolio to an "international" portfolio. As such, the MSCI World Index is no longer an appropriate index.

Over the past 12 months, there were mixed results in the international stock markets: European markets performed reasonably well, while the Pacific markets posted mixed results and Japan underperformed.
   In the UK, the economy grew strongly during the year, causing Sterling to rise in value. In Continental Europe, lower interest rates proved positive for the equity markets, although most European currencies weakened against the US Dollar. In Japan, a slow economic recovery continued. However, Japanese investors cautiously remained on the sidelines and foreign investors fled the market in the fourth quarter, which caused the

-------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                                 -- P-9 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
ANNUAL PERFORMANCE OVERVIEW (continued)
-------------------------------------------------------------------------------

market to fall sharply at the end of the year. In the Pacific, Hong Kong performed well, but experienced a downturn in the fourth quarter of 1996, and the other Pacific markets had weak performance.
   Within the Portfolio, the UK and Continental European weightings were increased, due to a strong economy in the UK and expectations for an economic recovery in Continental Europe. In Japan, Portfolio holdings were focused in economically-sensitive stocks, as we believe the economy will improve, though the overall weighting declined due to the market's weakness. Finally, the Portfolio's exposure to the Pacific was reduced.
   Looking forward, economic fundamentals seem strong, and we expect that moderate growth and low levels of inflation should continue around the world. While we anticipate reasonable performance in the UK and improvements in Continental Europe and Japan, the corporate profits outlook will be important for future performance. Nonetheless, we anticipate that the fundamental background will continue to remain positive.

Seligman High-Yield Bond Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                         Average Annual Total Returns+
                                      Since
                                                  One Yr.    Inception
                                                  -------    ---------
Seligman High-Yield Bond Portfolio                14.62%      13.23%
Lipper High-Yield Bond Funds Index                12.68       13.18
Merrill Lynch High-Yield Master Index             11.07       13.01


                                      Lipper
                         Merrill       High
                         Lynch         Yield
             High        High          Bond
            Yield        Yield         Fund
Date         Bond        Index         Index
4/30/95    $10000.00    $10000.00    $10000.00
5/31/95    $10000.00    $10312.00    $10227.00
6/30/95    $10030.00    $10390.37    $10268.93
7/31/95    $10160.00    $10508.82    $10480.47
8/31/95    $10150.00    $10572.93    $10503.53
9/30/95    $10300.00    $10693.46    $10624.32
10/31/95   $10440.00    $10769.38    $10704.00
11/30/95   $10540.00    $10874.92    $10757.52
12/31/95   $10737.23    $11048.92    $10918.88
1/31/96    $11033.78    $11223.49    $11132.89
2/29/96    $11176.94    $11240.33    $11245.34
3/31/96    $11125.81    $11209.98    $11198.11
4/30/96    $11248.52    $11215.58    $11286.57
5/31/96    $11371.23    $11296.34    $11371.22
6/30/96    $11340.56    $11364.11    $11378.04
7/31/96    $11371.23    $11441.39    $11429.24
8/31/96    $11524.62    $11559.24    $11610.97
9/30/96    $11872.30    $11807.76    $11907.05
10/31/96   $11892.76    $11937.64    $11958.25
11/30/96   $12097.28    $12178.78    $12157.95
12/31/96   $12306.65    $12272.56    $12303.85

In 1996, high-yield bonds demon strated tremendous resiliency in a generally rising interest rate environment. One factor that sup ported performance was the more than $15 billion net inflow into high-yield mutual funds. The near-record levels of new issues offered in 1996 and the historically low default rates also contributed to an overall positive market sentiment. Further, high-yield securities continued to deliver out standing yields versus other taxable fixed-income investments, and grew in acceptance as a viable institutional asset class.
   Investment strategy focused on investing in B-rated domestic corporate issues and avoiding distressed, defaulted, and foreign-dollar-denominated securities. An emphasis was placed on individual company selection and on non-cyclical industries such as cable operators and telecommunications providers. The Portfolio's core positions in cable systems, gaming, and telecommunications were also expanded as Portfolio assets increased.
   The outlook for the High-Yield Bond Portfolio continues to be positive. Strong fundamental and technical factors point to another solid year in the high-yield bond market. A stable, growing economy with relatively steady interest rates and strong inflows into high-yield investment vehicles translate to a positive outlook for the high-yield asset class and your Portfolio.

--------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                                  -- P-10 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                              December 31, 1996
-------------------------------------------------------------------------------

Seligman Income Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                             Average Annual Total Returns+
                                                                   Since
                                          One Yr.   Five Yrs.    Inception
                                         --------  ----------   -----------
Seligman Income Portfolio                  6.66%      9.00%        9.63%
Lipper Income Funds Average               10.76      10.32        10.90*
S&P 500                                   22.96      15.22        15.85*
*From June 30, 1988.
                         Lipper         S&P
            Income       Income         500
Date       Portfolio     Funds         Index
6/21/88    $10000.00    $10000.00    $10000.00
9/30/88    $10090.00    $10146.97    $10034.00
12/31/88   $10110.28    $10271.69    $10344.05
3/31/89    $10452.66    $10655.18    $11077.44
6/30/89    $11097.14    $11290.30    $12055.58
9/30/89    $11379.10    $11766.17    $13346.73
12/31/89   $11587.20    $11924.56    $13621.68
3/31/90    $11565.70    $11714.70    $13211.67
6/30/90    $11673.19    $12050.72    $14042.68
9/30/90    $10512.32    $11302.13    $12113.21
12/31/90   $10879.92    $11853.87    $13198.56
3/31/91    $12105.35    $12891.73    $15116.31
6/30/91    $12609.26    $13059.28    $15081.54
9/30/91    $13639.99    $13993.44    $15888.40
12/31/91   $14240.95    $14746.66    $17219.85
3/31/92    $14823.24    $14831.76    $16784.19
6/30/92    $15190.34    $15247.42    $17103.09
9/30/92    $15747.32    $15821.75    $17641.84
12/31/92   $16479.01    $16179.73    $18529.22
3/31/93    $17376.02    $17070.83    $19338.95
6/30/93    $17853.46    $17458.49    $19433.71
9/30/93    $18388.78    $18043.59    $19935.10
12/31/93   $18517.52    $18213.92    $20397.59
3/31/94    $17736.47    $17596.10    $19624.52
6/30/94    $17199.49    $17515.63    $19706.95
9/30/94    $17785.29    $17949.13    $20670.62
12/31/94   $17413.41    $17662.97    $20666.48
3/31/95    $18042.18    $18703.18    $22679.40
6/30/95    $19264.79    $19859.26    $24845.28
9/30/95    $20400.07    $20855.53    $26820.48
12/31/95   $20543.53    $21767.17    $28435.07
3/31/96    $20796.43    $22214.39    $29962.04
6/30/96    $21068.79    $22600.81    $31304.34
9/30/96    $21243.88    $23042.54    $32271.64
12/31/96   $21910.92    $24110.33    $34963.10

In the last 12 months, the Income Portfolio followed a bottom-up approach to investing, focusing on iden tifying value in the markets. The in vestment strategy focused on purchasing corporate bonds that had improving credit fundamentals such as strong cash flow and debt re duction. The Portfolio's holdings were also concentrated in high-quality US Government securities to provide solid yield and stability.
   At December 31, the Portfolio was overweighted, in historical terms, in fixed-income securities, and the weighting in convertible securities had been reduced to historically low levels. The Portfolio's exposure to convertible securities was reduced due to the declining quality of new convertible offerings brought to market, which had high premiums and inadequate yields.
   Currently, the relative attractiveness versus risk of each asset class in the P ortfolio is being re-examined. We will focus on maintaining the Portfolio's yield and low level of risk while remaining fully invested to take advantage of the strong equity markets. As we believe that we are entering a period of moderate economic growth, the Portfolio was repositioned to take advantage of possible declines in interest rates.

---------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. + Performance data quoted represent past performance and assume that all dividends and distributions are invested in additional shares.

                             -- P-11 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments
--------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO


                                                                                         Principal
                                                                                          Amount                  Value
                                                                                         ---------                -----
US GOVERNMENT SECURITIES AND AGENCIES -- 54.6%
US GOVERNMENT SECURITIES -- 39.4%
US Treasury Bonds 8 3/4%, 5/15/2020................................................        $400,000             $   492,125
US Treasury Bonds 7 7/8%, 2/15/2021................................................         400,000                 452,000
US Treasury Notes 6 1/4%, 10/31/2001...............................................         200,000                 200,188
US Treasury Notes 7%, 7/15/2006....................................................         800,000                 831,501
                                                                                                                 ----------
TOTAL US GOVERNMENT SECURITIES (Cost $1,980,507)...................................                               1,975,814
                                                                                                                 ----------

US GOVERNMENT AGENCIES -- 15.2%
Federal National Mortgage Association
  7 1/2%, 10/1/2026+...............................................................         492,553                 493,015
Government National Mortgage Association
  7 1/2%, 6/15/2023+...............................................................         266,258                 266,758
                                                                                                                 ----------
TOTAL US GOVERNMENT AGENCIES (Cost $732,292)....................................                                    759,773
                                                                                                                 ----------

TOTAL US GOVERNMENT SECURITIES AND AGENCIES (Cost $2,712,799)...................                                  2,735,587
                                                                                                                 ----------

CORPORATE BONDS -- 38.1%
AEGON 8%, 8/15/2006.............................................................            150,000                 159,760
American Home 7.90%, 2/15/2005.....................................................         150,000                 160,155
Capital One Bank 8 1/8%, 3/1/2000..................................................         150,000                 155,863
First Union 6.55%, 10/15/2035......................................................         200,000                 194,527
First USA Bank 5 1/4%, 1/15/1999...................................................         100,000                  98,580
General Motors Acceptance 5 5/8%, 2/1/1999.........................................         150,000                 148,234
Kohls 7 3/8%, 10/15/2011...........................................................         200,000                 200,487
NewPort News 8 5/8%, 12/1/2006.....................................................         200,000                 205,500
Oryx Energy 10%, 4/1/2001..........................................................         200,000                 219,458
United Telecommunications 9 1/2%, 4/1/2003.........................................         150,000                 168,420
Woolworth 7%, 6/1/2000..........................................................            200,000                 201,515
                                                                                                                 ----------
TOTAL CORPORATE BONDS (Cost $1,871,914).........................................                                  1,912,499
                                                                                                                 ----------

SHORT-TERM HOLDINGS -- 5.0% (Cost $250,000)
Canadian Imperial Bank of Commerce, Grand
  Cayman, Fixed Time Deposit, 5 3/8%, 1/8/1997.....................................         250,000                 250,000
                                                                                                                 ----------

TOTAL INVESTMENTS--  97.7% (Cost $4,834,713)....................................                                  4,898,086
OTHER ASSETS LESS LIABILITIES-- 2.3%............................................                                    116,795
                                                                                                                 ----------
NET ASSETS-- 100.0%.............................................................                                 $5,014,881
                                                                                                                 ----------
                                                                                                                 ----------

--------------------
+ Investments in mortgage-backed  securities are subject to principal  paydowns.
  As a result of prepayments  from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity.
  This in turn may impact the ultimate yield realized from these investments.


See Notes to Financial Statements.

                                   -- P-12 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1996
--------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO



                                                                                          Shares                  Value
                                                                                         ---------                -----
COMMON STOCKS -- 92.7%
AEROSPACE -- 1.1%
Litton Industries*..............................................................            3,400               $   161,925
                                                                                                                -----------

AUTOMOTIVE AND RELATED -- 2.0%
Harley-Davidson.................................................................            6,000                   282,000
                                                                                                                -----------

BASIC MATERIALS -- 4.6%
Minerals Technologies...........................................................            5,000                   205,000
Nucor...........................................................................            2,100                   107,100
Olin............................................................................            6,100                   229,512
Schulman, A.....................................................................            4,687                   115,417
                                                                                                                -----------
                                                                                                                    657,029
                                                                                                                -----------

BUSINESS SERVICES AND SUPPLIES -- 3.7%
HFS...................................................            4,687                   115,417
                                                                                                                -----------
                                                                                                                    657,029
                                                                                                                -----------

BUSINESS SERVICES AND SUPPLIES -- 3.7%
HFS                                                                                             -----------
                                                                                                                    534,100
                                                                                                                -----------

COMPUTER GOODS AND SERVICES -- 14.3%
Adaptec*........................................................................            4,400                   176,275
Arrow Electronics*..............................................................            3,000                   160,500
C-Cube Microsystems*............................................................            5,000                   184,688
Ceridian*.......................................................................            5,000                   202,500
Fiserv*.........................................................................            6,000                   221,625
Intel......,275
Arrow Electronics*..............................................................            3,000                   160,500
C-Cube Microsystems*............................................................            5,000                   184,688
Ceridian*.......................................................................            5,000                   202,500
Fiserv*.........................................................................            6,000                   221,625
Intel...........................................................            5,000                   197,500
Tencor Instruments* ............................................................            5,000                   132,187
3Com*...........................................................................            1,200                    87,975
Xilinx*.........................................................................            3,100                   114,119
                                                                                                                -----------
                                                                                                                  2,046,231
                                                                                                                -----------

CONSUMER GOODS AND SERVICES -- 5.7%
Estee Lauder (Class A)..........................................................            2,500                   127,187
Gucci Group.....................................................................            1,500                    95,813
Landry's Seafood Restaurants*...................................................            2,800                    60,375
Newell..........................................................................            7,500                   236,250
Oakley*.........................................................................           10,800                   117,450
Tommy Hilfiger*.................................................................            3,700                   177,600
                                                                                                                -----------
                                                                                                                    814,675
                                                                                                                -----------

--------------------
* Non-income producing security.


See Notes to Financial Statements.


                                     -- P-13 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO (continued)



                                                                                          Shares                  Value
                                                                                         ---------                -----

DRUGS AND HEALTH CARE -- 11.0%
Amgen*..........................................................................            2,500             $  136,094
Biogen*.........................................................................            2,000                 77,250
Centocor........................................................................            3,600                128,925
Columbia/HCA Healthcare.........................................................            4,350                177,263
Guidant.........................................................................            4,000                228,000
HCIA*...........................................................................            2,000                 69,375
Humana*.........................................................................            5,300                101,362
Mid Atlantic Medical Services*..................................................            7,400                 98,975
Nitinol Medical Technologies*...................................................            5,000                 61,563
Pfizer..........................................................................            2,800                232,050
Physio-Control International*...................................................            4,500                100,125
United Healthcare...............................................................            3,700                166,500
                                                                                                              ----------
                                                                                                               1,577,482
                                                                                                              ----------

FINANCIAL SERVICES -- 14.1%
Amerin*.........................................................................            7,200                184,950
Donaldson, Lufkin & Jenrette Securities.........................................            6,000                216,000
GreenPoint Financial............................................................            4,200                198,450
MBNA ...........................................................................            7,200                298,800
Old Republic International......................................................            2,900                 77,575
Progressive (Ohio)..............................................................            3,700                249,287
St. Paul Bancorp................................................................            2,500                 73,281
Schwab (Charles)................................................................            2,500                 80,000
Transatlantic Holdings..........................................................            1,700                136,850
Travelers.......................................................................            6,600                299,475
Washington Mutual...............................................................            4,800                207,900
                                                                                                              ----------
                                                                                                               2,022,568
                                                                                                              ----------
INDUSTRIAL GOODS AND SERVICES -- 4.6%
Illinois Tool Works.............................................................            2,700                215,663
Ionics*.........................................................................            1,500                 72,000
Maxim Integrated Products*......................................................            5,000                216,563
Petroleum Geo-Services (ADRs)*..................................................            4,000                156,000
                                                                                                              ----------
                                                                                                                 660,226
                                                                                                              ----------

LEISURE AND RELATED -- 11.3%
British Sky Broadcasting (ADRs).................................................            4,900                257,250
Circus Circus Enterprises*......................................................            5,200                178,750
Infinity Broadcasting (Class A)*................................................            5,550                186,619
International Game Technology...................................................            6,200                113,150
Mattel..........................................................................            7,812                216,783
MGM Grand*......................................................................            4,700                163,912
Mirage Resorts*.................................................................            5,800                125,425
Sun International Hotels*.......................................................            5,700                208,050
Viacom (Class B)*...............................................................            4,600                160,425
                                                                                                              ----------
                                                                                                               1,610,364
                                                                                                              ----------

PRINTING AND PUBLISHING -- 0.9%
World Color Press*..............................................................            6,300                121,275
                                                                                                              ----------
---------------
* Non-income producing security.


See Notes to Financial Statements.
                                    -- P-14 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1996
--------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO (continued)



                                                                                          Shares                  Value
                                                                                         ---------                -----

RETAIL TRADE -- 2.8%
Home Depot......................................................................            3,500 shs.       $   175,438
Office Depot*...................................................................            4,800                 85,200
Saks Holdings*..................................................................            5,200                140,400
                                                                                                             -----------
                                                                                                                 401,038
                                                                                                             -----------

SOFTWARE -- 9.3%
Activision*.....................................................................           12,500                157,813
DST Systems*....................................................................            5,000                156,875
Microsoft*......................................................................            5,000                413,437
Parametric Technology*..........................................................            1,700                 87,444
Shiva*..........................................................................            1,200                 41,700
Sterling Commerce*..............................................................            5,000                176,250
Symantec*.......................................................................           20,100                292,706
                                                                                                             -----------
                                                                                                               1,326,225
                                                                                                             -----------

TELECOMMUNICATIONS -- 7.3%
Century Telephone Enterprises...................................................            4,100                126,588
Harmonic Lightwaves*............................................................            1,500                 22,969
LCC International (Class A)*....................................................            2,300                 41,544
Level One Communications*.......................................................            2,100                 74,550
Madge Networks*.................................................................            3,600                 35,775
McLeod (Class A)*...............................................................            6,000                153,750
MRV Communications*.............................................................            4,700                102,519
Premisys Communications*........................................................            2,800                 94,500
TCSI*...........................................................................            3,000                 18,937
360(degree)Communications*............................................................      4,800                111,000
WorldCom*.......................................................................           10,200                265,837
                                                                                                             -----------
                                                                                                               1,047,969
                                                                                                             -----------

TOTAL COMMON STOCKS (Cost $11,155,759)..........................................                              13,263,107

REPURCHASE AGREEMENTS -- 7.0% (Cost $1,000,000)
HSBC Securities, Inc. 4 7/8%, dated 12/31/1996, maturing 1/8/1997 collateralized by: $980,000 US Treasury Notes 7 3/4%,
   12/31/1999, with a fair market value of $1,025,478...........................       $1,000,000              1,000,000
                                                                                                             -----------

TOTAL INVESTMENTS-- 99.7% (Cost $12,155,759)....................................                              14,263,107
OTHER ASSETS LESS LIABILITIES-- 0.3%............................................                                  49,950
                                                                                                             -----------
NET ASSETS-- 100.0%.............................................................                             $14,313,057
                                                                                                             -----------
                                                                                                             -----------
--------------------
* Non-income producing security.


See Notes to Financial Statements.
                                 -- P-15 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO



                                                                                    Annualized
                                                                                     Yield on         Principal
                                                                                  Purchase Date         Amount         Value
                                                                                  -------------       ---------        -----
COMMERCIAL PAPER --- 49.2%
American Express Credit Corp., 2/12/1997.......................................       5.34%            $ 450,000     $  447,233
American General Finance Corp., 1/15/1997......................................       5.36               475,000        474,023
Ameritech Corp., 3/4/1997......................................................       5.34               450,000        445,916
Associates Corp. of North America, 1/27/1997...................................       5.38               450,000        448,274
BellSouth Telecommunications Corp., 2/5/1997...................................       5.34               450,000        447,694
Clorox Corp., 3/6/1997.........................................................       5.35               400,000        396,245
Ford Motor Credit Corp., 2/14/1997.............................................       5.36               450,000        447,091
General Electric Capital Corp., 3/14/1997......................................       5.42               400,000        395,720
John Deere Capital Corp., 2/7/1997.............................................       5.36               440,000        437,608
Norwest Financial, 3/7/1997....................................................       5.37               475,000        470,455
Pitney Bowes, 3/10/1997........................................................       5.34               400,000        396,018
                                                                                                                    -----------
TOTAL COMMERCIAL PAPER (Cost $4,806,277).......................................                                       4,806,277
                                                                                                                    -----------

US GOVERNMENT SECURITIES --- 28.0 %
US Treasury Bills, 1/30/1997...................................................       5.10             1,800,000      1,792,706
US Treasury Bills, 4/17/1997 ..................................................       5.04               950,000        936,098
                                                                                                                    -----------
TOTAL US GOVERNMENT SECURITIES (Cost $2,728,804)...............................                                       2,728,804
                                                                                                                    -----------

BANK NOTES --- 4.1% (Cost $400,001)
NBD Bank, Detroit, 1/6/1997....................................................       5.45               400,000        400,001
                                                                                                                    -----------

REPURCHASE AGREEMENTS -- 19.5% (Cost $1,900,000) HSBC Securities,  Inc., 4 7/8%,
   dated 12/31/1996, maturing 1/8/1997 collateralized by: $1,860,000 US Treasury
   Notes 7 3/4%, 12/31/1999,
   with a fair market value of $1,946,316.......................................                       1,900,000      1,900,000
                                                                                                                    -----------

TOTAL INVESTMENTS ---  100.8 % (Cost $9,835,082)................................                                      9,835,082
OTHER ASSETS LESS LIABILITIES--- (0.8)%.........................................                                        (80,190)
                                                                                                                    -----------
NET ASSETS--- 100.0%............................................................                                     $9,754,892
                                                                                                                    -----------
                                                                                                                    -----------

--------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO

                                                                                          Shares                  Value
                                                                                         ---------                -----

COMMON STOCKS -- 77.1%
ADVERTISING -- 0.5%
Omnicom Group...................................................................           4,200             $   192,150
                                                                                                             -----------

AEROSPACE/DEFENSE -- 3.3%
Avondale Industries*............................................................           8,000                 171,500
General Dynamics................................................................           3,000                 211,500
General Motors (Class H)........................................................           2,400                 135,000
Lockheed Martin.................................................................           2,100                 192,150
Raytheon........................................................................           5,500                 264,688
United Technologies.............................................................           3,600                 237,600
                                                                                                             -----------
                                                                                                               1,212,438
                                                                                                             -----------

----------------------
* Non-income producing security.


See Notes to Financial Statements.
                                    -- P-16 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
APPAREL AND TEXTILES -- 0.7%
Liz Claiborne...................................................................            7,000             $  270,375
                                                                                                              ----------

AUTOMOTIVE AND RELATED -- 4.1%
Borg-Warner Automotive..........................................................            4,400                169,400
Dura Automotive Systems*........................................................           10,000                221,250
Echlin..........................................................................           11,300                357,363
Federal-Mogul...................................................................            7,000                154,000
Ford Motor......................................................................            3,000                 95,625
Genuine Parts...................................................................            3,800                169,100
Harley-Davidson.................................................................            4,200                197,400
The Pep Boys....................................................................            5,200                159,900
                                                                                                              ----------
                                                                                                               1,524,038
                                                                                                              ----------
CHEMICALS -- 2.2%
Dow Chemical....................................................................            2,400                188,100
Hercules........................................................................            3,000                129,750
Morton International............................................................            4,200                171,150
Olin............................................................................            8,800                331,100
                                                                                                              ----------
                                                                                                                 820,100
                                                                                                              ----------

COMPUTER GOODS AND SERVICES -- 1.9%
Automatic Data Processing.......................................................            4,200                180,075
Compaq Computer.................................................................            4,300                319,275
Electronic Data Systems.........................................................            5,000                216,250
                                                                                                              ----------
                                                                                                                 715,600
                                                                                                              ----------

COMPUTER SOFTWARE -- 0.6%
Synopsys*.......................................................................            5,100                234,600
                                                                                                              ----------

CONSTRUCTION -- 0.7%
Sherwin-Williams................................................................            4,800                268,800
                                                                                                              ----------

CONSUMER GOODS AND SERVICES -- 6.2%
Colgate-Palmolive...............................................................            5,200                479,700
Eastman Kodak...................................................................            4,000                321,000
First Brands....................................................................           12,000                340,500
International Flavors & Fragrances..............................................            6,700                301,500
RJR Nabisco Holdings............................................................            4,400                149,600
PepsiCo.........................................................................           12,600                368,550
Procter & Gamble................................................................            3,300                354,750
                                                                                                              ----------
                                                                                                               2,315,600
                                                                                                              ----------

DRUGS AND HEALTH CARE -- 6.1%
Abbott Laboratories.............................................................            6,200                314,650
American Home Products..........................................................            3,600                211,050
Baxter International............................................................            3,600                147,600
Biomet..........................................................................           12,000                182,250
Bristol-Myers Squibb............................................................            2,000                217,500
Guidant.........................................................................            3,500                199,500
Medtronic.......................................................................            3,000                204,000

-------------
* Non-income producing security.


See Notes to Financial Statements.
                         -- P-17 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
DRUGS AND HEALTH CARE (continued)
Nellcor Puritan Bennett*........................................................            6,400             $  139,200
Schering-Plough.................................................................            6,600                427,350
United Healthcare...............................................................            4,500                202,500
                                                                                                              ----------
                                                                                                               2,245,600
                                                                                                              ----------
ELECTRIC AND GAS UTILITIES -- 0.9%
FPL Group.......................................................................            7,200                331,200
                                                                                                              ----------

ELECTRONICS -- 6.1%
AMP.............................................................................           12,800                491,200
Arrow Electronics*..............................................................            3,500                187,250
General Signal..................................................................            7,400                316,350
Kemet*..........................................................................           10,000                230,625
Motorola........................................................................            6,000                368,250
Vishay Intertechnology*.........................................................           16,000                374,000
Xilinx*.........................................................................            7,800                287,137
                                                                                                              ----------
                                                                                                               2,254,812
                                                                                                              ----------

ENERGY -- 8.1%
Atlantic Richfield..............................................................            2,500                331,250
Baker Hughes....................................................................            7,000                241,500
Enron...........................................................................            7,500                323,438
PanEnergy.......................................................................            4,800                216,000
Royal Dutch Petroleum...........................................................            2,200                375,650
Schlumberger....................................................................            3,000                299,625
Sonat...........................................................................            9,200                473,800
Texaco..........................................................................            5,300                520,062
Union Pacific Resources.........................................................            7,800                228,150
                                                                                                              ----------
                                                                                                               3,009,475
                                                                                                              ----------

ENVIRONMENTAL SERVICES -- 0.4%
Browning-Ferris Industries......................................................            6,000                157,500
                                                                                                              ----------

FINANCE AND INSURANCE -- 10.1%
American International Group....................................................            4,800                519,600
BankAmerica.....................................................................            2,200                219,450
Bank of New York................................................................            9,600                324,000
Federal National Mortgage Association...........................................           10,400                387,400
General Re......................................................................            3,500                552,125
Great Western Financial.........................................................            5,000                145,000
Household International.........................................................            2,000                184,500
Mellon Bank.....................................................................            3,100                220,100
NationsBank.....................................................................            5,814                568,319
PNC Bank........................................................................            5,900                221,988
St. Paul Companies..............................................................            3,000                175,875
Travelers.......................................................................            5,000                226,875
                                                                                                              ----------
                                                                                                               3,745,232
                                                                                                              ----------

-----------------
* Non-income producing security.


See Notes to Financial Statements.
                                -- P-18 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1996
--------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
FOOD -- 4.3%
Campbell Soup...................................................................            2,800             $  224,700
ConAgra.........................................................................            5,250                261,187
CPC International...............................................................            3,000                232,500
General Mills...................................................................            4,900                310,538
Sara Lee........................................................................           11,400                424,650
Sysco...........................................................................            5,000                163,125
                                                                                                              ----------
                                                                                                               1,616,700
                                                                                                              ----------

INDUSTRIAL EQUIPMENT -- 1.9%
Emerson Electric................................................................            2,600                251,550
General Electric................................................................            4,600                454,825
                                                                                                              ----------
                                                                                                                 706,375
                                                                                                              ----------

LEISURE AND ENTERTAINMENT -- 0.5%
Disney, Walt....................................................................            2,900                201,913
                                                                                                              ----------

MACHINERY -- 1.0%
Ingersoll-Rand..................................................................            4,500                200,250
Parker-Hannifin.................................................................            4,300                166,625
                                                                                                              ----------
                                                                                                                 366,875
                                                                                                              ----------

METALS AND MINING -- 1.1%
Reynolds Metals.................................................................            3,000                169,125
Worthington Industries..........................................................           12,500                227,344
                                                                                                              ----------
                                                                                                                 396,469
                                                                                                              ----------

OFFICE EQUIPMENT -- 1.0%
Ikon Office Solutions...........................................................            2,900                149,712
Pitney Bowes....................................................................            4,100                223,450
                                                                                                              ----------
                                                                                                                 373,162
                                                                                                              ----------

PAPER AND PACKAGING -- 1.9%
International Paper.............................................................            4,300                173,612
Kimberly-Clark..................................................................            3,300                314,325
Mead............................................................................            3,500                203,438
                                                                                                              ----------
                                                                                                                 691,375
                                                                                                              ----------

PRINTING AND PUBLISHING -- 0.5%
Tribune.........................................................................            2,400                189,300
                                                                                                              ----------

RESTAURANTS -- 0.6%
McDonald's......................................................................            4,500                203,625
                                                                                                              ----------

RETAIL TRADE -- 1.7%
Kmart...........................................................................            5,800                 60,175
May Department Stores...........................................................            4,000                187,000
Wal-Mart........................................................................            8,100                185,287
Woolworth.......................................................................            8,500                185,937
                                                                                                              ----------
                                                                                                                 618,399
                                                                                                              ----------

-----------------------
See Notes to Financial Statements.
                                    -- P-19 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
STEEL -- 0.3%
Nucor...........................................................................           2,200 shs.           $   112,200
                                                                                                                -----------

TECHNOLOGY -- 2.5%
Hewlett-Packard.................................................................           5,000                    251,250
Intel...........................................................................           2,800                    366,625
Sun Microsystems................................................................           6,600                    169,537
Teradyne........................................................................           6,400                    156,000
                                                                                                                -----------
                                                                                                                    943,412
                                                                                                                -----------

TELECOMMUNICATIONS -- 2.7%
Frontier........................................................................          10,000                    226,250
GTE.............................................................................           3,900                    177,450
Loral Space & Communications*...................................................          14,000                    257,250
Teleport Communications.........................................................           3,500                    106,750
WorldCom*.......................................................................           9,000                    234,562
                                                                                                                -----------
                                                                                                                  1,002,262
                                                                                                                -----------

TELEPHONE UTILITIES -- 1.3%
ALLTEL..........................................................................          11,000                    345,125
SBC Communications..............................................................           2,900                    150,075
                                                                                                                -----------
                                                                                                                    495,200
                                                                                                                -----------

TRANSPORTATION -- 0.5%
Burlington Northern Santa Fe....................................................           2,000                    172,750
                                                                                                                -----------

MISCELLANEOUS/DIVERSIFIED --- 3.4%
Corning (Delaware)..............................................................           9,200                    425,500
Minnesota Mining & Manufacturing................................................           4,600                    381,225
Republic Industries*............................................................           6,500                    202,719
Tenneco.........................................................................           5,900                    266,238
                                                                                                                -----------
                                                                                                                  1,275,682
                                                                                                                -----------

TOTAL COMMON STOCKS (Cost $20,936,736)..........................................                                 28,663,219
                                                                                                                -----------

SUBORDINATED CONVERTIBLE BONDS -- 0.6% (Cost $200,137)
MascoTech 4 1/2%, 12/15/2003....................................................      $  250,000                    203,125
                                                                                                                -----------

REPURCHASE AGREEMENTS --  21.8% (Cost $8,100,000)
HSBC Securities, Inc. 4 7/8%, dated 12/31/1996, maturing 1/8/1997 collateralized by: $7,895,000 US Treasury Notes 7 3/4%, 12/31/1999,
   with a fair market value of $8,261,377.......................................       8,100,000                  8,100,000
                                                                                                                -----------

TOTAL INVESTMENTS-- 99.5%  (Cost $29,236,873)...................................                                 36,966,344
OTHER ASSETS LESS LIABILITIES-- 0.5%............................................                                    202,056
                                                                                                                -----------
NET ASSETS-- 100.0%.............................................................                                $37,168,400
                                                                                                                -----------
                                                                                                                -----------
-------------------------
* Non-income producing security.


See Notes to Financial Statements.

                                       -- P-20 --

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
                                                             December 31, 1996
------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO


                                                                                          Shares                  Value
                                                                                         ---------                -----

COMMON STOCKS -- 97.6%
COMMUNICATIONS INFRASTRUCTURE -- 22.9%
Cabletron Systems*..............................................................          40,000             $ 1,330,000
CIDCO*..........................................................................          40,000                 695,000
Cisco Systems*..................................................................          25,000               1,592,187
Dialogic* ......................................................................          30,000                 937,500
ECI Telecommunications..........................................................          30,000                 635,625
FORE Systems*...................................................................          25,000                 823,438
Glenayre Technologies*..........................................................          50,000               1,078,125
Network General*................................................................          36,000               1,086,750
Pairgain Technologies*..........................................................          18,600                 566,137
Tellabs*........................................................................          40,000               1,507,500
3Com*...........................................................................          25,000               1,832,813
U.S. Robotics*..................................................................          25,000               1,801,563
                                                                                                             -----------
                                                                                                              13,886,638
                                                                                                             -----------

COMPUTER HARDWARE/PERIPHERALS -- 21.2%
Adaptec*........................................................................          15,700                 628,981
Electronics for Imaging*........................................................          10,000                 818,750
EMC*............................................................................          55,000               1,821,875
Gateway 2000*...................................................................          20,000               1,071,250
IKOS Systems*...................................................................          45,000                 905,625
Komag*..........................................................................          35,000                 947,188
Lexmark International Group (Class A)*..........................................          50,000               1,381,250
Mylex*..........................................................................          50,000                 625,000
Seagate Technology*.............................................................          40,000               1,580,000
Sun Microsystems*...............................................................          40,000               1,027,500
Tektronix.......................................................................          10,000                 512,500
VeriFone*.......................................................................          30,000                 885,000
Xionics Document Technologies*..................................................          49,750                 624,984
                                                                                                             -----------
                                                                                                              12,829,903
                                                                                                             -----------

COMPUTER SOFTWARE -- 26.6%
Applix*.........................................................................          40,000                 867,500
Cadence Design Systems*.........................................................           8,000                 318,000
Computer Associates International...............................................          10,000                 497,500
HNC Software*...................................................................          20,000                 620,000
I2 Technologies*................................................................          15,000                 579,375
IA*.............................................................................         195,000               1,121,250
Infonautics (Class A)*..........................................................         100,000                 387,500
Informix*.......................................................................          25,000                 510,937
Mentor Graphics*................................................................          70,000                 686,875
Metatools*......................................................................           5,000                  58,438
Microsoft*......................................................................          20,000               1,653,750
Parametric Technology*..........................................................          23,000               1,183,063
Pure Atria*.....................................................................          35,000                 859,688
Rogue Wave Software*............................................................          44,000                 704,000
Siebel Systems*.................................................................          40,000               1,090,000
Simulation Sciences*............................................................         160,000               2,370,000

-------------------
* Non-income producing security.


See Notes to Financial Statements.

                                     -- P-21 --

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
Portfolios of Investments (continued)
------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
COMPUTER SOFTWARE (continued)
Synopsys*.......................................................................          25,000             $ 1,150,000
Technology Modeling Associates*.................................................          56,000                 742,000
VIASOFT*........................................................................          15,000                 710,625
                                                                                                             -----------
                                                                                                              16,110,501
                                                                                                             -----------

CONTRACT MANUFACTURING/CIRCUIT BOARDS -- 4.4%
Hadco*..........................................................................          10,000                 488,125
Sanmina*........................................................................          20,000               1,130,000
Solectron*......................................................................          20,000               1,067,500
                                                                                                             -----------
                                                                                                               2,685,625
                                                                                                             -----------

INFORMATION SERVICES -- 3.2%
Abacus Direct*..................................................................          55,000               1,038,125
MetroMail*......................................................................          25,000                 456,250
Sapient*........................................................................          10,000                 416,250
                                                                                                             -----------
                                                                                                               1,910,625
                                                                                                             -----------

MEDIA -- 0.8%
Infinity Broadcasting (Class A)*................................................           15,000                504,375
                                                                                                             -----------

PUBLISHING -- 0.5%
Alliance Entertainment*.........................................................          70,000                 131,250
News Corp. (ADRs-Voting Preference Shares)......................................          10,000                 176,250
                                                                                                             -----------
                                                                                                                 307,500
                                                                                                             -----------

SEMICONDUCTORS -- 13.8%
Analog Devices*.................................................................           6,000                 203,250
C-Cube Microsystems*............................................................          30,000               1,108,125
Intel...........................................................................          13,000               1,702,187
International Rectifier*........................................................          50,000                 762,500
Linear Technology...............................................................          13,000                 570,375
Maxim Integrated Products*......................................................          30,000               1,299,375
Microchip Technology*...........................................................          12,600                 641,025
S3*.............................................................................          45,000                 734,063
SGS-Thomson Microelectronics*...................................................           5,000                 351,605
Texas Instruments...............................................................          10,000                 641,250
Xilinx*.........................................................................          10,000                 368,125
                                                                                                             -----------
                                                                                                               8,381,880
                                                                                                             -----------

SEMICONDUCTOR CAPITAL EQUIPMENT -- 2.2%
Cognex*.........................................................................          35,000                 645,312
Veeco Instruments...............................................................          32,000                 716,000
                                                                                                             -----------
                                                                                                               1,361,312
                                                                                                             -----------

TELECOMMUNICATIONS -- 2.0%
Millicom International Cellular*................................................          35,000               1,122,187
Paging Network*.................................................................           5,000                  76,563
                                                                                                             -----------
                                                                                                               1,198,750
                                                                                                             -----------
---------------------------
* Non-income producing security.


See Notes to Financial Statements.

                                       -- P-22 --

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
                                                             December 31, 1996
------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                                                                         Principal
                                                                                          Amount                  Value
                                                                                         ---------                -----
TOTAL COMMON STOCKS (Cost $54,364,974)..........................................                               $59,177,109

REPURCHASE AGREEMENTS -- 5.0% (Cost $3,050,000)
HSBC Securities, Inc. 4 7/8%, dated 12/31/1996, maturing
  1/8/1997 collateralized by: $2,975,000 US Treasury Notes
  7 3/4%, 12/31/1999, with a fair market value of $3,113,059....................      $3,050,000                 3,050,000
                                                                                                               -----------

TOTAL INVESTMENTS-- 102.6% (Cost $57,414,974)...................................                                62,227,109
OTHER ASSETS LESS LIABILITIES-- (2.6)%..........................................                                (1,582,162)
                                                                                                               -----------
NET ASSETS-- 100.0%.............................................................                               $60,644,947
                                                                                                               -----------
                                                                                                               -----------
---------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO

                                                                                          Shares                  Value
                                                                                         ---------                -----
COMMON STOCKS -- 91.2%
ADVERTISING -- 1.2%
ADVO*...........................................................................           18,000           $   252,000
Heritage Media (Class A)*.......................................................           11,390               128,138
                                                                                                            -----------
                                                                                                                380,138
                                                                                                            -----------

AEROSPACE AND DEFENSE -- 1.4%
Avondale Industries*............................................................           20,300               435,181
                                                                                                            -----------

BUSINESS GOODS AND SERVICES -- 16.1%
AccuStaff*......................................................................           21,600               456,300
American Pad & Paper*...........................................................           20,300               459,287
BDM International*..............................................................            5,410               291,464
Bell & Howell Holdings*.........................................................            8,290               196,888
Ceridian*.......................................................................           11,900               481,950
Coinmach Laundry*...............................................................           12,500               218,750
DST Systems*....................................................................           17,500               549,063
Education Management*...........................................................           15,300               317,475
Fiserv*.........................................................................            4,000               147,750
MetroMail*......................................................................           15,200               277,400
National Data...................................................................           10,150               441,525
National Processing*............................................................            6,800               108,800
Nu-Kote Holdings (Class A)*.....................................................           10,500               107,625
OMI*............................................................................           18,000               157,500
TeleSpectrum Worldwide*.........................................................           11,900               187,425
US Office Products*.............................................................           11,400               386,888
US Xpress Enterprises*..........................................................            6,000                96,375
Wilmar Industries*..............................................................            8,500               234,813
                                                                                                            -----------
                                                                                                              5,117,278
                                                                                                            -----------
* Non-income producing security.


See Notes to Financial Statements.

                                            -- P-23 --

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
Portfolios of Investments (continued)
------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----

GOODS -- 4.4%
Carbide/Graphite Group*.........................................................           16,100             $  313,950
Fusion Systems*.................................................................            3,745                 80,517
Greenfield Industries...........................................................            6,790                207,519
Oak Industries*.................................................................           13,530                311,190
UCAR International*.............................................................           10,200                383,775
Wyman-Gordon*...................................................................            5,000                110,937
                                                                                                              ----------
                                                                                                               1,407,888
                                                                                                              ----------

CHEMICALS-- 0.6%
Polymer Group*..................................................................           13,600                188,700
                                                                                                              ----------

COMMUNICATIONS --  3.6%
Arch Communications Group*......................................................           13,565                125,476
CIDCO*..........................................................................           11,480                199,465
Glenayre Technologies*..........................................................           13,200                284,625
KVH Industries*.................................................................           20,000                147,500
Omnipoint*......................................................................           16,100                308,919
Western Wireless (Class A)*.....................................................            4,300                 59,394
                                                                                                              ----------
                                                                                                               1,125,379
                                                                                                              ----------

COMPUTER SOFTWARE AND SERVICES -- 5.9%
Amisys Managed Care Systems*....................................................           20,000                335,000
Control Data Systems............................................................           11,300                247,894
Dendrite International*.........................................................            8,500                 71,188
Mentor Graphics*................................................................           17,800                174,662
ONTRACK Data International*.....................................................           30,000                451,875
Sunquest Information Systems*...................................................           21,000                291,375
Synopsys*.......................................................................            6,740                310,040
                                                                                                              ----------
                                                                                                               1,882,034
                                                                                                              ----------

CONSUMER GOODS AND SERVICES -- 2.7%
American Homestar*..............................................................            6,800                153,850
Barefoot........................................................................            6,730                106,418
Carriage Services (Class A)*....................................................            2,500                 55,469
Carson*.........................................................................            5,000                 69,375
Gucci Group.....................................................................            4,000                255,500
HFS*............................................................................            3,400                203,150
                                                                                                              ----------
                                                                                                                 843,762
                                                                                                              ----------

DRUGS AND HEALTH CARE -- 16.6%
American HomePatient*...........................................................            9,900                267,300
American Medserve*..............................................................           15,000                230,625
AmeriSource Health (Class A)*...................................................            8,130                392,273
Educational Medical*............................................................           25,000                281,250
HCIA*...........................................................................            4,200                145,687
Health Management Associates (Class A)*.........................................           17,000                382,500
HealthCor Holdings*.............................................................           10,200                 94,350
National Surgery Centers*.......................................................           20,750                783,312

--------------------
* Non-income producing security.


See Notes to Financial Statements.

                                               -- P-24 --

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
                                                             December 31, 1996
------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                                                                         Principal
                                                                                          Amount                  Value
                                                                                         ---------                -----
DRUGS AND HEALTH CARE (continued)
Omnicare........................................................................            7,500             $  240,938
Protein Design Labs*............................................................            6,750                244,687
R.P. Scherer*...................................................................           11,400                572,850
Total Renal Care Holdings*......................................................           10,200                369,750
Transitional Hospitals*.........................................................           16,485                158,668
Vivra*..........................................................................            6,400                176,800
Watson Pharmaceuticals*.........................................................           20,100                903,244
                                                                                                              ----------
                                                                                                               5,244,234
                                                                                                              ----------

ELECTRONICS -- 7.4%
Cognex*.........................................................................           23,760                438,075
Credence Systems*...............................................................            8,500                169,469
Electro Scientific Industries*..................................................            4,500                117,844
Electronics for Imaging*........................................................            3,100                253,812
International Rectifier*........................................................           10,800                164,700
Lattice Semiconductor*..........................................................            9,870                452,786
Maxim Integrated Products*......................................................            8,500                368,156
Sanmina*........................................................................            3,600                203,400
Vicor*..........................................................................           10,160                169,545
                                                                                                              ----------
                                                                                                               2,337,787
                                                                                                              ----------

ENVIRONMENTAL MANAGEMENT-- 1.6%
Allied Waste Industries*........................................................           17,000                156,188
American Disposal Services*.....................................................           20,000                362,500
                                                                                                              ----------
                                                                                                                 518,688
                                                                                                              ----------

FARM EQUIPMENT --  0.6%
AGCO............................................................................            6,320                180,910
                                                                                                              ----------

FINANCIAL SERVICES -- 5.7%
CMAC Investment.................................................................            6,800                249,900
Commerce Bancorp................................................................            5,125                169,125
EVEREN Capital*.................................................................            2,000                 44,750
First Investors Financial Services Group*.......................................            5,100                 38,569
First Savings Bank of Washington................................................            5,100                 94,669
Flushing Financial*.............................................................            6,800                123,250
GCR Holdings....................................................................            7,100                157,531
Klamath First Bancorp...........................................................            5,100                 79,687
Leasing Solutions*..............................................................            6,100                158,600
PFF Bancorp*....................................................................            3,400                 50,150
T. Rowe Price...................................................................            7,750                337,125
Roosevelt Financial Group.......................................................           10,200                212,925
Statewide Financial.............................................................            5,100                 73,950
                                                                                                              ----------
                                                                                                               1,790,231
                                                                                                              ----------

GAMING -- 1.0%
GTECH Holdings*.................................................................           10,200                326,400
                                                                                                              ----------

* Non-income producing security.


See Notes to Financial Statements.
                                     -- P-25 --

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
Portfolios of Investments (continued)
------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----

INDEPENDENT POWER PRODUCERS-- 3.7%
AES*............................................................................            2,000             $   93,000
CalEnergy*......................................................................           23,760                798,930
Calpine*........................................................................           14,200                284,000
                                                                                                              ----------
                                                                                                               1,175,930
                                                                                                              ----------

INDUSTRIAL GOODS AND SERVICES-- 1.4%
Memtec (ADRs)...................................................................           13,600                442,850
                                                                                                              ----------

INSURANCE -- 1.6%
First Commonwealth*.............................................................           26,200                510,900
                                                                                                              ----------

MANUFACTURING -- 0.6%
Printrak International*.........................................................           24,800                204,600
                                                                                                              ----------

MEDIA AND BROADCASTING -- 3.3%
Argyle Television (Class A)*....................................................           13,400                324,950
Chancellor Broadcasting (Class A)*..............................................            6,400                151,200
Evergreen Media (Class A)*......................................................           11,400                283,575
Jacor Communications*...........................................................            4,450                122,097
Paxson Communications (Class A)*................................................           20,300                159,863
                                                                                                              ----------
                                                                                                               1,041,685
                                                                                                              ----------

MEDICAL PRODUCTS AND TECHNOLOGY -- 6.2%
Biacore International (ADRs)*...................................................           15,000                328,125
CompDent*.......................................................................            9,800                347,900
Dentsply International..........................................................            9,785                465,399
Suburban Ostomy Supply*.........................................................           13,600                186,150
Sybron International*...........................................................           10,980                362,340
Waters*.........................................................................            9,300                282,487
                                                                                                              ----------
                                                                                                               1,972,401
                                                                                                              ----------

METALS-- 0.2%
NN Ball & Roller................................................................            3,400                 52,275
                                                                                                              ----------

OIL AND GAS -- 2.7%
Drilex International*...........................................................           20,000                245,000
Pogo Producing..................................................................            7,610                359,572
Santa Fe Energy Resources*......................................................           17,000                235,875
                                                                                                              ----------
                                                                                                                 840,447
                                                                                                              ----------

PLASTICS-- 0.5%
Spartech........................................................................           13,600                151,300
                                                                                                              ----------

PUBLISHING -- 0.4%
World Color Press*..............................................................            6,800                130,900
                                                                                                              ----------

RESTAURANTS -- 0.6%
Rare Hospitality International*.................................................           10,200                193,800
                                                                                                              ----------
---------------------
* Non-income producing security.


See Notes to Financial Statements.

                                       -- P-26 --

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
                                                             December 31, 1996
------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)


                                                                                          Shares or
                                                                                          Principal
                                                                                            Amount                      Value
                                                                                      ------------------                -----
RETAIL TRADE -- 1.2%
Borders Group*..................................................................          4,200 shs.                $   150,675
Saks Holdings*..................................................................          7,300                         197,100
Stage Stores*...................................................................          2,000                          36,000
                                                                                                                    -----------
                                                                                                                        383,775
                                                                                                                    -----------

TOTAL COMMON STOCKS (Cost $27,695,460)..........................................                                     28,879,473

REPURCHASE AGREEMENTS -- 8.5% (Cost $2,700,000)
HSBC Securities, Inc. 4 7/8%, dated 12/31/1996, maturing 1/8/1997 collateralized by: $2,630,000 US Treasury Notes 7 3/4%,
   12/31/1999, with a fair market value of $2,752,048...........................     $2,700,000                       2,700,000
                                                                                                                    -----------

TOTAL INVESTMENTS-- 99.7%  (Cost $30,395,460)...................................                                     31,579,473
OTHER ASSETS LESS LIABILITIES-- 0.3%............................................                                         92,548
                                                                                                                    -----------
NET ASSETS-- 100.0%.............................................................                                    $31,672,021
                                                                                                                    ===========


-----------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO


                                                                                          Shares                  Value
                                                                                         ---------                -----
COMMON STOCKS -- 86.0%
AEROSPACE AND DEFENSE-- 1.9%
Boeing (US).....................................................................              100            $    10,637
Rolls-Royce (UK)................................................................            4,200                 18,521
                                                                                                             -----------
                                                                                                                  29,158
                                                                                                             -----------
APPAREL AND TEXTILES -- 1.0%
Liz Claiborne (US)..............................................................              400                 15,450
                                                                                                             -----------

AUTOMOTIVE AND RELATED -- 3.0%
Pacific BBA (Australia).........................................................            7,900                 27,814
Valeo (France)..................................................................              330                 20,347
                                                                                                             -----------
                                                                                                                  48,161
                                                                                                             -----------
BUSINESS GOODS AND SERVICES -- 5.2%
Interpublic Group of Companies (US).............................................              300                 14,250
Parity (UK).....................................................................            2,500                 18,945
Snyder Communications* (US).....................................................              200                  5,400
Tomra Systems (Norway)..........................................................            1,550                 24,204
WPP Group (UK)..................................................................            4,500                 19,574
                                                                                                             -----------
                                                                                                                  82,373
                                                                                                             -----------
COMPUTER AND TECHNOLOGY RELATED -- 7.1%
Cisco Systems* (US).............................................................              200                 12,738
CMG* (UK).......................................................................            1,100                 15,824
Computer Associates International (US)..........................................              200                  9,950
First Data (US).................................................................              300                 10,950

------------------------
* Non-income producing security.


See Notes to Financial Statements.
                                                -- P-27 --

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
Portfolios of Investments (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----

COMPUTER AND TECHNOLOGY RELATED (continued)
Meitec (Japan)..................................................................              600               $ 11,423
Microsoft* (US).................................................................              300                 24,806
Sterling Commerce* (US).........................................................              359                 12,664
Sterling Software* (US).........................................................              200                  6,325
3Com* (US)......................................................................              100                  7,331
                                                                                                                --------
                                                                                                                 112,011
                                                                                                                --------

CONSTRUCTION AND PROPERTY-- 0.7%
Metacorp (Malaysia).............................................................            4,000                 10,216
                                                                                                                --------

CONSUMER GOODS AND SERVICES -- 6.7%
Adidas (Germany)................................................................              160                 13,818
Assa Abloy (Series B) (Sweden)..................................................            1,130                 20,477
Oakley* (US)....................................................................              600                  6,525
Procter & Gamble (US)...........................................................              100                 10,750
Puma* (Germany).................................................................              360                 12,390
SMH Neuenberg (Switzerland).....................................................              152                 21,641
Tabacalera (Series A) (Spain)...................................................              485                 20,873
                                                                                                                --------
                                                                                                                 106,474
                                                                                                                --------

DIVERSIFIED -- 3.2%
Bodycote International (UK).....................................................            1,000                 13,614
CITIC Pacific* (Hong Kong)......................................................            3,000                 17,415
Grupo Carso (ADRs)+ (Mexico)....................................................            1,900                 19,950
                                                                                                                --------
                                                                                                                  50,979
                                                                                                                --------

DRUGS AND HEALTH CARE -- 10.1%
Amgen* (US).....................................................................              200                 10,888
Biogen* (US)....................................................................              200                  7,725
British Biotech* (UK)...........................................................            5,000                 17,596
Columbia/HCA Healthcare (US)....................................................              400                 16,300
Guidant (US)....................................................................              300                 17,100
Hogy Medical (Japan)............................................................              200                  7,770
Pfizer (US).....................................................................              200                 16,575
Pharmacia & Upjohn (Sweden).....................................................              275                 10,897
Pharmacia & Upjohn (ADRs) (Sweden)..............................................              445                 18,176
Richter Gedeon (GDRs) (Hungary).................................................              480                 27,960
United Healthcare (US)..........................................................              200                  9,000
                                                                                                                --------
                                                                                                                 159,987
                                                                                                                --------

ELECTRIC AND GAS UTILITIES -- 1.8%
Gazprom (ADRs)*+ (Russia).......................................................              800                 13,800
Shandong Huaneng Power (ADRs) (Hong Kong).......................................            1,500                 14,625
                                                                                                                --------
                                                                                                                  28,425
                                                                                                                --------


+ Rule 144A security.
*Non-income producing security.


See Notes to Financial Statements.

                                         -- P-28 --


                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
                                                             December 31, 1996
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)



                                                                                            Shares               Value
                                                                                      ------------------         -----
ELECTRONICS -- 7.0%
Adaptec* (US)...................................................................              200               $  8,012
Daitec (Japan)..................................................................              300                 16,799
Intel (US)......................................................................              100                 13,094
Keyence (Japan).................................................................              100                 12,319
Nihon Dempa Kogyo (Japan).......................................................              500                  8,098
Ryoyo Electro (Japan)...........................................................            1,000                 18,091
Samsung Electronics (GDRs)+ (South Korea).......................................              130                  7,000
SGS-Thomson Microelectronics* (France)..........................................              400                 28,285
                                                                                                                --------
                                                                                                                 111,698
                                                                                                                --------
ENTERTAINMENT AND LEISURE -- 8.6%
Accor (France)..................................................................              210                 26,584
Disney, Walt (US)...............................................................              100                  6,963
Granada Group (UK)..............................................................            1,250                 18,441
Ladbroke Group (UK).............................................................            4,000                 15,824
MGM Grand* (US).................................................................              400                 13,950
Oriental Land (Japan)...........................................................             200                  13,749
Sol Melia* (Spain)..............................................................              570                 20,406
Sun International Hotels* (US)..................................................              300                 10,950
Viacom (Class B) (US)...........................................................              300                 10,462
                                                                                                                --------
                                                                                                                 137,329
                                                                                                                --------

FINANCIAL SERVICES -- 6.2%
American International Group (US)...............................................              100                 10,825
Donaldson, Lufkin & Jenrette Securities (US)....................................              400                 14,400
Malaysia Assurance (Malaysia)...................................................            3,000                 14,611
MBNA (US).......................................................................              500                 20,750
Mediolanum* (Italy).............................................................            1,200                 11,352
Sanyo Shinpan Finance (Japan)...................................................              200                 12,491
State Bank of India (GDRs)*+ (India)............................................              800                 14,100
                                                                                                                --------
                                                                                                                  98,529
                                                                                                                --------

INDUSTRIAL GOODS AND SERVICES -- 1.6%
ABB (Sweden)....................................................................               21                 26,064
                                                                                                                --------

MANUFACTURING AND INDUSTRIAL EQUIPMENT -- 2.8%
Asahi Diamond Industries (Japan)................................................            1,000                  9,045
Kalmar Industries (Sweden)......................................................            1,300                 21,562
Larsen & Toubro (GDRs) (India)..................................................            1,000                 14,500
                                                                                                                --------
                                                                                                                  45,107
                                                                                                                --------

MEDIA -- 0.7%
Chubu Nippon Broadcasting (Japan)...............................................              500                 11,544
                                                                                                                --------

PUBLISHING -- 2.5%
Elsevier (Netherlands)..........................................................            1,205                 20,359
Singapore Press Holdings (Singapore)............................................            1,000                 19,721
                                                                                                                --------
                                                                                                                  40,080
                                                                                                                --------
+ Rule 144A security.
*Non-income producing security.


See Notes to Financial Statements.
                                        -- P-29 --

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------
Portfolios of Investments (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
RESTAURANTS -- 0.8%
KFC Holdings (Malaysia).........................................................            3,000             $   12,354
                                                                                                              ----------

RETAILING -- 4.0%
Guangnan Holdings (Hong Kong)...................................................            2,000                  1,720
Joshin Denki (Japan)............................................................            2,000                 20,675
Saks Holdings* (US).............................................................              400                 10,800
Shimachu (Japan)................................................................            1,000                 25,586
Tsutsumi Jewelry (Japan)........................................................              200                  4,945
                                                                                                              ----------
                                                                                                                  63,726
                                                                                                              ----------

SUPPORT SERVICES -- 4.3%
CRT Group (UK)..................................................................            6,500                 27,828
Rentokil (UK)...................................................................            2,500                 18,795
Societe Industrielle de Transports Automobiles (France).........................              105                 22,254
                                                                                                              ----------
                                                                                                                  68,877
                                                                                                              ----------

TELECOMMUNICATIONS -- 4.5%
DDI (Japan).....................................................................                2                 13,198
L.M. Ericsson Telefon (Series B) (Sweden).......................................              470                 14,492
Telebras (ADRs) (Brazil)........................................................              330                 25,407
WorldCom* (US)..................................................................              700                 18,244
                                                                                                              ----------
                                                                                                                  71,341
                                                                                                              ----------

TRANSPORTATION -- 2.3%
Kobenhavns Lufthavne (Denmark)..................................................              190                 19,339
Lufthansa (Germany).............................................................            1,320                 17,811
                                                                                                              ----------
                                                                                                                  37,150
                                                                                                              ----------

TOTAL COMMON STOCKS  (Cost $1,348,818)..........................................                               1,367,033

PREFERRED STOCKS -- 1.1% (Cost $12,988)
AUTOMOTIVE AND RELATED -- 1.1%
Porsche (Non-Voting)* (Germany).................................................               20                 17,857
                                                                                                              ----------

TOTAL INVESTMENTS-- 87.1% (Cost $1,361,806).....................................                               1,384,890
OTHER ASSETS LESS LIABILITIES-- 12.9%...........................................                                 204,800
                                                                                                              ----------
NET ASSETS-- 100.0%.............................................................                              $1,589,690
                                                                                                              ==========

* Non-income producing security.


See Notes to Financial Statements.

                                      -- P-30 --

                           Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                              December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO


                                                                                          Shares                  Value
                                                                                         ---------                -----

COMMON STOCKS -- 96.1%
ADVERTISING -- 0.7%
Asatsu (Japan)..................................................................            2,000               $ 63,405
Heritage Media (Class A)* (US)..................................................            2,680                 30,150
Katz Media Group* (US)..........................................................            2,200                 24,750
                                                                                                                --------
                                                                                                                 118,305
                                                                                                                --------



AUTOMOTIVE PARTS MANUFACTURING -- 3.1%
ECIA (France)...................................................................              910                140,620
Industria Macchine Auto (Italy).................................................           10,200                 39,980
Montupet (France)...............................................................              720                 69,364
Nippon Seiki (Japan)............................................................            3,300                 29,850
Nokian Tyres* (Finland).........................................................            5,000                108,748
Sylea (France)..................................................................            1,255                137,591
                                                                                                                --------
                                                                                                                 526,153
                                                                                                                --------

BUILDING MATERIALS -- 1.8%
Gujurat Ambuja Cement (GDSs) (India)............................................           10,839                 89,422
Malayan Cement (Malaysia).......................................................           23,000                 52,821
Polypipe (UK)...................................................................           32,000                127,136
Tipco Asphalt (Thailand)........................................................            5,000                 30,210
                                                                                                                --------
                                                                                                                 299,589
                                                                                                                --------

BUSINESS GOODS AND SERVICES -- 3.1%
Cort Business Services (US).....................................................            3,000                 61,875
FactSet Research Systems* (US)..................................................            6,000                126,000
Fujitsu Business Systems (Japan)................................................            3,000                 65,386
IBC Holdings (UK)...............................................................           19,100                 98,290
National Processing* (US).......................................................            1,000                 16,000
Nu-Kote Holdings (Class A)* (US)................................................            1,690                 17,322
Select Appointments Holdings (ADRs)* (UK).......................................            3,000                 35,250
SIG Schweitz Industrie (Switzerland)............................................               90                109,020
                                                                                                                --------
                                                                                                                 529,143
                                                                                                                --------

CAPITAL GOODS -- 0.1%
Fusion Systems* (US)............................................................              800                 17,200
                                                                                                                --------

CHEMICALS -- 0.6%
Chemical Company of Malaysia (Malaysia).........................................           10,000                 28,905
Chemical Company of Malaysia (Warrants)* (Malaysia).............................            1,250                  1,163
Toyo Ink Manufacturing (Japan)..................................................           18,000                 73,656
                                                                                                                --------
                                                                                                                 103,724
                                                                                                                --------

COMMERCIAL SERVICES-- 1.5%
AccuStaff* (US).................................................................            4,000                 84,500
AEA Technology (UK).............................................................            5,500                 37,298
Lason Holdings* (US)............................................................            2,900                 59,087
Skilled Engineering (Australia).................................................           21,000                 70,931
                                                                                                                --------
                                                                                                                 251,816
                                                                                                                --------

* Non-income producing security.


See Notes to Financial Statements.
                                     -- P-31 --

                        SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
COMPUTER SOFTWARE -- 4.9%
CMG (UK)........................................................................           10,400             $  149,604
Dendrite International* (US)....................................................            6,700                 56,112
F.I. Group* (UK)................................................................            9,220                 89,762
Hitachi Information Systems (Japan).............................................            3,000                 36,182
Imnet Systems (US)..............................................................            4,800                115,200
Informatics Holdings (Singapore)................................................           30,000                 13,612
Kewill Systems (UK).............................................................              800                  7,172
Mentor Graphics* (US)...........................................................            4,400                 43,175
Parity (UK).....................................................................           21,000                159,134
Software 2000* (US) ............................................................            4,200                 34,388
Synopsys* (US)..................................................................            2,470                113,620
                                                                                                               ---------
                                                                                                                 817,961
                                                                                                               ---------
CONSTRUCTION AND PROPERTY -- 7.7%
American Homestar* (US).........................................................            4,000                 90,500
Ashtead Group (UK)..............................................................           35,800                137,022
Bau Holdings (Non-Voting Preference Shares) (Austria) ..........................            2,600                155,633
Bau Holdings (Voting Preference Shares) (Austria)...............................            1,380                 68,965
Bukit Sembawang Estates (Singapore).............................................            1,000                 22,151
Danske Traelastkompagni (Denmark)...............................................            2,043                187,500
Higashi Nihon House (Japan).....................................................            7,000                 89,852
Kampa-Haus (Germany)............................................................            2,880                 93,132
Metacorp (Malaysia).............................................................           11,300                 28,860
Mitsui Home (Japan).............................................................            4,000                 49,276
New Asia Realty (Hong Kong).....................................................           17,000                 62,751
Nishio Rent All (Japan).........................................................            3,100                 53,946
Sime UEP Properties (Malaysia)..................................................            9,000                 23,164
Sto (Voting Preference Shares) (Germany)........................................              235                110,633
Tilbury Douglas (UK)............................................................           11,200                 98,777
Wing Tai Holdings (Singapore) ..................................................            9,000                 25,723
                                                                                                               ---------
                                                                                                               1,297,885
                                                                                                               ---------

CONSUMER GOODS AND SERVICES -- 6.3%
American Disposal Service* (US).................................................            5,000                 90,625
Canandaigua Wine (Class A)* (US)................................................            2,415                 68,677
Childtime Learning Centers* (US)................................................            4,600                 44,562
La Doria (Italy)................................................................           40,000                155,468
Ekornes (Norway)................................................................            7,500                244,829
HUB Group (Class A) (US)........................................................            1,800                 48,600
St. John Knits (US).............................................................              900                 39,150
SITEL* (US).....................................................................            2,600                 36,888
Sorini (Indonesia)..............................................................            5,000                  2,381
Steinway Musical Instruments* (US)..............................................            3,800                 66,025
Tarkett (Germany)...............................................................            6,000                121,558
Team Rental Group* (US).........................................................            6,400                104,000
Want Want Holdings* (Singapore).................................................           17,000                 44,710
                                                                                                               ---------
                                                                                                               1,067,473
                                                                                                               ---------

* Non-income producing security.


See Notes to Financial Statements.
                                      -- P-32 --

                        SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                               December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
DRUGS AND HEALTH CARE -- 9.2%
American Oncology Resources* (US)...............................................            3,000              $  30,562
AmeriSource Health (Class A)* (US)..............................................            3,600                173,700
Chiroscience Group (UK).........................................................            2,250                 12,908
Darya-Varia Lab (Indonesia).....................................................           15,720                 24,625
FPA Medical Management* (US)....................................................            7,000                155,312
Horizon Mental Health Management* (US)..........................................            3,700                103,600
Intensiva Healthcare* (US)......................................................            5,000                 54,687
Medicis Pharmaceutical (Class A)* (US) .........................................            1,200                 52,500
Peptide Therapeutics Group* (UK)................................................            2,750                 10,832
Shire Pharmaceuticals* (UK).....................................................            5,000                 20,422
Tamro (Finland).................................................................           25,000                166,928
Teva Pharmaceutical Industries (ADRs) (Israel)..................................            4,000                200,250
Total Renal Care Holdings* (UK).................................................            1,200                 43,500
Towa Pharmaceutical (Japan).....................................................            1,000                 13,784
Vanguard Medica Group* (UK).....................................................            1,250                 11,024
Waters* (US) ...................................................................            5,000                151,875
Watson Pharmaceuticals* (US)....................................................            7,400                332,537
                                                                                                              ----------
                                                                                                               1,559,046
                                                                                                              ----------
ELECTRIC UTILITIES -- 1.9%
CalEnergy* (US).................................................................            7,700                258,912
Johnson Electric Holdings (Hong Kong)...........................................            9,000                 24,901
Okinawa Electric Power (Japan)..................................................            1,200                 30,496
                                                                                                              ----------
                                                                                                                 314,309
                                                                                                              ----------

ELECTRICAL DISTRIBUTION -- 0.3%
Trifast (UK)....................................................................            7,600                 57,722
                                                                                                              ----------

ELECTRONICS -- 6.3%
Abacus Polar (UK)...............................................................           14,500                 44,448
Berg Electronics (US)...........................................................            7,500                220,312
BMC Industries (US).............................................................            4,900                154,350
Credence Systems* (US)..........................................................            2,125                 42,367
Electro Scientific Industries* (US).............................................            2,790                 73,063
Enplas (Japan)..................................................................            1,000                 14,559
Fairey Group (UK)...............................................................            7,200                 71,206
Horiba Instruments (Japan)......................................................            8,000                 82,012
ISA International (UK)..........................................................           25,900                106,449
LoJack* (US)....................................................................            9,800                 96,775
Otra (Netherlands)..............................................................            3,640                 62,552
Ryoyo Electro (Japan)...........................................................            5,000                 90,455
                                                                                                              ----------
                                                                                                               1,058,548
                                                                                                              ----------
* Non-income producing security.


See Notes to Financial Statements.
                                       -- P-33 --

                       SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                                                                          Shares                  Value
                                                                                         ---------                -----
FINANCIAL SERVICES -- 5.0%
Dah Sing Financial Group (Hong Kong)............................................           10,000               $ 40,597
Finnveden (Series B)* (Sweden) .................................................            7,550                135,709
Fokus Bank (Norway).............................................................           13,000                 89,567
Hambrecht & Quist Group* (US)...................................................            2,300                 49,737
Ichiyoshi Securities (Japan)....................................................           16,000                 66,023
Mutual Risk Management (US).....................................................            1,066                 39,442
Nisshin Fire & Marine Insurance (Japan).........................................           16,000                 60,924
Philippine National Bank* (Philippines).........................................            2,000                 23,764
T. Rowe Price (US)..............................................................            1,400                 60,900
Roosevelt Financial Group (US)..................................................            5,000                104,375
Southern Bank (Malaysia)........................................................           15,000                 40,388
Ssangyong Investment & Securities* (South Korea)................................            2,000                 19,124
UnionAmerica Holdings (ADRs) (UK)...............................................            4,500                 79,875
Wing Hang Bank (Hong Kong)......................................................            6,000                 27,229
World Acceptance* (US)..........................................................            2,200                 14,575
                                                                                                                --------
                                                                                                                 852,229
                                                                                                                --------

INDUSTRIAL GOODS AND SERVICES -- 4.7%
Angpanneforeningen (Class B) (Sweden)...........................................            5,325                 85,599
Assystem (France)...............................................................            1,500                114,451
Bacou USA (US)..................................................................            3,100                 50,569
Drilex International* (US)......................................................            5,000                 61,250
Druck Holdings (UK).............................................................            6,500                 34,062
Maxim Integrated Products* (US).................................................            1,700                 73,631
Memtec (ADRs) (Australia).......................................................            2,600                 84,662
Mitsubishi Cable Industries (Japan).............................................            8,000                 35,837
Rauma Group (Finland)...........................................................            7,900                166,667
Technip* (France)...............................................................              923                 86,609
                                                                                                                --------
                                                                                                                 793,337
                                                                                                                --------

LEISURE AND HOTELS -- 2.5%
Allied Leisure (UK).............................................................           97,500                 99,346
Fine Host* (US).................................................................            4,900                 92,487
GTECH Holdings* (US)............................................................            3,700                118,400
Mandarin Oriental* (Hong Kong)..................................................           26,000                 36,660
Sun International Hotels* (US)..................................................            2,000                 73,000
                                                                                                                --------
                                                                                                                 419,893
                                                                                                                --------

MANUFACTURING -- 13.3%
AGCO (US).......................................................................              800                 22,900
Asahi Diamond Industries (Japan)................................................           10,000                 90,455
British Polythene Industries (UK)...............................................            5,500                 66,638
Cobham (UK).....................................................................            6,950                 72,899
Danto (Japan)...................................................................            8,000                 77,877
David Brown Group (UK)..........................................................           21,657                 81,778
Domnick Hunter Group (UK).......................................................           20,000                121,074
L'Europeenne d'Extincteurs (France).............................................            3,000                186,127
Futuris (Australia).............................................................           48,512                 66,314
Glory Kogyo (Japan).............................................................            3,000                 70,038

* Non-income producing security.


See Notes to Financial Statements.
                                 -- P-34 --

                         SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                               December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)



                                                                                          Shares                  Value
                                                                                         ---------                -----
MANUFACTURING (continued)
Hokkai Can (Japan)..............................................................            6,000             $   34,476
Hokushin (Japan)................................................................           10,000                 67,712
Hucke (Germany).................................................................            6,892                120,834
Iro* (Sweden)...................................................................           11,570                140,336
Kalmar Industries (Sweden)......................................................            4,563                 75,684
Lintec (Japan)..................................................................            3,000                 48,329
Namura Shipbuilding (Japan).....................................................            5,000                 16,368
Nichicon (Japan)................................................................            7,000                 80,806
Nissha Printing (Japan).........................................................            4,000                 37,905
Plettac (Germany)...............................................................              420                 77,182
Samas Groep (Netherlands).......................................................            3,593                153,840
Sodick (Japan)..................................................................            9,000                 74,431
Stoves* (UK)....................................................................            7,500                 35,513
Tsudakoma (Japan)...............................................................           20,000                 83,563
Valmet (Finland)................................................................            7,100                125,082
Venture Manufacturing (Singapore)...............................................            6,000                 14,920
Wellington Holdings (UK)........................................................            9,500                 40,428
Zag Industries* (US)............................................................            9,500                157,344
                                                                                                              ----------
                                                                                                               2,240,853
                                                                                                              ----------

MEDIA -- 3.9%
Capital Radio (UK)..............................................................           10,500                 98,268
Cox Radio (Class A)* (US).......................................................            3,000                 52,500
GWR Group (UK)..................................................................           24,000                 77,063
South China3
                                                                                                              ----------

MEDIA -- 3.9%
Capital Radio (UK)..............................................................           10,500                 98,268
Cox Radio (Class A)* (US).......................................................            3,000                 52,500
GWR Group (UK)..................................................................           24,000                 77,063
South China.........................................            8,000                186,000
Visual Action Holdings (UK).....................................................            9,000                 25,816
                                                                                                              ----------
                                                                                                                 663,689
                                                                                                              ----------

MEDICAL PRODUCTS AND TECHNOLOGY -- 2.0%
Hitachi Medical (Japan).........................................................            6,000                 77,533
IDX Systems* (US)...............................................................            3,600                103,500
Instrumentation Laboratory* (US)................................................            6,000                 59,250
NCS HealthCare (Class A)* (US)..................................................            3,100                 89,900
                                                                                                              ----------
                                                                                                                 330,183
                                                                                                              ----------

METALS -- 1.4%
Amtek Engineering (Singapore)...................................................            7,000                 13,905
Nakayama Steel Works (Japan)....................................................           16,000                 68,642
Sanyo Special Steel (Japan).....................................................           26,000                 76,826
Tsubaki Nakashima (Japan).......................................................            9,000                 75,672
                                                                                                              ----------
                                                                                                                 235,045
                                                                                                              ----------

* Non-income producing security.


See Notes to Financial Statements.
                                       -- P-35 --

                       SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
PAPER AND PRINTING -- 1.6%
Bobst (Switzerland).............................................................               42               $ 56,668
PLM (Sweden)....................................................................            8,100                139,677
Rengo (Japan)...................................................................           14,000                 79,359
                                                                                                                --------
                                                                                                                 275,704
                                                                                                                --------

RESOURCES -- 0.8%
Nittetsu Mining (Japan).........................................................           10,000                 75,724
QNI (Australia).................................................................           29,000                 58,311
                                                                                                                --------
                                                                                                                 134,035
                                                                                                                --------

RESTAURANTS -- 1.9%
Aiya (Japan)....................................................................            3,000                 40,059
Kentucky Fried Chicken (Japan)..................................................            5,000                 65,041
KFC Holdings (Malaysia).........................................................            8,000                 32,944
Pizza Express (UK)..............................................................           16,500                149,052
Sagami Chain (Japan)............................................................            2,000                 32,391
                                                                                                                --------
                                                                                                                 319,487
                                                                                                                --------

RETAILING -- 5.0%
Courts (Singapore)..............................................................           11,200                 13,925
Fotolabo Club (Switzerland).....................................................              250                 96,906
Frost Group (UK)................................................................            8,600                 19,514
Guangnan Holdings (Hong Kong)...................................................           70,000                 60,185
Hamley's (UK)...................................................................            4,100                 28,155
Hornbach Baumarkt (Germany).....................................................            1,530                 48,483
Jardine International Motor Holdings (Hong Kong)................................           42,000                 56,203
Jean Pascale (Germany)..........................................................            1,612                 21,982
Mazel Stores* (US)..............................................................            5,000                110,625
Moebel Walther (Germany)........................................................            3,800                249,221
Tsutsumi Jewelry (Japan)........................................................            3,000                 74,173
Xebio (Japan)...................................................................            2,000                 59,442
                                                                                                                --------
                                                                                                                 838,814
                                                                                                                --------

SUPPORT SERVICES -- 0.4%
CRT Group (UK)..................................................................           17,500                 74,922
                                                                                                                --------

TECHNOLOGY -- 0.9%
Asyst Technologies* (US)........................................................            2,900                 49,300
BTG (UK)........................................................................            5,000                 38,831
Photon Dynamics* (US)...........................................................            2,300                 17,969
Printrak International* (US)....................................................            4,700                 38,775
                                                                                                                --------
                                                                                                                 144,875
                                                                                                                --------

TELECOMMUNICATIONS -- 1.0%
Aerial Communications* (US).....................................................            7,300                 58,400
Arch Communications Group* (US).................................................            6,600                 61,050
Boston Communications* (US).....................................................            2,100                 11,812
KVH Industries* (US)............................................................            4,200                 30,975
                                                                                                                --------
                                                                                                                 162,237
                                                                                                                --------

* Non-income producing security.


See Notes to Financial Statements.
                                    -- P-36 --

                    SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                              December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
TEXTILES AND APPAREL -- 0.7%
Designer Holdings* (US).........................................................            5,200            $    83,850
Komatsu Seiren (Japan)..........................................................            5,000                 37,216
                                                                                                             -----------
                                                                                                                 121,066
                                                                                                             -----------

TRANSPORTATION -- 1.4%
Comfort (Singapore).............................................................           43,000                 38,099
Dawson Group (UK)...............................................................           22,600                 65,407
Iino Kaiun* (Japan).............................................................           21,000                 74,173
National Express Group (UK).....................................................            7,000                 61,136
                                                                                                             -----------
                                                                                                                 238,815
                                                                                                             -----------

MISCELLANEOUS -- 2.1%
BT Industries (Sweden)..........................................................            7,000                129,915
First Philippine Holdings (Philippines).........................................            4,400                 10,038
Parkway Holdings (Singapore)....................................................           10,000                 39,300
Taiwan American Fund (Taiwan)...................................................            3,000                 42,990
Thorkild Kristensen (Denmark)...................................................            1,652                124,711
                                                                                                             -----------
                                                                                                                 346,954
                                                                                                             -----------

TOTAL INVESTMENTS-- 96.1% (Cost $15,984,805)....................................                              16,211,012
OTHER ASSETS LESS LIABILITIES-- 3.9%............................................                                 665,235
                                                                                                             -----------
NET ASSETS-- 100.0%.............................................................                             $16,876,247
                                                                                                             -----------
                                                                                                             -----------
----------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO

                                                                                          Shares                  Value
                                                                                         ---------                -----

COMMON STOCKS -- 104.3%
COMPUTER AND BUSINESS SERVICES -- 9.8%
Azlan Group (UK)................................................................            2,680                $26,045
Azlan Group (Rights)* (UK)......................................................              804                      7
CRT Group (UK)..................................................................            8,700                 37,247
CSK (Japan).....................................................................            1,000                 26,189
Logica (UK).....................................................................            2,810                 44,199
                                                                                                             -----------
                                                                                                                 133,687
                                                                                                             -----------

COMPUTER HARDWARE/PERIPHERALS -- 9.8%
Gateway 2000* (US)..............................................................              300                 16,069
IKOS Systems* (US)..............................................................              600                 12,075
Mylex* (US).....................................................................            1,200                 15,000
Sun Microsystems* (US)..........................................................              800                 20,550
VeriFone* (US)..................................................................            1,500                 44,250
Xionics Document Technologies* (US).............................................            2,000                 25,125
                                                                                                             -----------
                                                                                                                 133,069
                                                                                                             -----------

* Non-income producing security.


See Notes to Financial Statements.
                                      -- P-37 --

                           SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                                                                          Shares                  Value
                                                                                         ---------                -----
COMPUTER SOFTWARE -- 18.7%
Computer Associates International (US)..........................................              250               $ 12,438
HNC Software* (US)..............................................................              600                 18,600
IA* (US)........................................................................            5,000                 28,750
Informatics Holdings (Singapore)................................................           70,000                 31,761
Metatools* (US).................................................................              400                  4,675
Microsoft* (US).................................................................              350                 28,941
Performance Technologies* (US)..................................................            1,000                  9,562
Pure Atria* (US)................................................................              500                 12,281
Rogue Wave Software* (US).......................................................            1,100                 17,600
SAP (Germany)...................................................................              105                 14,353
Segue Software* (US)............................................................            1,000                 18,062
Siebel Systems* (US)............................................................              800                 21,800
Synopsys* (US)..................................................................              500                 23,000
Technology Modeling* (US).......................................................            1,000                 13,250
                                                                                                                --------
                                                                                                                 255,073
                                                                                                                --------
DISTRIBUTORS -- 1.2%
Abacus Polar (UK)...............................................................            5,500                 16,859
                                                                                                                --------

ELECTRONICS -- 7.3%
Adaptec* (US)...................................................................              200                  8,013
Astec (UK)......................................................................           12,600                 33,985
Benchmark Electronics* (US).....................................................              200                  6,025
Sanmina* (US)...................................................................              300                 16,950
Venture Manufacturing (Singapore)...............................................           14,000                 34,812
                                                                                                                --------
                                                                                                                  99,785
                                                                                                                --------

ELECTRONICS CAPITAL EQUIPMENT-- 8.8%
ASM Lithography (Netherlands)...................................................              800                 39,900
Canon (Japan)...................................................................            1,000                 22,054
Intevac* (US)...................................................................            1,000                 16,500
Siliconware Precision Industries (GDRs) (Taiwan)................................            2,750                 30,800
Veeco Instruments* (US).........................................................              500                 11,187
                                                                                                                --------
                                                                                                                 120,441
                                                                                                                --------

INFORMATION SERVICES -- 4.3%
Abacus Direct* (US).............................................................            1,000                 18,875
Applix* (US)....................................................................              600                 13,013
BTG* (UK).......................................................................            2,400                 18,639
Sapient* (US)...................................................................              200                  8,325
                                                                                                                --------
                                                                                                                  58,852
                                                                                                                --------

INTERNET/ON LINE -- 3.0%
America Online* (US)............................................................              525                 17,456
Verity* (US)....................................................................            1,500                 22,875
                                                                                                                --------
                                                                                                                  40,331
                                                                                                                --------

MEDICAL PRODUCTS AND TECHNOLOGY -- 1.4%
Pharmacia & Upjohn (Sweden).....................................................              460                 18,789
                                                                                                                --------

* Non-income producing security


See Notes to Financial Statements.
                                     -- P-38 --

                           SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                               December 31, 1996
--------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)



                                                                                          Shares                  Value
                                                                                         ---------                -----
METALS -- 2.3%
Amtek Engineering (Singapore)...................................................           16,000             $   31,783
                                                                                                              ----------

NETWORKING/COMMUNICATIONS INFRASTRUCTURE -- 26.4%
Act Networks* (US)..............................................................              400                 14,750
Cabletron Systems (US)..........................................................              600                 19,950
CIDCO* (US).....................................................................              500                  8,687
Cisco Systems* (US).............................................................              400                 25,475
Dialogic* (US)..................................................................            1,650                 51,563
FORE Systems* (US)..............................................................              500                 16,469
Glenayre Technologies* (US).....................................................              500                 10,781
L.M. Ericsson Telefon (Series B) (Sweden).......................................              700                 21,584
Network General* (US)...........................................................              500                 15,094
Nokia (Finland).................................................................              710                 41,200
Northern Telecom (US)...........................................................              400                 24,750
Pairgain Technologies* (US).....................................................              800                 24,350
3Com* (US)......................................................................              300                 21,994
U.S. Robotics* (US).............................................................              600                 43,237
Verilink* (US)..................................................................              600                 19,575
                                                                                                              ----------
                                                                                                                 359,459
                                                                                                              ----------

SEMICONDUCTORS -- 7.7%
C-Cube Microsystems* (US).......................................................              400                 14,775
Intel (US)......................................................................              200                 26,187
Maxim Integrated Products* (US).................................................              400                 17,325
Microchip Technology* (US)......................................................              200                 10,175
Quality Semiconductor* (US).....................................................            1,500                 13,312
S3* (US)........................................................................              600                  9,787
SGS-Thomson Microelectronics* (US) .............................................              100                  7,032
Texas Instruments (US)..........................................................              100                  6,413
                                                                                                              ----------
                                                                                                                 105,006
                                                                                                              ----------

TELECOMMUNICATIONS -- 3.6%
Airtouch Communications* (US)...................................................              400                 10,100
DDI (Japan).....................................................................                2                 13,198
Korea Mobile Telecom (ADRs) (South Korea).......................................              426                  5,485
Millicom International Cellular* (Luxembourg)...................................              400                 12,825
Paging Network* (US)............................................................              225                  3,445
T-Netix* (US)...................................................................              350                  3,675
                                                                                                              ----------
                                                                                                                  48,728
                                                                                                              ----------

TOTAL INVESTMENTS-- 104.3% (Cost $1,353,294)....................................                               1,421,862
OTHER ASSETS LESS LIABILITIES-- (4.3)%..........................................                                 (58,147)
                                                                                                              ----------
NET ASSETS-- 100.0%.............................................................                              $1,363,715
                                                                                                              ----------
                                                                                                              ----------

* Non-income producing security


See Notes to Financial Statements.
                                      -- P-39 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO

                                                                                          Shares                  Value
                                                                                         ---------                -----
COMMON STOCKS -- 87.0%
BANKING  -- 8.0%
Banco de Santander (Spain)......................................................            1,393               $ 89,120
CS Holdings (Switzerland).......................................................              715                 73,286
HSBC Holdings (UK)..............................................................            2,400                 51,354
Malayan Banking (Malaysia)......................................................            4,050                 44,902
Royal Bank of Scotland (UK).....................................................            8,500                 82,024
Siam Commerical Bank (Thailand).................................................            3,100                 22,476
Societe Generale (France).......................................................              604                 65,288
Sumitomo Trust and Banking (Japan)..............................................            6,000                 59,959
UTD Overseas Bank (Singapore)...................................................            4,684                 52,216
Westpac Banking (Australia).....................................................            7,100                 40,402
                                                                                                                --------
                                                                                                                 581,027
                                                                                                                --------

BUILDING MATERIALS -- 0.5%
Gujurat Ambuja Cement (GDSs) (India)............................................            4,360                 35,970
                                                                                                                --------

BUSINESS SERVICES-- 0.7%
CSK (Japan).....................................................................            2,000                 52,378
                                                                                                                --------

CHEMICALS -- 3.9%
Bayer (Germany).................................................................            2,227                 90,309
DSM (Netherlands)...............................................................              647                 63,790
Novartis* (Switzerland).........................................................               61                 69,708
SKW Trostberg (Germany).........................................................            1,641                 44,563
Toyo Ink Manufacturing (Japan)..................................................            4,000                 16,368
                                                                                                                --------
                                                                                                                 284,738
                                                                                                                --------
CONSTRUCTION AND PROPERTY -- 3.4%
DBS Land (Singapore)............................................................           11,000                 40,479
Empresas ICA Sociedad Controladora (ADRs)* (Mexico).............................            2,400                 35,100
Hong Kong Land Holdings (Hong Kong).............................................           11,000                 30,580
Sun Hung Kai Properties (Hong Kong).............................................            4,000                 49,001
United Engineers (Malaysia).....................................................            6,000                 54,167
United Industrial (Singapore)...................................................           13,000                 10,961
Wing Tai Holdings (Singapore)...................................................            9,000                 25,723
                                                                                                                --------
                                                                                                                 246,011
                                                                                                                --------
CONSUMER PRODUCTS -- 2.0%
Electrolux (Series B) (Sweden)..................................................              835                 48,321
KAO (Japan).....................................................................            3,000                 34,890
Matthew Clark (UK)..............................................................            4,400                 19,779
Sankyo (Japan)..................................................................            1,300                 37,965
                                                                                                                --------
                                                                                                                 140,955
                                                                                                                --------
ELECTRONICS --4.8%
Alps Electric (Japan)...........................................................            3,000                 32,564
Pioneer Electronic (Japan)......................................................            6,000                114,232
Samsung Electronics (South Korea)...............................................            1,120                 60,308
Samsung Electronics (GDRs)*+ (South Korea)......................................              301                  4,665
Toshiba (Japan).................................................................           21,000                131,702
                                                                                                                --------
                                                                                                                 343,471
                                                                                                                --------
* Non-income producing security
+ Rule 144A security.


See Notes to Financial Statements.

                                       -- P-40 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                               December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)

                                                                                          Shares                  Value
                                                                                         ---------                -----
FINANCE AND INSURANCE -- 7.0%
AXA-UAP (France)................................................................            1,406              $  89,399
Credit Communal Holding/Dexia* (Belgium)........................................              547                 49,889
ING Groep (Netherlands).........................................................            2,758                 99,258
Istituto Nazionale delle Assicurazioni (Italy)..................................           50,522                 65,765
Lend Lease (Australia)..........................................................            2,100                 40,723
Mitsui Marine & Fire (Japan)....................................................           10,000                 53,670
Nomura Securities (Japan).......................................................            2,000                 29,979
Zurich Versicherung (Switzerland)...............................................              276                 76,535
                                                                                                               ---------
                                                                                                                 505,218
                                                                                                               ---------

HEALTH AND HOUSEHOLD -- 4.3%
British Biotech (UK)............................................................           15,000                 52,788
EGIS (Hungary)..................................................................              425                 24,316
Novo Nordisk (Denmark)..........................................................              314                 59,127
Pharmacia & Upjohn (Sweden).....................................................            1,983                 80,996
Pliva (GDRs) (Croatia)..........................................................              500                 26,468
Roche Holdings (Switzerland)....................................................                9                 69,873
                                                                                                               ---------
                                                                                                                 313,568
                                                                                                               ---------

INDUSTRIAL GOODS AND SERVICES -- 4.1%
ABB (Sweden)....................................................................               60                 74,469
Cie Generale des Eaux (France)..................................................              681                 84,371
CITIC Pacific* (Hong Kong)......................................................           11,000                 63,857
Siebe (UK)......................................................................            3,800                 70,411
                                                                                                               ---------
                                                                                                                 293,108
                                                                                                               ---------

LEISURE AND HOTELS -- 3.1%
Accor (France)..................................................................              594                 75,194
Granada Group (UK)..............................................................            6,400                 94,420
Sol Melia (Spain)...............................................................            1,563                 55,955
                                                                                                               ---------
                                                                                                                 225,569
                                                                                                               ---------

MANUFACTURING -- 7.8%
Caradon (UK)....................................................................           14,500                 59,347
FKI Babcock (UK)................................................................           16,125                 55,780
Mannesmann (Germany)............................................................              219                 94,170
Michelin (Class B) (France).....................................................            1,365                 73,668
Rolls-Royce (UK)................................................................           14,000                 61,736
SMH Neuenberg (Switzerland).....................................................              336                 47,839
Tokyo Steel Manufacturing  (Japan)..............................................            1,000                 14,214
Volkswagen (Germany)............................................................              209                 86,518
Yamaha (Japan)..................................................................            4,000                 67,884
                                                                                                               ---------
                                                                                                                 561,156
                                                                                                               ---------

MEDIA -- 3.4%
Elsevier (Netherlands)..........................................................            4,617                 78,005
News Corp. (Australia)..........................................................            9,990                 52,719
Nippon Television Network (Japan)...............................................              110                 33,167
WPP Group (UK)..................................................................           19,000                 82,645
                                                                                                               ---------
                                                                                                                 246,536
                                                                                                               ---------
* Non-income producing security.


See Notes to Financial Statements.
                                 -- P-41 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)

                                                                                          Shares                  Value
                                                                                         ---------                -----
METALS -- 3.9%
Companhia Vale do Rio Doce (ADRs) (Brazil)......................................            1,800               $ 34,646
Hindalco Industries (GDRs)+ (India).............................................            1,750                 34,773
Mitsubishi Materials (Japan)....................................................           15,000                 60,476
Sumitomo Metal Industries (Japan)...............................................           25,000                 61,380
Tsubaki Nakashima (Japan).......................................................            2,000                 16,816
Usinor Sacilor (France).........................................................            5,097                 74,147
                                                                                                                --------
                                                                                                                 282,238
                                                                                                                --------

PAPER AND PACKAGING -- 0.8%
Hokkai Can (Japan)..............................................................            3,000                 17,238
Stora Kopparbergs (Sweden)......................................................            3,153                 42,851
                                                                                                                --------
                                                                                                                  60,089
                                                                                                                --------

RESOURCES -- 3.7%
British Petroleum (UK)..........................................................            5,800                 69,577
Broken Hill Proprietary (Australia).............................................            4,450                 63,377
ELF Aquitaine (France)..........................................................              977                 88,909
Nippon Oil (Japan)..............................................................            3,000                 15,377
Petroleo Brasileiro (ADRs) (Brazil).............................................            2,000                 31,855
                                                                                                                --------
                                                                                                                 269,095
                                                                                                                --------

RESTAURANTS -- 0.4%
Denny's (Japan).................................................................            1,000                 30,496
                                                                                                                --------

RETAILING -- 5.8%
Adidas (Germany)................................................................              543                 46,895
Aoyama Trading (Japan)..........................................................              800                 21,227
Carrefour Supermarche (France)..................................................              133                 86,514
Centros Comerciales Pryca (Spain)...............................................            1,339                 28,349
Joshin Denki (Japan)............................................................            2,000                 20,675
Koninklijke Ahold (Netherlands).................................................            1,216                 75,987
SM Prime Holdings (Philippines).................................................          142,000                 36,715
Tesco (UK)......................................................................           14,800                 89,848
Tsutsumi Jewelry (Japan)........................................................              500                 12,362
                                                                                                                --------
                                                                                                                 418,572
                                                                                                                --------

SUPPORT SERVICES -- 1.7%
Rentokil (UK)...................................................................           10,400                 78,186
Societe Industrielle de Transports Automobiles (France).........................              212                 44,933
                                                                                                                --------
                                                                                                                 123,119
                                                                                                                --------

TELECOMMUNICATIONS -- 6.8%
Grupo Carso (ADRs)*+ (Mexico)...................................................            4,000                 41,666
L.M. Ericsson Telefon (Series B) (Sweden).......................................            2,544                 78,443
Nippon Telegraph & Telephone (Japan)............................................               17                128,584
SPT Telecom (Czech Republic)....................................................              200                 24,892
STET Societa' Finanziaria Telefonica (Italy)....................................           24,563                 82,928
Telebras (ADRs) (Brazil)........................................................              510                 39,265

* Non-income producing security
+ Rule 144A security.


See Notes to Financial Statements.
                               -- P-42 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                              December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)


                                                                                          Shares                  Value
                                                                                         ---------                -----
TELECOMMUNICATIONS (continued)
Telefonica del Peru (ADRs) (Peru)...............................................            2,000             $   37,750
Telekomunikasi (Indonesia)......................................................              500                    860
Telekomunikasi (ADRs) (Indonesia)...............................................            1,650                 56,925
                                                                                                              ----------
                                                                                                                 491,313
                                                                                                              ----------

TOBACCO -- 1.3%
B.A.T. Industries (UK)..........................................................           11,500                 95,416
                                                                                                              ----------

TRANSPORTATION -- 4.9%
BAA (UK)........................................................................            6,800                 56,653
East Japan Railway (Japan)......................................................               20                 89,766
Lufthansa (Germany).............................................................            5,505                 74,282
Mitsui O.S.K. Lines  (Japan)....................................................           22,000                 52,498
Perusahaan Otomobil Nasional (Malaysia).........................................            5,000                 31,677
Swire Pacific  (Hong Kong)......................................................            5,500                 52,444
                                                                                                              ----------
                                                                                                                 357,320
                                                                                                              ----------

UTILITIES -- 3.3%
Iberdrola  (Spain)..............................................................            6,731                 95,350
National Power (UK).............................................................            7,000                 58,619
VEBA (Germany)..................................................................            1,485                 85,339
                                                                                                              ----------
                                                                                                                 239,308
                                                                                                              ----------

MISCELLANEOUS -- 1.4%
Sime Darby (Malaysia)...........................................................            8,000                 31,519
Taiwan American Fund (Taiwan)...................................................            1,500                 21,495
Taiwan Fund (Taiwan)............................................................            5,000                 51,250
                                                                                                              ----------
                                                                                                                 104,264
                                                                                                              ----------

TOTAL INVESTMENTS-- 87.0% (Cost $5,824,749).....................................                               6,300,935
OTHER ASSETS LESS LIABILITIES-- 13.0%...........................................                                 941,337
                                                                                                              ----------
NET ASSETS-- 100.0%.............................................................                              $7,242,272
                                                                                                              ----------
                                                                                                              ----------


See Notes to Financial Statements.
                                  -- P-43 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO



                                                                                        Principal
                                                                                         Amount                    Value
                                                                                        ---------                  -----

CORPORATE BONDS -- 94.0%
AEROSPACE -- 1.0%
UNC 11%, 6/1/2006...............................................................            $100,000             $  107,500
                                                                                                                 ----------

BROADCASTING -- 4.3%
Allbritton Communications 11 1/2%, 8/15/2004.......................................          100,000                106,000
Paxson Communications 11 5/8%, 10/1/2002...........................................          200,000                210,000
SFX Broadcasting 10 3/4%, 5/15/2006+ ..............................................          150,000                159,375
                                                                                                                 ----------
                                                                                                                    475,375
                                                                                                                 ----------
BUSINESS SERVICES -- 1.0%
Pierce Leahy 11 1/8%, 7/15/2006+ ..................................................          100,000                109,750
                                                                                                                 ----------

CABLE SYSTEMS -- 14.2%
American Telecasting 0% (14 1/2%#), 8/15/2005......................................          100,000                 36,500
Cablevision Systems 10 1/2%, 5/15/2016.............................................          250,000                260,000
Charter Communications 11 1/4%, 3/15/2006+ ........................................          150,000                157,500
Charter Communications 0% (14%#), 3/15/2007........................................          100,000                 59,500
Comcast 10 5/8%, 7/15/2012.........................................................          150,000                167,250
Comcast U.K. Cable Partners 0% (11.20%#), 11/15/2007...............................          100,000                 71,750
Heartland Wireless Communications 14%, 10/15/2004+.................................          100,000                104,250
Intermedia Capital Partners IV 11 1/4%, 8/1/2006 ..................................          200,000                209,500
International CableTel 0% (11 1/2%#), 2/1/2006.....................................          100,000                 68,500
People's Choice TV 0%(13 1/8%#), 6/1/2004..........................................          100,000                 43,000
Rogers Cablesystems 11%, 12/1/2015.................................................          150,000                161,625
Rogers Communications 10 7/8%, 4/15/2004...........................................          100,000                105,750
Wireless One 13%, 10/15/2003.......................................................          150,000                146,250
                                                                                                                 ----------
                                                                                                                  1,591,375
                                                                                                                 ----------
CELLULAR -- 4.5%
Centennial Cellular 10 1/8%, 5/15/2005.............................................          150,000                151,500
Commnet Cellular 11 1/4%, 7/1/2005.................................................          150,000                159,750
PriceCellular Wireless 0% (12 1/4%**), 10/1/2003...................................          100,000                 86,000
PriceCellular Wireless 10 3/4%, 11/1/2004 .........................................          100,000                104,250
                                                                                                                 ----------
                                                                                                                    501,500
                                                                                                                 ----------
CHEMICALS -- 2.4%
NL Industries 11 3/4%, 10/15/2003..................................................          150,000                159,375
Texas Petrochemicals 11 1/8%, 7/1/2006+............................................          100,000                108,000
                                                                                                                 ----------
                                                                                                                    267,375
                                                                                                                 ----------
COMPUTER AND RELATED SERVICES -- 2.9%
Unisys 12%, 4/15/2003+.............................................................          150,000                161,250
Unisys 11 3/4%, 10/15/2004.........................................................          150,000                160,688
                                                                                                                 ----------
                                                                                                                    321,938
                                                                                                                 ----------
CONSUMER PRODUCTS -- 3.8%
American Pad & Paper 13%, 11/15/2005+..............................................           97,000                114,460
Ryder TRS 10%, 12/1/2006+..........................................................          100,000                104,250
Spinnaker Industries 10 3/4%, 10/15/2006+..........................................          100,000                104,500
William Carter 10 3/8%, 12/1/2006+.................................................          100,000                104,000
                                                                                                                 ----------
                                                                                                                    427,210
                                                                                                                 ----------
+  Rule 144A security.
** Deferred-interest  debentures  pay no  interest  for a  stipulated  number of years, after which they pay the indicated coupon rate.
#  Represents effective yield on zero coupon bond.


See Notes to Financial Statements.
                           -- P-44 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                              December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                                                                          Principal
                                                                                           Amount                    Value
                                                                                          ---------                  -----
ENERGY -- 1.0%
Abraxas Petroleum 11 1/2%, 11/1/2004+..............................................         $100,000             $  107,750
                                                                                                                 ----------

ENVIRONMENTAL SERVICES-- 0.9%
Allied Waste North America 10 1/4%, 12/1/2006+.....................................          100,000                105,375
                                                                                                                 ----------

FINANCIAL SERVICES -- 0.9%
Dollar Financial Group 10 7/8%, 11/15/2006+........................................          100,000                103,500
                                                                                                                 ----------

FOOD -- 3.3%
AmeriKing 10 3/4%, 12/1/2006.......................................................          100,000                104,000
Gorges/Quik-to-Fix Foods 11 1/2%, 12/1/2006+.......................................          100,000                104,125
International Home Foods 10 3/8%, 11/1/2006+.......................................          150,000                156,750
                                                                                                                 ----------
                                                                                                                    364,875
                                                                                                                 ----------
FUNERALS AND CEMETERY -- 1.0%
Prime Succession Acquisition 10 3/4%, 8/15/2004....................................          100,000                108,750
                                                                                                                 ----------

GAMING/HOTEL -- 11.9%
Alliance Gaming 12 7/8%, 6/30/2003.................................................          100,000                106,500
Aztar 13 3/4%, 10/1/2004...........................................................          150,000                160,500
Casino America 12 1/2%, 8/1/2003...................................................          150,000                143,063
Casino Magic of Louisiana 13%, 8/15/2003+..........................................          100,000                 99,250
Coast Hotels & Casinos 13%, 12/15/2002+............................................          150,000                165,750
Showboat 13%, 8/1/2009.............................................................          110,000                121,550
Showboat Marina Casino Partnership 13 1/2%, 3/15/2003+.............................          150,000                165,750
Trump Atlantic City Funding 11 1/4%, 5/1/2006......................................          200,000                199,000
Trump Hotels & Casino Resorts Funding 15 1/2%, 6/15/2005...........................          150,000                172,500
                                                                                                                 ----------
                                                                                                                  1,333,863
                                                                                                                 ----------
HEALTH CARE/MEDICAL PRODUCTS -- 5.1%
Dade International 11 1/8%, 5/1/2006+..............................................          200,000                217,000
Graphic Controls 12%, 9/15/2005....................................................          100,000                111,250
IMED 9 3/4%, 12/1/2006+............................................................          150,000                153,750
Paracelsus Healthcare 10%, 8/15/2006...............................................           90,000                 84,825
                                                                                                                 ----------
                                                                                                                    566,825
                                                                                                                 ----------
INDUSTRIAL -- 1.2%
IMO Industries 11 3/4%, 5/1/2006+..................................................          150,000                139,500
                                                                                                                 ----------

LEISURE-- 1.9%
Premier Parks 12%,  8/15/2003......................................................          100,000                109,500
Stuart Entertainment 12 1/2%, 11/15/2004+..........................................          100,000                102,250
                                                                                                                 ----------
                                                                                                                    211,750
                                                                                                                 ----------
MANUFACTURING -- 1.9%
Blue Bird Body 10 3/4%, 11/15/2006.................................................          100,000                105,500
International Knife & Saw 11 3/8%, 11/15/2006+.....................................          100,000                104,000
                                                                                                                 ----------
                                                                                                                    209,500
                                                                                                                 ----------
METALS/ MINING -- 2.3%
Renco Metals 11 1/2%, 7/1/2003.....................................................          100,000                105,250
Royal Oak Mines 11%, 8/15/2006.....................................................          150,000                153,000
                                                                                                                 ----------
                                                                                                                    258,250
                                                                                                                 ----------

+ Rule 144A security.


See Notes to Financial Statements.
                                          -- P-45 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                                                                          Principal
                                                                                           Amount
                                                                                          or Shares                  Value
                                                                                          ---------                  -----
PAGING -- 2.6%
Mobile Telecommunication Technologies 131 1/42%, 12/15/2002........................         $200,000            $   201,500
ProNet 11 7/8%, 6/15/2005..........................................................          100,000                 94,500
                                                                                                                -----------
                                                                                                                    296,000
                                                                                                                -----------
PAPER AND PACKAGING -- 4.8%
Plastic Containers 10%, 12/15/2006+................................................          100,000                104,000
Silgan 11 3/4%, 6/15/2002..........................................................          100,000                107,500
U.S. Can 10 1/8%, 10/15/2006+......................................................          150,000                158,250
S.D. Warren 12%, 12/15/2004........................................................          150,000                162,750
                                                                                                                -----------
                                                                                                                    532,500
                                                                                                                -----------
PUBLISHING-- 1.4%
Petersen Publishing 11 1/8%, 11/15/2006+...........................................          150,000                157,500
                                                                                                                -----------

RETAILING-- 1.4%
Cole National Group 9 7/8%, 12/31/2006+............................................          150,000                155,250
                                                                                                                -----------

SUPERMARKETS -- 4.7%
Grand Union 12%, 9/1/2004..........................................................          150,000                159,750
Jitney-Jungle Stores of America 12%, 3/1/2006......................................          200,000                213,000
Pathmark Stores 11 5/8%, 6/15/2002.................................................          150,000                153,750
                                                                                                                -----------
                                                                                                                    526,500
                                                                                                                -----------
TELECOMMUNICATIONS -- 9.9%
Brooks Fiber Properties 0% (10 7/8%**), 11/1/2006..................................          100,000                 64,250
Fonorola 12 1/2%, 8/15/2002........................................................          200,000                220,000
Intermedia Communications of Florida 0% (12 1/2%**), 5/15/2006.....................          100,000                 67,000
IXC Communications 12 1/2%, 10/1/2005+.............................................          200,000                221,000
NEXTLINK Communications 12 1/2%, 4/15/2006.........................................          200,000                215,500
Omnipoint 11 5/8%, 8/15/2006+......................................................          150,000                156,750
Sprint Spectrum 11%, 8/15/2006.....................................................          150,000                163,125
                                                                                                                -----------
                                                                                                                  1,107,625
                                                                                                                -----------
THEATERS -- 1.2%
Plitt Theatres 10 7/8%, 6/15/2004..................................................          135,000                138,037
                                                                                                                -----------

UTILITIES -- 2.5%
Midland Cogeneration Venture 11 3/4%, 7/23/2005....................................          250,000                281,250
                                                                                                                -----------

TOTAL CORPORATE BONDS-- (Cost  $10,242,301)........................................                              10,506,623
                                                                                                                -----------

CONVERTIBLE PREFERRED STOCKS -- 0.4% (Cost $47,125)
BROADCASTING -- 0.4%
Paxson Communications 12 1/2%......................................................               50  shs.           47,750
                                                                                                                -----------

SHORT-TERM HOLDINGS-- 2.0% (Cost $220,000).........................................                                 220,000
                                                                                                                -----------

TOTAL INVESTMENTS-- 96.4% (Cost $10,509,426).......................................                              10,774,373
OTHER ASSETS LESS LIABILITIES-- 3.6%...............................................                                 401,987
                                                                                                                -----------
NET ASSETS-- 100.0%................................................................                             $11,176,360
                                                                                                                -----------
                                                                                                                -----------

+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.


See Notes to Financial Statements.
                                        -- P-46 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                               December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO



                                                                                          Principal
                                                                                           Amount
                                                                                          or Shares                  Value
                                                                                          ---------                  -----
CONVERTIBLE SECURITIES -- 40.7%
SUBORDINATED CONVERTIBLE BONDS --  21.6%
DRUGS AND HEALTH CARE --  1.4%
Pharmaceutical Marketing Services 6 1/4%, 2/1/2003+................................         $235,000             $  189,175
                                                                                                                 ----------
ELECTRONICS -- 1.0%
Cirrus Logic 6%, 12/15/2003+.......................................................           45,000                 41,231
Park Electrochemical 5 1/2%, 3/1/2006+.............................................          100,000                 88,000
                                                                                                                 ----------
                                                                                                                    129,231
                                                                                                                 ----------
ENERGY -- 2.3%
Santa Fe Pipelines 11.162%, 8/15/2010..............................................          250,000                311,250
                                                                                                                 ----------

ENVIRONMENTAL SERVICES -- 1.0%
Molten Metal Technology 5 1/2%, 5/1/2006+..........................................          200,000                139,000
                                                                                                                 ----------

INSURANCE -- 1.5%
Trenwick Group 6%, 12/15/1999......................................................          200,000                210,750
                                                                                                                 ----------

MACHINERY -- 1.5%
Cooper Industries 7.05%, 1/1/2015..................................................          200,000                211,000
                                                                                                                 ----------

RETAILING -- 1.3%
CML Group 5 1/2%, 1/15/2003........................................................          250,000                182,500
                                                                                           ----------

MACHINERY -- 1.5%
Cooper Industries 7.05%, 1/1/2015..................................................          200,000                211,000
                                                                                                                 ----------

RETAILING -- 1.3%
CML Group 5 1/2%, 1/15/2003........................................................          250,000                182,500
                                                                                                                     ----------
                                                                                                                    682,250
                                                                                                                 ----------
TELECOMMUNICATIONS -- 0.9%
Network Equipment 7 1/4%, 5/15/2014................................................          147,000                126,972
                                                                                                                 ----------

TRANSPORTATION -- 0.7%
Airborne Freight 6 3/4%, 8/15/2001.................................................          100,000                100,250
                                                                                                                 ----------

MISCELLANEOUS -- 5.0%
General Signal 5 3/4%, 6/1/2002....................................................          200,000                218,250
MascoTech 4 1/2%, 12/15/2003.......................................................          300,000                243,750
TriMas 5%, 8/1/2003................................................................          200,000                220,000
                                                                                                                 ----------
                                                                                                                    682,000
                                                                                                                 ----------

TOTAL SUBORDINATED CONVERTIBLE BONDS (Cost $2,951,037).............................                               2,964,378
                                                                                                                 ----------

CONVERTIBLE PREFERRED STOCKS -- 19.1%
ENERGY -- 2.7%
Snyder Oil (Class A) 6% ...........................................................            5,000  shs.          121,250
Unocal 6 1/4%......................................................................            4,464                254,448
                                                                                                                 ----------
                                                                                                                    375,698
                                                                                                                 ----------

+ Rule 144A security.


See Notes to Financial Statements.
                                   -- P-47 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)


                                                                                          Principal
                                                                                           Amount
                                                                                          or Shares              Value
                                                                                          ---------              -----

ENVIRONMENTAL SERVICES -- 1.6%
Browning-Ferris Industries 7 1/4%..................................................         7,500             $  213,750
                                                                                                              ----------
INSURANCE -- 5.9%
Alexander & Alexander (Series A) $3.625+........................................            1,500                 78,000
American General 3%.............................................................            4,500                248,625
FSA 7 5/8%......................................................................            7,500                231,563
St. Paul Capital 6%.............................................................            4,500                249,187
                                                                                                              ----------
                                                                                                                 807,375
                                                                                                              ----------

OFFICE EQUIPMENT-- 1.7%
Ikon Office Solutions $5.04.....................................................            2,500                238,750
                                                                                                              ----------

PAPER AND FOREST PRODUCTS -- 1.0%
International Paper Capital 5 1/4%+.............................................            3,000                137,250
                                                                                                              ----------

RETAILING -- 0.7%
Kmart Financing 7 3/4%..........................................................            2,000                 97,500
                                                                                                              ----------

TELECOMMUNICATIONS -- 0.9%
Mobile Telecommunication Technologies $2.25+....................................            6,500                118,625
                                                                                                              ----------

TRANSPORTATION --  3.8%
GATX $3.875.....................................................................            5,000                291,875
Sea Containers $4.00............................................................            5,000                227,500
                                                                                                              ----------
                                                                                                                 519,375
                                                                                                              ----------

MISCELLANEOUS -- 0.8%
Corning (Delaware) 6%...........................................................            1,700                108,162
                                                                                                              ----------

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,573,691)............................                               2,616,485
                                                                                                              ----------

TOTAL CONVERTIBLE SECURITIES (Cost $5,524,728)..................................                               5,580,863
                                                                                                              ----------

COMMON STOCKS --  16.9%
AUTOMOTIVE -- 0.3%
Ford Motor......................................................................            1,500                 47,813
                                                                                                              ----------

ELECTRIC AND GAS UTILITIES -- 5.2%
AGL Resources...................................................................            6,000                126,750
Central and South West..........................................................            1,900                 48,687
CINergy.........................................................................            9,718                324,338
Entergy.........................................................................            2,600                 72,150
FPL Group.......................................................................            3,000                138,000
                                                                                                              ----------
                                                                                                                 709,925
                                                                                                              ----------

ELECTRONICS -- 0.3%
StreamLogic*#...................................................................           65,000                 45,703
                                                                                                              ----------

* Non-income producing security.
+ Rule 144A security.
# Includes 300 warrants.


See Notes to Financial Statements.

                                     -- P-48 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                               December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)

                                                                                          Shares or
                                                                                          Principal
                                                                                           Amount                Value
                                                                                          ---------              -----

FOOD -- 3.0%
ConAgra.........................................................................            8,141 shs.        $  405,015
                                                                                                              ----------
INSURANCE -- 0.5%
GCR Holdings ...................................................................            3,000                 66,563
                                                                                                              ----------
RETAILING -- 0.2%
Kmart...........................................................................            3,200                 33,200
                                                                                                              ----------
STEEL --  0.8%
Inland Steel Industries.........................................................            5,406                108,120
                                                                                                              ----------
TELECOMMUNICATIONS -- 0.7%
Frontier........................................................................            4,400                 99,550
                                                                                                              ----------
TRANSPORTATION -- 2.4%
CNF Transportation..............................................................           10,000                222,500
Consolidated Freightways*.......................................................            5,000                 45,000
NFC ............................................................................           20,000                 63,876
                                                                                                              ----------
                                                                                                                 331,376
                                                                                                              ----------
UTILITIES/TELECOMMUNICATIONS -- 3.5%
Bell Atlantic...................................................................            4,000                259,000
GTE.............................................................................            3,000                136,500
Network Equipment Technologies*.................................................            4,857                 80,140
                                                                                                              ----------
                                                                                                                 475,640
                                                                                                              ----------
TOTAL COMMON STOCKS (Cost $1,884,749)...........................................                               2,322,905
                                                                                                              ----------

CORPORATE BONDS -- 16.1%
AUTOMOTIVE --  5.0%
Chrysler Financial 6 1/2%, 6/15/1998............................................         $200,000                201,156
Ford Motor Credit 6 3/4%, 8/15/2008.............................................          250,000                241,881
General Motors Acceptance 5 5/8%, 2/1/1999......................................          250,000                247,057
                                                                                                              ----------
                                                                                                                 690,094
                                                                                                              ----------

BANKING AND FINANCE -- 6.1%
Capital One Bank 8 1/8%, 3/1/2000...............................................          250,000                259,772
First USA Bank 5 3/4%, 1/15/1999................................................          100,000                 98,580
MBNA 6.15%, 10/1/2003...........................................................          500,000                480,504
                                                                                                              ----------
                                                                                                                 838,856
                                                                                                              ----------

ELECTRONICS -- 0.1%
StreamLogic 14%, 10/7/1998......................................................           33,999                 17,000
                                                                                                              ----------

INSURANCE --  2.0%
AEGON 8%, 8/15/2006.............................................................          250,000                266,267
                                                                                                              ----------

* Non-income producing security.


See Notes to Financial Statements.
                                       -- P-49 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                               December 31, 1996
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)


                                                                                          Principal
                                                                                           Amount                    Value
                                                                                          ---------                  -----
TELECOMMUNICATIONS --  2.9%
United Telecommunications 9 1/2%, 4/1/2003.........................................       $  350,000            $   392,980
                                                                                                                -----------
TOTAL CORPORATE BONDS (Cost $2,259,487)............................................                               2,205,197
                                                                                                                -----------

US GOVERNMENT SECURITIES -- 7.5%
US Treasury Notes 7 3/4%, 12/31/1999...............................................          500,000                522,969
US Treasury Notes 6 1/2%, 5/15/2005................................................          500,000                503,751
                                                                                                                -----------
TOTAL US GOVERNMENT SECURITIES (Cost $1,041,916)...................................                               1,026,720
                                                                                                                -----------

REPURCHASE AGREEMENTS --  16.8% (Cost $2,300,000)
HSBC Securities, Inc. 4 7/8%, dated 12/31/1996, maturing 1/8/1997 collateralized by: $2,345,000 US Treasury Notes 7 3/4%,
  12/31/1999, with a fair market value of $2,454,826...............................        2,300,000              2,300,000
                                                                                                                -----------

TOTAL INVESTMENTS-- 98.0% (Cost $13,010,880).......................................                              13,435,685
OTHER ASSETS LESS LIABILITIES-- 2.0%...............................................                                 281,105
                                                                                                                -----------
NET ASSETS-- 100.0%................................................................                             $13,716,790
                                                                                                                -----------
                                                                                                                -----------

See Notes to Financial Statements.
                                 -- P-50 --

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                 -- P-51 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

                                                                              SELIGMAN        SELIGMAN        SELIGMAN
                                               SELIGMAN       SELIGMAN          CASH           COMMON      COMMUNICATIONS
                                                 BOND          CAPITAL       MANAGEMENT         STOCK      AND INFORMATION
                                               PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                             ----------      -----------   ----------      -----------      -----------
ASSETS:
Investments, at value (see
    portfolios of investments):
Common Stocks .............................   $      --      $13,263,107   $       --      $28,663,219      $59,177,109
Convertible Securities ....................          --               --           --          203,125               --
Preferred Stocks                                     --               --           --               --               --
US Government Securities and Agencies         2,735,587               --    2,728,804               --               --
Corporate Bonds ...........................   1,912,499               --           --               --               --
Repurchase Agreements .....................          --        1,000,000    1,900,000        8,100,000        3,050,000
Commercial Paper ..........................          --               --    4,806,277               --               --
Fixed Time Deposits .......................     250,000               --           --               --               --
Bank Notes ................................          --               --      400,001               --               --
                                             ----------      -----------   ----------      -----------      -----------
Total Investments .........................   4,898,086       14,263,107    9,835,082       36,966,344       62,227,109
Cash ......................................      27,768           68,288       31,921           60,521           57,691
Interest and dividends receivable  ........      86,025            3,492        5,697           39,464              913
Receivable for Capital Stock sold .........      18,173           53,528           --          134,995          154,848
Receivable for securities sold ............          --           41,516           --            8,800               --
Receivable from associated companies ......         321           17,736        1,934               --               --
Unrealized appreciation on foreign
  currencies and forward currency contracts          --               --           --               --               --
                                             ----------      -----------   ----------      -----------      -----------
TOTAL ASSETS ..............................   5,030,373       14,447,667    9,874,634       37,210,124       62,440,561
                                             ----------      -----------   ----------      -----------      -----------
LIABILITIES:
Payable for Capital Stock repurchased  ....         383              807      104,055            2,346               --
Payable for securities purchased ..........          --          111,549           --               --        1,720,419
Payable to custodian ......................          --               --           --               --               --
Accrued expenses, taxes, and other ........      15,109           22,254       15,687           39,378           75,195
                                             ----------      -----------   ----------      -----------      -----------
TOTAL LIABILITIES  ........................      15,492          134,610      119,742           41,724        1,795,614
                                             ----------      -----------   ----------      -----------      -----------
NET ASSETS ................................  $5,014,881      $14,313,057   $9,754,892      $37,168,400      $60,644,947
                                             ----------      -----------   ----------      -----------      -----------
                                             ----------      -----------   ----------      -----------      -----------
COMPOSITION OF NET ASSETS:
Capital Stock, at par .....................  $      507      $       894   $    9,755      $     2,335      $     4,129
Additional paid-in capital ................   5,008,719       12,208,743    9,745,535       29,431,923       59,376,045
Undistributed (dividends in excess of)
    net investment income .................      (3,247)          (3,928)          --             (378)          (1,077)
Undistributed/accumulated net
    realized gain (loss) ..................     (54,471)              --         (398)           5,049       (3,546,285)
Net unrealized appreciation
    of investments ........................      63,373        2,107,348           --        7,729,471        4,812,135
Net unrealized appreciation (depreciation)
    on translation of assets and liabilities
    denominated in foreign currencies and
    forward currency contracts ............          --               --           --               --               --
                                             ----------      -----------   ----------      -----------      -----------
NET ASSETS ................................  $5,014,881      $14,313,057   $9,754,892      $37,168,400      $60,644,947
                                             ----------      -----------   ----------      -----------      -----------
                                             ----------      -----------   ----------      -----------      -----------
SHARES OF CAPITAL STOCK
   ($.001 PAR VALUE) OUTSTANDING ..........     507,312          893,906    9,755,290        2,335,077        4,129,459
                                             ----------      -----------   ----------      -----------      -----------
                                             ----------      -----------   ----------      -----------      -----------
NET ASSET VALUE PER SHARE .................  $     9.89      $     16.01   $     1.00      $     15.92      $     14.69
                                             ----------      -----------   ----------      -----------      -----------
                                             ----------      -----------   ----------      -----------      -----------
---------------------
See Notes to Financial Statements.

                                       -- P-52 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                              December 31, 1996
-------------------------------------------------------------------------------

                                                 SELIGMAN      SELIGMAN       SELIGMAN
                                                 HENDERSON     HENDERSON      HENDERSON   SELIGMAN      SELIGMAN
                                    SELIGMAN   GLOBAL GROWTH  GLOBAL SMALLER   GLOBAL     HENDERSON     HIGH-YIELD     SELIGMAN
                                    FRONTIER   OPPORTUNITIES    COMPANIES    TECHNOLOGY  INTERNATIONAL     BOND         INCOME
                                   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                  -----------   -----------    -----------   -----------   ----------   -----------   -----------
ASSETS:
Investments, at value (see
    portfolios of investments):
Common Stocks ..................  $28,879,473   $1,367,033    $16,211,012   $1,421,862   $6,300,935   $        --   $ 2,322,905
Convertible Securities..........           --           --             --           --           --        47,750     5,580,863
Preferred Stocks ...............           --       17,857             --           --           --            --            --
US Government Securities and
  Agencies .....................           --           --             --           --           --            --     1,026,720
Corporate Bonds ................           --           --             --           --           --    10,506,623     2,205,197
Repurchase Agreements ..........    2,700,000           --             --           --           --            --     2,300,000
Commercial Paper ...............           --           --             --           --           --            --            --
Fixed Time Deposits ............           --           --             --           --           --       220,000            --
Bank Notes .....................           --           --             --           --           --            --            --
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
Total Investments ..............   31,579,473    1,384,890     16,211,012    1,421,862    6,300,935    10,774,373    13,435,685
Cash ...........................       58,401      316,812        441,176           --      943,335         2,241        72,146
Interest and dividends receivable       3,570          588         17,778          402       15,335       243,090       110,337
Receivable for Capital Stock sold     120,126       64,582         89,414        6,370       26,524       174,747       122,859
Receivable for securities sold..           --        4,383        252,142        5,338       20,518            --            --
Receivable from associated companies       --        2,817          3,924        7,147        3,369           709            --
Unrealized appreciation on foreign
  currencies and forward
  currency contracts ............          --           66          2,143           --        2,358            --            --
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
TOTAL ASSETS ....................  31,761,570    1,774,138     17,017,589    1,441,119    7,312,374    11,195,160    13,741,027
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
LIABILITIES:
Payable for Capital Stock
  repurchased ..................           --           --             --           --           --            --         3,127
Payable for securities purchased       45,937      173,854        101,041       61,809       46,607            --            --
Payable to custodian ...........           --           --             --        5,922           --            --            --
Accrued expenses, taxes, and other    43,612        10,594         40,301        9,673       23,495        18,800        21,110
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
TOTAL LIABILITIES ..............       89,549      184,448        141,342       77,404       70,102        18,800        24,237
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
NET ASSETS .....................  $31,672,021   $1,589,690    $16,876,247   $1,363,715   $7,242,272   $11,176,360   $13,716,790
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
COMPOSITION OF NET ASSETS:
Capital Stock, at par ..........  $     2,114   $      160    $     1,312   $      132   $      559   $       999   $     1,304
Additional paid-in capital......   30,486,971    1,576,720     16,614,658    1,295,382    6,760,890    10,911,265    13,294,533
Undistributed (dividends in excess
  of) net investment income......      (1,077)        (322)           239         (322)      (1,453)         (924)       (3,928)
Undistributed/accumulated net
    realized gain (loss)........           --       (9,630)        32,079           --        2,721            73            --
Net unrealized appreciation
    of investments .............    1,184,013       30,586        393,128       59,662      653,131       264,947       413,974
Net unrealized appreciation
    (depreciation) on translation
    of assets and liabilities
    denominated in foreign
    currencies and forward
    currency contracts .........           --       (7,824)      (165,169)       8,861     (173,576)           --        10,907
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
NET ASSETS .....................  $31,672,021   $1,589,690    $16,876,247   $1,363,715   $7,242,272   $11,176,360   $13,716,790
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
SHARES OF CAPITAL STOCK
   ($.001 PAR VALUE) OUTSTANDING    2,114,247      160,340      1,311,514     132,117       558,648       998,797     1,303,744
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
NET ASSET VALUE PER SHARE ......  $     14.98   $     9.91    $     12.87   $    10.32   $    12.96   $     11.19   $     10.52
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------
                                  -----------   ----------    -----------   ----------   ----------   -----------   -----------

                                       -- P-53 --

                Seligman Portfolios, Inc.
-----------------------------------------------------------
Statement of Operations
-----------------------------------------------------------

                                                                             SELIGMAN        SELIGMAN        SELIGMAN
                                               SELIGMAN       SELIGMAN         CASH           COMMON      COMMUNICATIONS
                                                 BOND          CAPITAL      MANAGEMENT         STOCK      AND INFORMATION
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                             -----------     -----------   -----------     -----------      -----------
INVESTMENT INCOME:

Interest...................................    $296,554       $  51,983      $483,722       $  248,848      $   237,897
Dividends* ................................          --          54,145            --          596,312           34,917
                                               --------       ---------      --------        ---------      -----------
Total investment income ...................     296,554         106,128       483,722          845,160          272,814
                                               --------       ---------      --------        ---------      -----------
EXPENSES:
Management fee ............................      18,034          48,339        36,532          134,264          373,337
Auditing fee ..............................       6,700          10,000         8,600           18,700           26,400
Legal fee .................................       3,067           3,067         3,067            3,067            3,067
Directors' fees and expenses...............       2,034           2,034         2,034            2,034            1,998
Registration ..............................       1,585           2,838         3,003            1,554           15,557
Custody and related services ..............       1,270             577           803            9,444            1,500
Shareholder reports and
   communications .........................       1,060           1,060         1,060            1,060              837
Shareholders' meeting .....................         996           2,483         1,814            6,136            9,300
Miscellaneous .............................         902           1,170         1,023            2,108              710
                                               --------       ---------      --------        ---------      -----------
Total expenses before reimbursement .......      35,648          71,568        57,936          178,367          432,706
Reimbursement of expenses .................      (8,584)             --       (57,936)              --               --
                                               --------       ---------      --------        ---------      -----------
Total expenses after reimbursement ........      27,064          71,568            --          178,367          432,706
                                               --------       ---------      --------        ---------      -----------
NET INVESTMENT INCOME (LOSS) ..............     269,490          34,560       483,722          666,793         (159,892)
                                               --------       ---------      --------        ---------      -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments ...      42,902         793,791            --        4,441,023       (3,546,285)
Net realized gain (loss) from foreign
   currency transactions ..................          --              --            --          (56,144)              --
Net change in unrealized appreciation/
   depreciation of investments ............    (291,839)        666,893            --          985,046        8,651,223
Net change in unrealized appreciation/
   depreciation on translation of
   assets and liabilities denominated
   in foreign currencies and forward
   currency contracts .....................          --              --            --           55,242               --
                                               --------      ----------      --------        ---------      -----------
NET GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS ...........................    (248,937)      1,460,684            --        5,425,167        5,104,938
                                               --------      ----------      --------        ---------      -----------
INCREASE IN NET ASSETS
   FROM OPERATIONS ........................    $ 20,553      $1,495,244      $483,722       $6,091,960      $ 4,945,046
                                               --------      ----------      --------        ---------      -----------
                                               --------      ----------      --------        ---------      -----------

-------------------------
*  Net of foreign tax withheld as follows:     $     --      $      482      $     --        $   2,213      $     1,076
** For the period May 1, 1996, (commencement of operations) to December 31, 1996.

See Notes to Financial Statements.

                                       -- P-54 --


                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                           For the year ended December 31, 1996
-------------------------------------------------------------------------------

                                                 SELIGMAN       SELIGMAN        SELIGMAN
                                                 HENDERSON      HENDERSON       HENDERSON    SELIGMAN      SELIGMAN
                                    SELIGMAN   GLOBAL GROWTH   GLOBAL SMALLER   GLOBAL       HENDERSON     HIGH-YIELD   SELIGMAN
                                    FRONTIER   OPPORTUNITIES     COMPANIES     TECHNOLOGY   INTERNATIONAL     BOND       INCOME
                                   PORTFOLIO    PORTFOLIO**     PORTFOLIO      PORTFOLIO**   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                   ----------   -----------    -----------    ------------   ----------   -----------  ----------
INVESTMENT INCOME:
Interest ........................  $   86,025     $ 4,809       $   47,164     $  3,475       $ 23,467     $750,586      $485,343
Dividends* ......................      36,667       2,421          131,952        1,060         96,954           --       252,881
                                   ----------     -------       ----------     --------       --------     --------      --------
Total investment income .........     122,692       7,230          179,116        4,535        120,421      750,586       738,224
                                   ----------     -------       ----------     --------       --------     --------      --------

EXPENSES:
Management fee ..................     165,050       4,098          110,169        4,920         57,323       35,858        49,574
Auditing fee ....................      15,800       5,900           10,700        5,900          7,300        8,400         9,600
Legal fee .......................       3,067       2,013            3,067        2,013          3,067        3,067         3,067
Directors' fees and expenses ....       1,998       1,226            1,998        1,226          1,998        1,998         2,034
Registration ....................       9,605       1,561            6,297        1,661          2,081        4,796         1,010
Custody and related services ....         796       6,553           71,957        4,020         56,933        5,674         3,006
Shareholder reports and
   communications ...............         837       2,211              837        2,211            837          837         1,060
Shareholders' meeting ...........       4,727         276            2,674          325          1,254        1,602         2,318
Miscellaneous ...................       1,351         820            1,100          836          1,000          833         1,292
                                    ---------     -------       ----------     --------       --------     --------      --------
Total expenses before reimbursement   203,231      24,658          208,799       23,112        131,793       63,065        72,961
Reimbursement of expenses .......          --     (18,938)         (54,562)     (16,245)       (51,562)     (12,879)           --
                                    ---------     -------       ----------     --------       --------     --------      --------
Total expenses after reimbursement    203,231       5,720          154,237        6,867         80,231       50,186        72,961
                                    ---------     -------       ----------     --------       --------     --------      --------
NET INVESTMENT INCOME (LOSS) ....     (80,539)      1,510           24,879       (2,332)        40,190      700,400       665,263
                                    ---------     -------       ----------     --------       --------     --------      --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on
   investments ..................   3,410,956      (9,589)       1,146,142        9,847         99,382       71,419       188,849
Net realized gain (loss) from
   foreign currency transactions           --         297           34,461         (762)        29,228           --           (24)
Net change in unrealized
   appreciation/depreciation
   of investments ...............     693,961      30,586          192,735       59,662        378,494      207,559       (75,436)
Net change in unrealized
   appreciation/depreciation on
   translation of assets and
   liabilities denominated
   in foreign currencies and
   forward currency contracts ...          --      (7,824)        (129,401)       8,861       (153,172)          --         7,431
                                   ----------     -------       ----------     --------       --------     --------      --------
NET GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS .................   4,104,917      13,470        1,243,937       77,608        353,932      278,978       120,820
                                   ----------     -------       ----------     --------       --------     --------      --------
INCREASE IN NET ASSETS
   FROM OPERATIONS ..............  $4,024,378     $14,980       $1,268,816     $ 75,276       $394,122     $979,378      $786,083
                                   ----------     -------       ----------     --------       --------     --------      --------
                                   ----------     -------       ----------     --------       --------     --------      --------
----------------------
*  Net of foreign tax withheld as
   follows:                        $      166     $   224       $   18,180     $    168       $ 11,134     $     --      $    871
                                   ----------     -------       ----------     --------       --------     --------      --------
** For the period May 1, 1996, (commencement of operations) to December 31, 1996.
See Notes to Financial Statements.

                                       -- P-55 --


                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                             SELIGMAN                      SELIGMAN                      SELIGMAN
                                          BOND PORTFOLIO               CAPITAL PORTFOLIO        CASH MANAGEMENT PORTFOLIO
                                     -----------------------       ------------------------     -------------------------
                                      YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                     -----------------------       ------------------------     --------------------------
                                        1996          1995           1996            1995            1996         1995
                                     ----------    ----------     -----------   -----------     ------------   -----------
OPERATIONS:
Net investment income (loss) .....   $  269,490    $  237,456     $    34,560   $    23,072     $   483,722    $  251,624
Net realized gain (loss) on
   investments ...................       42,902       (16,342)        793,791       673,773              --            (4)
Net realized gain (loss) from
   foreign currency transactions..           --            --              --            --              --            --
Net change in unrealized
   appreciation/depreciation
   of investments ................     (291,839)      449,551         666,893       996,837              --            --
Net change in unrealized
   appreciation/depreciation on
   translation of assets and
   liabilities denominated in
   foreign currencies and forward
   currency contracts                        --            --              --            --              --            --
                                     ----------    ----------     -----------   -----------     ------------   ----------
Increase (decrease) in net assets
   from operations                       20,553       670,665       1,495,244     1,693,682          483,722      251,620
                                     ----------    ----------     -----------   -----------     ------------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ............     (269,359)     (239,920)        (35,038)      (26,627)       (483,722)     (251,624)
Realized gain on investments .....           --            --        (852,588)     (666,241)             --            --
                                     ----------    ----------     -----------   -----------     ------------   ----------
Decrease in net assets from
   distributions .................     (269,359)     (239,920)       (887,626)     (692,868)       (483,722)     (251,624)
                                     ----------    ----------     -----------   -----------     ------------   ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares .    2,178,074     1,663,791       6,122,881     3,644,132      16,950,432     8,777,333
Investment of dividends ..........      269,359       239,920          35,038        26,627         483,722       251,624
Shares issued in payment of gain
   distributions .................           --            --         852,588       666,241               --           --
                                     ----------    ----------     -----------   -----------     ------------   ----------
Total ............................    2,447,433     1,903,711       7,010,507     4,337,000       17,434,154    9,028,957
                                     ----------    ----------     -----------   -----------     ------------   ----------
Cost of shares repurchased .......   (1,680,294)   (1,444,282)     (2,598,584)   (1,986,672)     (15,478,773)  (4,459,283)
                                     ----------    ----------     -----------   -----------     ------------   ----------
Increase in net assets from
   capital share transactions ....      767,139       459,429       4,411,923     2,350,328        1,955,381    4,569,674
                                     ----------    ----------     -----------   -----------     ------------   ----------
Increase in net assets ...........      518,333       890,174       5,019,541     3,351,142        1,955,381    4,569,670
NET ASSETS:
Beginning of period ..............    4,496,548     3,606,374       9,293,516     5,942,374        7,799,511    3,229,841
                                     ----------    ----------     -----------   -----------     ------------   ----------
End of period ....................   $5,014,881    $4,496,548     $14,313,057   $ 9,293,516     $  9,754,892   $7,799,511
                                     ----------    ----------     -----------   -----------     ------------   ----------
                                     ----------    ----------     -----------   -----------     ------------   ----------
-----------------
* Commencement of operations.

See Notes to Financial Statements.
                                   -- P-56 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (continued)
-------------------------------------------------------------------------------

                                           SELIGMAN                  SELIGMAN
                                         COMMON STOCK           COMMUNICATIONS AND              SELIGMAN
                                           PORTFOLIO           INFORMATION PORTFOLIO        FRONTIER PORTFOLIO
                                      --------------------      ---------------------        ------------------
                                           YEAR ENDED                YEAR ENDED                  YEAR ENDED
                                           DECEMBER 31,              DECEMBER 31,                DECEMBER 31,
                                      --------------------         -------------------       ---------------------
                                       1996          1995           1996         1995          1996         1995
                                      -------      -------         ------      -------       --------     --------
OPERATIONS:
Net investment income (loss) ..... $   666,793   $   570,657   $  (159,892)  $  (146,275)  $   (80,539)   $  (21,483)
Net realized gain (loss) on
   investments ...................   4,441,023     3,074,117    (3,546,285)    2,629,030     3,410,956       489,661
Net realized gain (loss) from
   foreign currency transactions..     (56,144)          (85)           --            --            --            --
Net change in unrealized
   appreciation/depreciation
   of investments ................     985,046     2,044,468     8,651,223    (3,857,599)      693,961       481,517
Net change in unrealized
   appreciation/depreciation on
   translation of assets and
   liabilities denominated in
   foreign currencies and forward
   currency contracts ...........       55,242       (55,202)           --            --            --            --
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
   from operations ..............    6,091,960     5,633,955     4,945,046    (1,374,844)    4,024,378       949,695
                                   -----------   -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ............    (669,792)     (564,862)           --            --            --            --
Realized gain on investments .....  (4,598,840)   (2,855,419)           --    (2,505,145)   (3,392,252)     (463,105)
                                   -----------   -----------   -----------   -----------   -----------   -----------
Decrease in net assets from
   distributions .................  (5,268,632)   (3,420,281)           --    (2,505,145)   (3,392,252)     (463,105)
                                   -----------   -----------   -----------   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares .  11,490,927    12,083,995    27,653,569    40,177,251    17,892,649    11,465,250
Investment of dividends ..........     669,792       564,862            --            --            --            --
Shares issued in payment of gain
   distributions .................   4,598,840     2,855,419            --     2,505,145     3,392,252       463,105
                                   -----------   -----------   -----------   -----------   -----------   -----------
Total ............................  16,759,559    15,504,276    27,653,569    42,682,396    21,284,901    11,928,355
                                   -----------   -----------   -----------   -----------   -----------   -----------
Cost of shares repurchased .......  (9,250,532)   (9,049,478)  (10,395,761)     (854,935)   (2,721,117)     (107,785)
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase in net assets from
   capital share transactions ....   7,509,027     6,454,798    17,257,808    41,827,461    18,563,784    11,820,570
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase in net assets ...........   8,332,355     8,668,472    22,202,854    37,947,472    19,195,910    12,307,160

NET ASSETS:
Beginning of period ..............  28,836,045    20,167,573    38,442,093       494,621    12,476,111       168,951
                                   -----------   -----------   -----------   -----------   -----------   -----------
End of period ...................  $37,168,400   $28,836,045   $60,644,947   $38,442,093   $31,672,021   $12,476,111
                                   -----------   -----------   -----------   -----------   -----------   -----------

                                   SELIGMAN                 SELIGMAN
                                   HENDERSON                HENDERSON
                                 GLOBAL GROWTH           GLOBAL SMALLER
                            OPPORTUNITIES PORTFOLIO   COMPANIES PORTFOLIO
                            -----------------------   --------------------
                                    5/1/96*                 YEAR ENDED
                                       TO                   DECEMBER 31,
                                                       --------------------
                                    12/31/96            1996          1995
                                    --------           ------        ------
OPERATIONS:
Net investment income (loss) .....  $    1,510        $    24,879   $   11,002
Net realized gain (loss) on
   investments ...................      (9,589)         1,146,142      147,181
Net realized gain (loss) from
   foreign currency transactions..         297             34,461        4,162
Net change in unrealized
   appreciation/depreciation
   of investments ................      30,586            192,735      197,114
Net change in unrealized
   appreciation/depreciation on
   translation of assets and
   liabilities denominated in
   foreign currencies and forward
   currency contracts ...........       (7,824)          (129,401)     (36,341)
                                    ----------        -----------   ----------
Increase (decrease) in net assets
   from operations ..............       14,980          1,268,816      323,118
                                    ----------        -----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ............      (1,843)           (21,782)     (20,531)
Realized gain on investments .....          --         (1,150,819)    (148,062)
                                    ----------        -----------   ----------
Decrease in net assets from
   distributions .................      (1,843)        (1,172,601)    (168,593)
                                    ----------        -----------   ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares .   1,707,364         11,760,606    4,665,264
Investment of dividends ..........       1,843             21,782       20,531
Shares issued in payment of gain
   distributions .................          --          1,150,819      148,062
                                    ----------        -----------   ----------
Total ............................   1,709,207         12,933,207    4,833,857
                                    ----------        -----------   ----------
Cost of shares repurchased .......    (132,654)          (989,791)    (283,276)
                                    ----------        -----------   ----------
Increase in net assets from
   capital share transactions ....   1,576,553         11,943,416    4,550,581
                                    ----------        -----------   ----------
Increase in net assets ...........   1,589,690         12,039,631    4,705,106
NET ASSETS:
Beginning of period ..............          --          4,836,616      131,510
                                    ----------        -----------   ----------
End of period ....................  $1,589,690        $16,876,247   $4,836,616
                                    ----------        -----------   ----------

-----------------
* Commencement of operations.
See Notes to Financial Statements.

                                       -- P-57 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (continued)
-------------------------------------------------------------------------------

                                        SELIGMAN           SELIGMAN
                                        HENDERSON          HENDERSON               SELIGMAN
                                    GLOBAL TECHNOLOGY    INTERNATIONAL            HIGH-YIELD              SELIGMAN
                                        PORTFOLIO          PORTFOLIO            BOND PORTFOLIO        INCOME PORTFOLIO
                                    -----------------   --------------        -------------------   --------------------
                                         5/1/96*         YEAR ENDED           YEAR        5/1/95*         YEAR ENDED
                                           TO           DECEMBER 31,          ENDED         TO           DECEMBER 31,
                                                     ------------------                               -------------------
                                       12/31/96         1996      1995      12/31/96    12/31/95       1996        1995
                                     -----------      --------- ---------   --------     -------     ---------    -------
OPERATIONS:
Net investment income ............   $   (2,332)   $   40,190  $   25,610   $   700,400  $   58,661   $   665,263  $   635,679
Net realized gain (loss) on
   investments ...................        9,847        99,382     (39,978)       71,419       4,799       188,849      639,249
Net realized gain (loss) from
   foreign currency transactions..         (762)       29,228      82,120            --          --           (24)         (43)
Net change in unrealized
   appreciation/depreciation
   of investments ................       59,662       378,494     277,417       207,559      57,388       (75,436)     591,277
Net change in unrealized
   appreciation/depreciation on
   translation of assets and
   liabilities denominated in
   foreign currencies and forward
   currency contracts                     8,861      (153,172)    (48,118)           --          --         7,431        3,496
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
Increase in net assets
   from operations ...............       75,276       394,122     297,051       979,378     120,848       786,083    1,869,658
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ............           --       (36,924)    (48,883)     (700,656)    (60,233)     (693,657)    (644,348)
Realized gain on investments .....      (10,437)     (128,691)    (27,517)      (71,346)     (4,951)     (198,872)    (636,880)
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
Decrease in net assets from
   distributions .................      (10,437)     (165,615)    (76,400)     (772,002)    (65,184)     (892,529)  (1,281,228)
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares..    1,484,242     4,060,684   2,562,936     9,904,511   3,188,047     5,080,349    5,410,208
Investment of dividends ..........           --        36,924      48,883       700,656      60,233       693,657      644,348
Shares issued in payment of gain
   distributions .................       10,437       128,691      27,517        71,346       4,951       198,872      636,880
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
Total ............................    1,494,679     4,226,299   2,639,336    10,676,513   3,253,231     5,972,878    6,691,436
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
Cost of shares repurchased .......     (195,803)   (1,395,763)   (453,063)   (2,716,951)   (299,473)   (4,769,122)  (4,710,663)
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
Increase in net assets
   from capital share transactions    1,298,876     2,830,536   2,186,273     7,959,562   2,953,758     1,203,756    1,980,773
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
Increase in net assets ...........    1,363,715     3,059,043   2,406,924     8,166,938   3,009,422     1,097,310    2,569,203
NET ASSETS:
Beginning of period ..............           --     4,183,229   1,776,305     3,009,422          --    12,619,480   10,050,277
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
End of period ....................   $1,363,715    $7,242,272  $4,183,229   $11,176,360  $3,009,422   $13,716,790  $12,619,480
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
                                     ----------    ----------  ----------   -----------  ----------   -----------  -----------
-----------------
* Commencement of operations.

See Notes to Financial Statements.
                                   -- P-58 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of twelve separate portfolios (the "Portfolios"), "Seligman Bond Portfolio," formerly Seligman Fixed Income Securities Portfolio ("Bond Portfolio"), "Seligman Capital Portfolio" ("Capital Portfolio"), "Seligman Cash Management Portfolio" ("Cash Management Portfolio"), "Seligman Common Stock Portfolio" ("Common Stock Portfolio"), "Seligman Communications and Information Portfolio" ("Communications and Information Portfolio"), "Seligman Frontier Portfolio" ("Frontier Portfolio"), "Seligman Henderson Global Growth Opportunities Portfolio" ("Global Growth Opportunities Portfolio"), "Seligman Henderson Global Smaller Companies Portfolio" ("Global Smaller Companies Portfolio"),"Seligman Henderson Global Technology Portfolio" ("Global Technology Portfolio"), "Seligman Henderson International Portfolio," formerly Seligman Henderson Global Portfolio, ("International Portfolio"), "Seligman High-Yield Bond Portfolio" ("High-Yield Bond Portfolio"), and "Seligman Income Portfolio" ("Income Portfolio"), each designed to meet different investment goals. Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 2 ("CLVA-2"), which is offered by Canada Life Insurance Company of America ("CLICA"), Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2") which is offered by Canada Life Insurance Company of New York ("CLNY"), and Canada Life of America Annuity Account 3 ("CLVA-3"), which is offered by Canada Life Insurance Company of America. CLVA-2 and CLNYVA-2 are registered as unit investment trusts under the Investment Company Act of 1940, as amended (the "1940 Act") and fund variable annuity contracts (the "CLVA-2 Contracts") issued by CLICA and CLNY and distributed by Seligman Financial Services, Inc. CLVA-3 is not registered or regulated as a unit investment trust under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act, and funds variable annuity contracts (the "CLVA-3 Contracts") issued by CLICA and distributed by Seligman Financial Services, Inc. CLVA-3 Contracts may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in Section 401 of the Internal Revenue Code of 1986, as amended. Shares of the Fund are also provided as the investment medium for other variable annuity accounts established by CLICA or its affiliates ("Canada Life Separate Accounts"). Shares of the Bond, Capital,CashManagement,CommonStock, andIncomePortfolios are also provided as the investment medium for Seligman Mutual Benefit Plan (the "Mutual Benefit Plan"), a separate account of MBLLife Assurance Corporation ("MBL Life"). However, MBL Life has decided that it will not accept applications for new contracts nor will it accept additional purchase payments under existing contracts. In addition, requests for transfers of amounts to its Fixed
Accumulation Account from the Mutual Benefit Plan will not be accepted. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

   a. Investments in US Government securitiesandagencies, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at the last sales prices or, in their absence and in the case of over-the-counter securities, a mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are valued using the amortized cost method which approximates fair value.

   b. The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International
   Portfolio, which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs,GDRs,and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities, at the closing daily rate of exchange as reported by a pricing service;

      (ii) purchases and sales of investment securities, income and expenses, at
      the  rate  of  exchange   prevailing  on  the  respective  dates  of  such
      transactions.

   The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

   Net realized foreign exchange gains (losses) arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

                                  -- P-59 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
-------------------------------------------------------------------------------

   gains and losses arise from changes in the value of portfolio securities and other foreign currency-denominated assets and liabilities at period end, resulting from changes in exchange rates.

   The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the Portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c. The Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Portfolio may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold on the last day of the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

   d. The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders.

   e. Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates. The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

   f. Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

   g. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

2. Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the year ended December 31, 1996, were as follows:

       PORTFOLIO                       PURCHASES              SALES
       --------                        ---------              -----
       Bond                           $ 1,871,532           $1,765,872
       Capital                         12,824,055            9,874,441
       Common Stock                    14,429,833           15,609,374
       Communications
         and Information               92,871,047           76,325,532
       Frontier                        37,446,743           24,491,977
       Global Growth Opportunities      1,448,534               77,098
       Global Smaller Companies        16,854,856            6,320,967
       Global Technology                1,682,353              338,516
       International                    4,610,219            2,572,028
       High-Yield Bond                 15,472,051            8,062,787
       Income                           2,339,369            2,177,188

                                  -- P-60 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

For the year ended  December  31,  1996,  purchases  and sales of US  Government
obligations  were  $7,087,731  and  $5,970,071,   respectively,   for  the  Bond
Portfolio.

Identified cost of investments sold is used for both financial statement and federal income tax purposes.

At December 31, 1996, with the exception of the Communications and Information Portfolio, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. With regard to the Communications and Information Portfolio, the cost of investments was $57,672,636. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                         UNREALIZED         UNREALIZED
        PORTFOLIO                       APPRECIATION       DEPRECIATION
        ---------                       ------------       ------------
        Bond                            $   80,830          $   17,457
        Capital                          2,610,567             503,219
        Common Stock                     8,138,741             409,270
        Communications
          and Information                9,725,958           5,171,485
        Frontier                         3,385,882           2,201,869
        Global Growth Opportunities         83,514              60,430
        Global Smaller Companies         1,980,556           1,754,349
        Global Technology                  148,379              79,811
        International                      791,811             315,625
        High-Yield Bond                    363,244              98,297
        Income                           1,019,945             595,140

At December 31, 1996, the Bond Portfolio, the Cash Management Portfolio, the Communications and Information Portfolio,andthe Global Growth Opportunities Portfolio had net capital loss carryforwards of $54,471, $398, $3,288,623 and $9,630, respectively, which are available for offset against future taxable net gains. These net capital loss carryforwards will expire in varying amounts through 2004.

3. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides orarrangesforthe necessary personnel and facilities.
SeligmanHendersonCo.(the"Subadviser"),an entity owned50% each bytheManager and Henderson plc, supervises and directs the Fund's global investments. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the ManagerorbyHenderson plc. The Manager's fee is calculated daily and payable monthly, equal to 0.40%, on an annual basis, of Bond, Capital, Cash Management, Common Stock, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of Communications and Information and Frontier
Portfolios' daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee from Global Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios is calculated daily and payable monthly, equal to an annual rate of 1.00% of the daily net assets of each Portfolio, of which 0.90% is paid to the Subadviser. The Manager has agreed to reimburse expenses, other than the management fee, which exceed 0.20% per annum of the average daily net assets of each of the Portfolios (except theCash Management, Global Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios). The Manager, at its discretion, has elected to waive all of its fee for, and reimburse all of the expenses of, the Cash Management Portfolio until such time as the Manager determines. The Manager and Subadviser have agreed to reimburse expenses, other than the management fee, which exceed 0.40% per annum of the average daily net assets of theGlobal Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios. For the year ended December 31, 1996, the Manager reimbursed expenses and/or waived fees of $8,584, $57,936 and $12,879 for the Bond, Cash Management and High-Yield Bond Portfolios, respectively. For the same period, the Manager waived all its fee and the Subadviser waived a portion of its fee for the Global Smaller Companies Portfolio and the International Portfolio, totalling $54,562 and $51,562, respectively. For the period from May 1, 1996 (commencement of operations) to December 31, 1996, the Manager and Subadviser waived their fees and the Subadviser reimbursed expenses totalling $18,938 and $16,245, respectively, for the Global Growth Opportunities Portfolio and the Global Technology Portfolio, respectively.

Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the CLVA-2 Contracts and an affiliate of the Manager, received concessions of $384,824 from Canada Life Insurance Company of America and $15,132 from Canada Life Insurance Company of New York, after commissions paid to dealers.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, and/or the Subadviser.

                                  -- P-61 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
-------------------------------------------------------------------------------

Fees of $30,500 were incurred by the Fund for the legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The annual cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 1996, is included in other liabilities. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

4. At December 31, 1996, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

                                                          FOREIGN   IN EXCHANGE   SETTLEMENT                  UNREALIZED
                     CONTRACT                            CURRENCY     FOR US $       DATE      US $ VALUE    APPRECIATION
                     --------                            --------    ----------    ---------    ---------    ------------
GLOBAL GROWTH OPPORTUNITIES PORTFOLIO
PURCHASES:
Swiss Francs                                             14,872        11,020       1/6/97       11,086       $   66
                                                                                                              ======
GLOBAL SMALLER COMPANIES PORTFOLIO
SALES:
French Francs                                           765,780       150,000       2/7/97      147,857       $2,143
                                                                                                              ======
INTERNATIONAL PORTFOLIO
SALES:
French Francs                                           842,358       165,000       2/7/97      162,642       $2,358
                                                                                                              ======

5. At December 31, 1996, there were 20,000,000 shares of Capital Stock authorized for each of the Global Growth Opportunities and Global Technology Portfolios; 80,000,000 shares for the Bond and Capital Portfolios; and 100,000,000 shares for each of the Cash Management, Common Stock, Communications and Information, Frontier, Global Smaller Companies, International, High-Yield Bond, and Income Portfolios, all at a par value of $.001 per share. Transactions in shares of Capital Stock were as follows:

                                                    BOND                        CAPITAL                CASH MANAGEMENT
                                                  PORTFOLIO                    PORTFOLIO                  PORTFOLIO
                                            -------------------           ------------------       --------------------
                                                 YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                                DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                                            -------------------           ------------------       --------------------
                                            1996          1995            1996         1995          1996         1995
                                          -------       -------         -------      -------     ----------     ---------
Sale of shares......................      214,510       163,349         371,812      249,315     16,950,432     8,777,333
                                          -------       -------         -------      -------     ----------     ---------
Shares issued in payment
   of dividends.....................       27,071        23,069           2,189        1,811        483,722       251,624
Shares issued in payment
   of gain distributions............           --            --          53,253       45,323             --            --
                                          -------       -------         -------      -------     ----------     ---------
Total...............................      241,581       186,418         427,254      296,449     17,434,154     9,028,957
                                          -------       -------         -------      -------     ----------     ---------
Shares repurchased..................     (165,022)     (144,731)       (156,642)    (141,073)   (15,478,773)   (4,459,283)
                                          -------       -------         -------      -------     ----------     ---------
Increase in shares..................       76,559        41,687         270,612      155,376      1,955,381     4,569,674
                                          -------       -------         -------      -------     ----------     ---------
                                          -------       -------         -------      -------     ----------     ---------

                                                                           COMMUNICATIONS
                                               COMMON STOCK                AND INFORMATION                FRONTIER
                                                 PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                          ---------------------          --------------------        -------------------
                                                 YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                                DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                                          ---------------------          --------------------        -------------------
                                           1996           1995           1996         1995            1996        1995
                                        ---------       -------       ---------    ---------       ---------      -------
Sale of shares......................      676,407       774,737       2,058,865    2,671,618       1,141,808      877,490
Shares issued in payment
   of dividends.....................       41,705        36,751              --           --              --           --
Shares issued in payment
   of gain distributions............      286,354       185,779              --      187,370         229,516       34,820
                                        ---------       -------       ---------    ---------       ---------      -------
Total...............................    1,004,466       997,267       2,058,865    2,858,988       1,371,324      912,310
                                        ---------       -------       ---------    ---------       ---------      -------
Shares repurchased..................     (537,472)     (592,244)       (777,428)     (58,334)       (177,011)      (8,346)
                                        ---------       -------       ---------    ---------       ---------      -------
Increase in shares..................      466,994       405,023       1,281,437    2,800,654       1,194,313      903,964
                                        ---------       -------       ---------    ---------       ---------      -------
                                        ---------       -------       ---------    ---------       ---------      -------

                                  -- P-62 --

                           SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                GLOBAL GROWTH               GLOBAL SMALLER                  GLOBAL
                                                OPPORTUNITIES                  COMPANIES                  TECHNOLOGY
                                                  PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                                ------------             ------------------               -----------
                                                   5/1/96*                    YEAR ENDED                    5/1/96*
                                                     TO                      DECEMBER 31,                     TO
                                                                         ------------------
                                                  12/31/96                1996         1995                12/31/96
                                                ------------             -------      -------             -----------
Sale of shares......................              173,750                877,250      411,729               150,969
                                                  -------                -------      -------               -------
Shares issued in payment
   of dividends.....................                  186                  1,708        1,778                    --
                                                  -------                -------      -------               -------
Shares issued in payment
   of gain distributions............                   --                 90,260       12,819                 1,023
                                                  -------                -------      -------               -------
Total...............................              173,936                969,218      426,326               151,992
Shares repurchased..................              (13,596)               (72,141)     (24,643)              (19,875)
                                                  -------                -------      -------               -------
Increase in shares..................              160,340                897,077      401,683               132,117
                                                  -------                -------      -------               -------
                                                  -------                -------      -------               -------

                                                INTERNATIONAL             HIGH-YIELD BOND                   INCOME
                                                  PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                            -------------------           ------------------           -----------------
                                                 YEAR ENDED               YEAR        5/1/95*             YEAR ENDED
                                                DECEMBER 31,              ENDED         TO               DECEMBER 31,
                                            -------------------                                        -----------------
                                           1996          1995          12/31/96     12/31/95          1996        1995
                                        ---------       -------       ---------    ---------       ---------      -------
Sale of shares......................      316,262      214,972          885,932      309,043         468,320      504,495
Shares issued in payment
   of dividends.....................        2,864        3,942           62,670        5,742          65,750       61,075
Shares issued in payment
   of gain distributions............        9,983        2,219            6,382          472          18,850       60,368
                                          -------      -------        ---------    ---------       ---------      -------
Total...............................      329,109      221,133          954,984      315,257         552,920      625,938
                                          -------      -------        ---------    ---------       ---------      -------
Shares repurchased..................     (108,146)     (40,136)        (242,875)     (28,569)       (443,660)    (439,030)
                                          -------      -------        ---------    ---------       ---------      -------
Increase in shares..................      220,963      180,997          712,109      286,688         109,260      186,908
                                          -------      -------        ---------    ---------       ---------      -------
                                          -------      -------        ---------    ---------       ---------      -------

--------------------
* Commencement of operations.

                                  -- P-63 --

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Portfolio's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.

The total return based on net asset value measures a Portfolio's performance assuming investors purchased shares of a Portfolio at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total returns exclude the effect of all administration fees and asset based sales charges associated with variable annuity contracts. The total returns for periods of less than one year are not annualized.

Average commission rate paid
represents the average commission paid by the Portfolios to purchase or sell portfolio securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid. This rate is provided for the period beginning January 1, 1996.


                                                                                              Bond Portfolio
                                                                      ------------------------------------------------------------
                                                                                         Year Ended December 31,
                                                                      ------------------------------------------------------------
                                                                          1996         1995        1994        1993        1992
                                                                      -----------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...........................         $10.440        $ 9.270      $10.110     $10.660    $10.990
                                                                      -------        -------      -------     -------    -------
Net investment income........................................           0.565          0.605        0.499       0.713      0.706
Net realized and unrealized gain (loss) on investments.......          (0.552)         1.171       (0.841)      0.142     (0.092)
                                                                      -------        -------      -------     -------    -------
Increase (decrease) from investment operations...............           0.013          1.776       (0.342)      0.855      0.614
Dividends paid...............................................          (0.563)        (0.606)      (0.498)     (0.711)    (0.772)
Distributions from net realized gain.........................              --             --           --      (0.694)    (0.172)
                                                                      -------        -------      -------     -------    -------
Net increase (decrease) in net asset value...................          (0.550)         1.170       (0.840)     (0.550)    (0.330)
                                                                      -------        -------      -------     -------    -------
Net asset value, end of year.................................         $ 9.890        $10.440      $ 9.270     $10.110    $10.660
                                                                      -------        -------      -------     -------    -------
                                                                      -------        -------      -------     -------    -------
TOTAL RETURN BASED ON NET ASSET VALUE:                                  0.09%         19.18%      (3.39)%       7.98%      5.60%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...............................           0.60%          0.60%        0.60%       0.74%      1.00%
Net investment income to average net assets..................           5.97%          6.22%        5.12%       5.41%      6.22%
Portfolio turnover...........................................         199.74%        114.42%      237.23%      33.21%     23.40%
Net assets, end of year (000s omitted).......................          $5,015         $4,497       $3,606      $3,775     $4,750
Without management fee waiver and
   expense reimbursement:++
Net investment income per share..............................          $0.545         $0.571       $0.430      $0.675
Ratios:
   Expenses to average net assets............................           0.79%          0.99%        1.31%       1.07%
   Net investment income to average net assets...............           5.78%          5.83%        4.41%       5.08%


----------------------
++ The Manager, at its discretion,  reimbursed expenses and/or waived management fees for certain periods presented.


See Notes to Financial Statements.

                                    -- P-64 --

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                             Capital Portfolio
                                                                      ------------------------------------------------------------
                                                                                         Year Ended December 31,
                                                                      ------------------------------------------------------------
                                                                          1996         1995        1994        1993        1992
                                                                      -----------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...........................         $14.910        $12.700      $14.950     $16.980    $17.740
                                                                      -------        -------      -------     -------    -------
Net investment income (loss).................................           0.043          0.048        0.015       0.021     (0.022)
Net realized and unrealized gain (loss) on investments.......           2.121          3.385       (0.699)      1.928      1.202
                                                                      -------        -------      -------     -------    -------
Increase (decrease) from investment operations...............           2.164          3.433       (0.684)      1.949      1.180
Dividends paid...............................................          (0.042)        (0.047)      (0.018)     (0.021)        --
Distributions from net realized gain.........................          (1.022)        (1.176)      (1.548)     (3.958)    (1.940)
                                                                      -------        -------      -------     -------    -------
Net increase (decrease) in net asset value...................           1.100          2.210       (2.250)     (2.030)    (0.760)
                                                                      -------        -------      -------     -------    -------
Net asset value, end of year.................................         $16.010        $14.910      $12.700     $14.950    $16.980
                                                                      -------        -------      -------     -------    -------
                                                                      -------        -------      -------     -------    -------
TOTAL RETURN BASED ON NET ASSET VALUE:                                 14.51%         27.17%      (4.59)%      11.65%      6.80%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...............................           0.59%          0.60%        0.60%       0.71%      0.91%
Net investment income to average net assets..................           0.29%          0.32%        0.10%       0.09%    (0.14)%
Portfolio turnover...........................................          88.78%        122.20%       67.39%      65.30%     54.95%
Average commission rate paid.................................         $0.0557
Net assets, end of year (000s omitted).......................         $14,313         $9,294       $5,942      $5,886     $5,497
Without management fee waiver and
   expense reimbursement:++
Net investment income per share..............................                         $0.035      $(0.036)    $(0.003)
Ratios:
   Expenses to average net assets............................                          0.71%        0.96%       0.83%
   Net investment income to average net assets...............                          0.21%      (0.26)%     (0.03)%



                                                                                         Cash Management Portfolio
                                                                      ------------------------------------------------------------
                                                                                         Year Ended December 31,
                                                                      ------------------------------------------------------------
                                                                          1996         1995        1994        1993        1992
                                                                      -----------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...........................         $1.000         $1.000       $1.000      $1.000     $1.000
                                                                      ------         ------       ------      ------     ------
Net investment income........................................          0.053          0.055        0.040       0.030      0.035
Dividends paid...............................................         (0.053)        (0.055)      (0.040)     (0.030)    (0.035)
                                                                      ------         ------       ------      ------     ------
Net asset value, end of year.................................         $1.000         $1.000       $1.000      $1.000     $1.000
                                                                      ------         ------       ------      ------     ------
                                                                      ------         ------       ------      ------     ------
TOTAL RETURN BASED ON NET ASSET VALUE:                                 5.43%          5.60%        4.03%       3.00%      3.53%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...............................             --             --           --          --         --
Net investment income to average net assets..................          5.30%          5.48%        3.98%       2.96%      3.50%
Net assets, end of year (000s omitted).......................         $9,755         $7,800       $3,230      $3,102     $4,230
Without management fee waiver and
   expense reimbursement:++
Net investment income per share..............................         $0.047         $0.046       $0.025      $0.019     $0.025
Ratios:
   Expenses to average net assets............................          0.63%          0.87%        1.48%       1.07%      0.97%
   Net investment income to average net assets...............          4.67%          4.61%        2.50%       1.89%      2.53%


----------------------
++ The Manager, at its discretion,  reimbursed expenses and/or waived management fees for certain periods presented.


See Notes to Financial Statements.

                                    -- P-65 --

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                                                                    Communications and
                                                          Common Stock Portfolio                   Information Portfolio
                                              ------------------------------------------       -----------------------------
                                                                                                 Year Ended       10/11/94**
                                                        Year Ended December 31,                 December 31,         to
                                              ------------------------------------------       ---------------
                                               1996     1995     1994     1993     1992         1996     1995     12/31/94
                                              ------   ------   ------   ------   ------       ------   ------    --------


PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.         $15.440  $13.780  $14.980  $15.600  $14.740      $13.500  $10.440   $10.000
                                              -------  -------  -------  -------  -------      -------  -------   -------
Net investment income (loss).........           0.334    0.349    0.365    0.392    0.346           --       --    (0.016)
Net realized and unrealized gain (loss)
  on investments.....................           2.789    3.400   (0.356)   1.479    1.445        1.190    4.015     0.456
                                              -------  -------  -------  -------  -------      -------  -------   -------
Increase from investment operations..           3.123    3.749    0.009    1.871    1.791        1.190    4.015     0.440
Dividends paid.......................          (0.336)  (0.345)  (0.385)  (0.394)  (0.369)          --       --        --
Distributions from net realized gain           (2.307)  (1.744)  (0.824)  (2.097)  (0.562)          --   (0.955)       --
                                              -------  -------  -------  -------  -------      -------  -------   -------
Net increase (decrease) in net asset value      0.480    1.660   (1.200)  (0.620)   0.860        1.190    3.060     0.440
                                              -------  -------  -------  -------  -------      -------  -------   -------
Net asset value, end of period.......         $15.920  $15.440  $13.780  $14.980  $15.600      $14.690  $13.500   $10.440
                                              -------  -------  -------  -------  -------      -------  -------   -------
                                              -------  -------  -------  -------  -------      -------  -------   -------
TOTAL RETURN BASED ON NET ASSET VALUE:         20.08%   27.28%    0.04%   11.94%   12.14%        8.81%   38.55%     4.40%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.......           0.53%    0.54%    0.60%    0.55%    0.56%        0.87%    0.95%     0.95%+
Net investment income (loss) to
  average net assets.................           1.99%    2.42%    2.45%    2.10%    2.21%      (0.32)%  (0.89)%   (0.95)%+
Portfolio turnover...................          50.33%   55.48%   15.29%   10.70%   12.57%      167.20%   96.62%        --
Average commission rate paid.........         $0.0561                                          $0.0530
Net assets, end of period (000s omitted)      $37,168  $28,836  $20,168  $21,861  $24,987      $60,645  $38,442      $495
Without management fee waiver and
  expense reimbursement:++
Net investment income (loss) per share                           $0.361                                           $(0.436)
Ratios:
  Expenses to average net assets.....                             0.62%                                            13.96%+
  Net investment income (loss) to
    average net assets...............                             2.43%                                           (13.96)%+




                                                                                 Global Growth              Global Smaller
                                                     Frontier Portfolio       Opportunities Portfolio     Companies Portfolio
                                                ----------------------------  -----------------------  ---------------------------
                                                  Year Ended      10/11/94**          5/1/96*            Year Ended      10/11/94**
                                                 December 31,      to                  to               December 31,        to
                                                --------------                                          --------------
                                                 1996     1995    12/31/94           12/31/96            1996     1995   12/31/94
                                                ------   -------  --------           --------           ------   ------  --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.           $13.560  $10.580  $10.000            $10.000            $11.670  $10.310   $10.000
                                                -------  -------  -------            -------            -------  -------   -------
Net investment income (loss).........             0.001   (0.001)  (0.012)             0.008              0.022    0.051     0.058
Net realized and unrealized gain
  on investments.....................             3.220    3.512    0.592              0.018              2.305    2.037     0.266
Net realized and unrealized gain (loss)
  from foreign currency transactions.                --       --       --             (0.104)            (0.158)  (0.301)    0.029
                                                -------  -------  -------            -------            -------  -------   -------
Increase (decrease) from investment
   operations........................             3.221    3.511    0.580             (0.078)             2.169    1.787     0.353
Dividends paid.......................                --       --       --             (0.012)            (0.018)  (0.052)   (0.043)
Distributions from net realized gain             (1.801)  (0.531)      --                 --             (0.951)  (0.375)       --
                                                -------  -------  -------            -------            -------  -------   -------
Net increase (decrease) in net asset value        1.420    2.980    0.580             (0.090)             1.200    1.360     0.310
                                                -------  -------  -------            -------            -------  -------   -------
Net asset value, end of period.......           $14.980  $13.560  $10.580            $ 9.910            $12.870  $11.670   $10.310
                                                -------  -------  -------            -------            -------  -------   -------
                                                -------  -------  -------            -------            -------  -------   -------
TOTAL RETURN BASED ON NET ASSET VALUE:           23.93%   33.28%    5.80%            (0.78)%             18.66%   17.38%     3.53%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.......             0.92%    0.95%    0.95%+             1.40%+             1.40%    1.39%     1.20%+
Net investment income (loss) to average
  net assets.........................           (0.37)%  (0.55)%  (0.70)%+             0.37%+             0.23%    0.64%     3.14%+
Portfolio turnover...................           119.74%  106.48%       --             12.99%             62.31%   55.65%        --
Average commission rate paid.........           $0.0532                              $0.0522            $0.0219
Net assets, end of period (000s omitted)        $31,672  $12,476     $169             $1,590            $16,876   $4,837      $132
Without management fee waiver and
  expense reimbursement:++
Net investment loss per share                            $(0.019) $(1.319)           $(0.255)           $(0.044) $(0.051)  $(1.225)
Ratios:
  Expenses to average net assets.....                      1.37%   40.47%+             6.04%+             1.90%    3.84%    37.25%+
Net investment loss to average net assets                (0.97)% (40.22)%+           (4.27)%+           (0.27)%  (1.81)%  (32.91)%+

-----------------------
 * Commencement of operations.
** Commencement of investment operations.
 + Annualized.
++ The Manager and Subadviser,  at their discretion,  reimbursed expenses and/or waived management fees for certain periods presented.


See Notes to Financial Statements.

                                          -- P-66 --

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              Global Technology
                                                                  Portfolio                   International Portfolio
                                                              -----------------      -----------------------------------------
                                                                   5/1/96*                                           5/3/93*
                                                                     to                  Year Ended December 31,       to
                                                                                     ----------------------------
                                                                  12/31/96             1996      1995      1994      12/31/93
                                                                  --------           -------   -------   --------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.                             $10.000            $12.390   $11.340   $11.370     $10.000
                                                                  -------            -------   -------   -------     -------
Net investment income (loss).........                              (0.004)             0.074     0.154     0.131       0.021
Net realized and unrealized gain (loss)
  on investments.....................                               0.305              1.124     0.896    (0.306)      1.518
Net realized and unrealized gain (loss)
  from foreign currency transactions.                               0.099             (0.323)    0.236     0.325       0.099
                                                                  -------            -------   -------   -------     -------
Increase from investment operations..                               0.400              0.875     1.286     0.150       1.440
Dividends paid.......................                                  --             (0.068)   (0.151)   (0.064)     (0.053)
Distributions from net realized gain                               (0.080)            (0.237)   (0.085)   (0.116)     (0.017)
                                                                  -------            -------   -------   -------     -------
Net increase (decrease) in net asset value                          0.320              0.570     1.050    (0.030)      1.370
                                                                  -------            -------   -------   -------     -------
Net asset value, end of period.......                             $10.320            $12.960   $12.390   $11.340     $11.370
                                                                  -------            -------   -------   -------     -------
                                                                  -------            -------   -------   -------     -------
TOTAL RETURN BASED ON NET ASSET VALUE:                              4.01%              7.08%    11.34%     1.32%      14.40%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.......                               1.40%+             1.40%     1.35%     1.20%       1.20%+
Net investment income to
  average net assets.................                               0.60%+             0.70%     1.01%     1.17%       1.30%+
Portfolio turnover...................                              45.04%             48.53%    41.40%    47.34%       2.82%
Average commission rate paid.........                             $0.0160            $0.0191
Net assets, end of period (000s omitted)                           $1,364             $7,242    $4,183    $1,776        $648
Without management fee waiver and
  expense reimbursement:++
Net investment income (loss) per share                            $(0.202)           $(0.042)   $0.001   $(0.419)    $(1.004)
Ratios:
  Expenses to average net assets.....                               4.71%+             2.30%     3.40%     6.12%      17.94%+
   Net investment income (loss) to
    average net assets...............                             (2.71)%+           (0.20)%   (1.04)%   (3.75)%    (15.44)%+



                                                              High-Yield Bond
                                                                  Portfolio                      Income Portfolio
                                                            -------------------      -----------------------------------------
                                                              Year    5/1/95*
                                                             Ended      to                    Year Ended December 31,
                                                                                     -----------------------------------------
                                                             12/31/96 12/31/95        1996     1995     1994     1993    1992
                                                            --------- ---------      ------   ------   ------   ------  ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.                       $10.500   $10.000        $10.560   $ 9.970 $11.380  $11.390 $11.250
                                                            -------   -------        -------   ------- -------  ------- -------
Net investment income (loss).........                         0.768     0.218          0.579     0.604   0.689    0.828   0.862
Net realized and unrealized gain (loss)
  on investments.....................                         0.766     0.519          0.126     1.187  (1.369)   0.576   0.896
                                                            -------   -------        -------   ------- -------  ------- -------
Increase (decrease) from investment
   operations........................                         1.534     0.737          0.705     1.791  (0.680)   1.404   1.758
Dividends paid.......................                        (0.766)   (0.219)        (0.579)   (0.604) (0.730)  (0.828) (0.987)
Distributions from net realized gain                         (0.078)   (0.018)        (0.166)   (0.597)     --   (0.586) (0.631)
                                                            -------   -------        -------   ------- -------  ------- -------
Net increase (decrease) in net asset value                    0.690     0.500         (0.040)    0.590  (1.410)  (0.010)  0.140
                                                            -------   -------        -------   ------- -------  ------- -------
Net asset value, end of period.......                       $11.190   $10.500        $10.520   $10.560 $ 9.970  $11.380 $11.390
                                                            -------   -------        -------   ------- -------  ------- -------
                                                            -------   -------        -------   ------- -------  ------- -------
TOTAL RETURN BASED ON NET ASSET VALUE:                       14.62%     7.37%          6.66%    17.98% (5.96)%   12.37%  15.72%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.......                         0.70%     0.70%+         0.59%     0.60%   0.60%    0.64%   0.68%
Net investment income to
  average net assets.................                         9.77%     7.46%+         5.37%     5.55%   6.34%    6.40%   7.53%
Portfolio turnover...................                       117.01%    67.55%         19.59%    51.22%  29.76%   38.38%  39.46%
Average commission rate paid.........                                                $0.0600
Net assets, end of period (000s omitted)                    $11,176    $3,009        $13,717   $12,619 $10,050  $11,220 $11,363
Without management fee waiver and
  expense reimbursement:++
Net investment income (loss) per share                       $0.747    $0.117                   $0.602  $0.670   $0.826
Ratios:
  Expenses to average net assets.....                         0.88%     4.38%+                   0.62%   0.77%    0.65%
   Net investment income (loss) to
    average net assets...............                         9.59%     3.78%+                   5.53%   6.17%    6.39%

-----------------------
 * Commencement of operations.
** Commencement of investment operations.
 + Annualized.
++ The Manager and Subadviser,  at their discretion,  reimbursed expenses and/or waived management fees for certain periods presented.


See Notes to Financial Statements.

                                          -- P-67 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
-------------------------------------------------------------------------

The Directors and Shareholders,
Seligman Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Portfolios, Inc. (comprising, respectively, the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, Seligman Henderson International Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio, collectively referred to as the "Fund") as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial statement highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial statement highlights. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Seligman Portfolios, Inc. at December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                 Ernst & Young LLP


New York, New York
February 4, 1997

                                          -- P-68 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PROXY RESULTS
-------------------------------------------------------------------------------

Seligman Portfolios, Inc. Shareholders voted on the following proposals at the Special Meeting of Shareholders held on September 30, 1996, in New York, New
York. Each Director was elected, and all other proposals were approved. The description of each proposal and number of shares voted are as follows:


                                                    FOR                     WITHHELD
                                                ----------                 ----------
ELECTION OF DIRECTORS:
Fred E. Brown                                     21,279,462                  468,265
John R. Galvin                                    21,336,434                  411,293
Alice S. Ilchman                                  21,332,223                  415,504
Frank A. McPherson                                21,327,238                  420,489
John E. Merow                                     21,325,582                  422,145
Betsy S. Michel                                   21,336,434                  411,293
William C. Morris                                 21,333,631                  414,096
James C. Pitney                                   21,319,189                  428,538
James Q. Riordan                                  21,319,189                  428,538
Ronald T. Schroeder                               21,336,434                  411,293
Robert L. Shafer                                  21,336,434                  411,293
James N. Whitson                                  21,336,434                  411,293
Brian T. Zino                                     21,332,774                  414,953


                                                    FOR                      AGAINST                   ABSTAIN
                                                ----------                 ----------                 --------
RATIFICATION OF ERNST &YOUNG LLP
   AS INDEPENDENT AUDITORS:                       21,259,386                  154,666                  333,675

APPROVAL OF A CHANGE IN THE
   INVESTMENT OBJECTIVE OF
   SELIGMAN HENDERSON GLOBAL
   (now, International) PORTFOLIO:                   413,611                   14,334                   15,020


                                          -- P-69 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
BOARD OF DIRECTORS
-------------------------------------------------------------------------------

FRED E. BROWN
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

JOHN R. GALVIN2
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, USLIFE Corporation

ALICE S. ILCHMAN3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation

FRANK A. MCPHERSON2
Chairman and CEO, Kerr-McGee Corporation
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

JOHN E. MEROW
Partner, Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation

BETSY S. MICHEL2
Director or Trustee,
   Various Organizations

WILLIAM C. MORRIS1
Chairman
Chairman of the Board
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

JAMES C. PITNEY3
Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group

JAMES Q. RIORDAN3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

RONALD T. SCHROEDER1
Managing Director,
   J. & W. Seligman & Co. Incorporated

ROBERT L. SHAFER3
Director or Trustee,
   Various Organizations

JAMES N. WHITSON2
Executive Vice President and Director,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company

BRIAN T. ZINO1
President and Managing Director,
   J. & W. Seligman & Co. Incorporated
Chairman and President,
   Seligman Data Corp.

---------------------------------
Member:
1 Executive Committee
2 Audit Committee
3 Director Nominating Committee

-------------------------------------------------------------------------------
EXECUTIVE OFFICERS
-------------------------------------------------------------------------------

WILLIAM C. MORRIS
Chairman

BRIANT.ZINO
President

BRIAN ASHFORD-RUSSELL
Vice President

DANIEL J. CHARLESTON
Vice President

IAIN CLARK
Vice President

LEONARD J. LOVITO
Vice President

NITIN MEHTA
Vice President

ARSEN MRAKOVCIC
Vice President

LORIS D. MUZZATTI
Vice President

CHARLES C. SMITH, JR.
Vice President

LAWRENCE P. VOGEL
Vice President

PAUL H. WICK
Vice President

THOMAS G. ROSE
Treasurer

FRANK J. NASTA
Secretary

-------------------------------------------------------------------------------
MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

SUBADVISER
Seligman Henderson Co.
100 Park Avenue
New York, New York 10017

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017

CUSTODIANS
Investors Fiduciary Trust Company
Morgan Stanley Trust Company

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Ernst & Young LLP



SELIGMAN ANNUAL



PART C.  OTHER INFORMATION
-------  -----------------

Item 24.       Financial Statements and Exhibits
--------       ---------------------------------

   (a)  Financial Statements:


       Part A -  Financial  Highlights  from  June  21,  1988  (commencement  of
            operations)   toDecember  31,  1996  for  Seligman  Bond  Portfolio,
            Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, and Seligman Income Portfolio; from May 3, 1993 (commencement of operations) to December 31, 1996 for the Seligman Henderson International Portfolio; from October 11, 1994 (commencement of operations) to December 31, 1996 for Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio; from May 1, 1995 (commencement of operations) to December 31, 1996 for Seligman High-Yield Bond Portfolio; and from May 1, 1996 (commencement of operations) toDecember 31, 1996 for Seligman
            Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio.

       Part B - Financial  Statements  are  included in the Fund's  audited 1996
            Annual Report which is incorporated by reference in the Fund's Statement of Additional Information. These Financial Statements are:
            Portfolios of Investments as of December 31, 1996; Statements of Assets and Liabilities as of December 31, 1996; Statements of Operations for the year/period ended December 31, 1996; (for the period May 1, 1996 (commencement of operations) toDecember 31, 1996 for the Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio); Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995 for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson International Portfolio, and Seligman Income Portfolio; for the year ended December 31, 1996 and the period May 1, 1995 (commencement of operations) to December 31, 1995 for Seligman High-Yield Bond Portfolio; and for the period May 1, 1996 (commencement of operations) to December 31, 1996 for the Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio; Notes to Financial Statements; Financial Highlights for the five years ended December 31, 1996 for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, and Seligman Income Portfolio; for the period May 3, 1993
            (commencement of operations) to December 31, 1996 for Seligman Henderson International Portfolio; for the period October 11, 1994 (commencement of operations) to December 31, 1996 for Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio; for the period May 1, 1995 (commencement of operations) to December 31, 1996 for Seligman High-Yield Bond Portfolio; and for the period May 1, 1996 (commencement of operations) toDecember 31, 1996 for Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio; Report of Independent Auditors.


   (b) Exhibits: All Exhibits have been previously filed, except Exhibits marked with an asterisk (*) which are filed herewith.


   (1)   Form  of   Articles  of   Amendment   and   Restatement   of  Articles
         of Incorporation. (Incorporated by reference to Post-Effective Amendment No. 19 filed on November 1, 1996.)

   (2)   By-laws of Registrant.*


   (3)   Not applicable.

   (4)   Not applicable.

PART C.  OTHER INFORMATION (cont'd)
-------  --------------------------

   (5)    (a)  Form of  Management  Agreement  in respect of Seligman  Henderson
               Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective No. 17 filed on February 15, 1996.)
          (b) Form of Subadvisory Agreement in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective No. 17 filed on February 15, 1996.)
          (c) Form of Management Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 14 filed on February 14, 1995.)
          (d) Management Agreement in respect of Seligman Communications and Information and Seligman Frontier Portfolios. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)
          (e) Management Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio (formerly, Seligman Henderson Global Emerging Companies Portfolio). (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)
          (f) Subadvisory Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)
          (g) Management Agreement in respect of Seligman Henderson Global Portfolio. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)
          (h) Subadvisory Agreement in respect of Seligman Henderson Global Portfolio. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)
          (i) Management Agreement in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Fixed Income Securities, and Seligman Income Portfolios. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)

   (6)   Not applicable.

   (7)   Not applicable.

   (8)    (a)  Custodian  Agreement  and  Sub-Custodian  Agreement in respect of
               Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Fixed Income Securities, and Seligman Income Portfolios. (Incorporated by reference to Pre-Effective Amendment No. 2 filed on May 24, 1988.)
          (b) Form of First Amendment to Custodian Agreement in respect of Seligman Communications and Information and Seligman Frontier Portfolios. (Incorporated by reference to Post-Effective Amendment 13 filed on September 30, 1994.)
          (c) Recordkeeping Agreement in respect of Seligman Henderson Global Portfolio. (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)
          (d) First Amendment to Recordkeeping Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio. (Incorporated by reference to Post-Effective Amendment No. 13 filed on September 30, 1994.)
          (e) Second Amendment to Custodian Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18 filed on May 2, 1996.)
          (f) Second Amendment to Recordkeeping Agreement in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

          (g) Custodian Agreement between Registrant and Morgan Stanley Trust Company in respect of the Seligman Henderson Portfolios. (Incorporporated by reference to Post-Effective Amendment No. 19 filed on November 1, 1996.)

-------  --------------------------

(9)   Other Material Contracts.

          (a) Waiver of Buy/Sell Agreement between the Registrant and The Mutual Benefit Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)
          (b) Buy/Sell Agreement between Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)
          (c) Buy/Sell Agreement between Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Post-Effective Amendment No. 13 filed on September 30, 1994.)
          (d) Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Fixed Income Securities, and Seligman Income Portfolios. (Incorporated by reference to Pre-Effective Amendment No. 2 filed on May 24, 1988.)
          (e) First Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson Global Portfolio. (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)
          (f) Second Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Communications and Information, Seligman Frontier, and Seligman Henderson Global Smaller Companies Portfolios. (Incorporated by reference to Post-Effective Amendment No. 13 filed on September 30, 1994.)
          (g) Third Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)
          (h) Fourth Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

   (10)  Opinion and Consent of Counsel.
         (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

   (11)  Consent of independent auditors.*

   (12)  N/A

   (13)   (a)  Representation  Re:  Initial  Capital  (Purchase   Agreement  for
               Seligman  Capital,  Seligman  Cash  Management,  Seligman  Common
               Stock,  Seligman  Fixed Income  Securities,  and Seligman  Income
               Portfolios).   (Incorporated   by  reference   to   Pre-Effective
               Amendment No. 2 filed on May 24, 1988.)

          (b)  Representation  Re:  Initial  Capital  (Purchase   Agreement  for
               Seligman Henderson Global Portfolio). (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)

          (c)  Representation  Re:  Initial  Capital  (Purchase   Agreement  for
               Seligman High-Yield Bond Portfolio). (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)

          (d) Representation Re: Initial Capital (Purchase Agreement for Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio). (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

-------  --------------------------

(14)     The  Seligman  401(k)  Retirement  Plan  Marketing.   (Incorporated  by
         reference to Post-Effective Amendment No. 3 filed on May 1, 1989.)

(15)     Not applicable.

(16)     Not applicable.

(17) Financial Data Schedules meeting the requirements of Rule 483 under the Securities Act of 1933.*

(18)     Not applicable.


   Other Exhibits:         Powers of Attorney*


ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------   -------------------------------------------------------------

           None.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES
--------   -------------------------------


           As of March 31, 1997, there were eight record holders of Capital Stock of the Registrant.


ITEM 27.   INDEMNIFICATION
--------   ---------------

             Reference is made to the provisions of Article Eleventh of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) of Post-Effective Amendment No. 19 to the Registration Statement, filed November 6, 1996 and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to this Post-Effective Amendment No.
             20 to the Registration Statement.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

-------  --------------------------

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
--------   ----------------------------------------------------


           J. & W. Seligman & Co. Incorporated, a Delaware Corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to seventeen other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc., and Tri-Continental Corporation.

           The Subadviser also serves as subadviser to nine other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman Income Fund,
           Inc., Seligman Value Fund Series, Inc., and Tri-Continental Corporation.

           The Manager and Subadviser each have an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-15798 and 801-40670, respectively), which were filed on August 7, 1996 and October 3, 1996, respectively).


ITEM 29.   NOT APPLICABLE.
--------   ---------------

ITEM 30. Location of Accounts and Records - All accounts, books and other -------- documents required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder will be maintained by the following:


           Custodian for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio and Recordkeeping agent for all Portfolios: Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105.

           Custodian for Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, and Seligman Henderson International Portfolio: Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201.




           Transfer,  Redemption and Other Shareholder  Account Services for all
           Portfolios: Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105.

-------  --------------------------

ITEM 31.   Management  Services  -  None  not  discussed  in the  Prospectus  or
--------   Statement of Additional Information for the Registrant.

ITEM 32.   Undertakings -
--------

   (1) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

   (2) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by
           Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 17th day of April, 1997.

                                            SELIGMAN PORTFOLIOS, INC.


                                            By: /s/ WILLIAM C. MORRIS
                                               -------------------------------
                                               William C. Morris, Chairman


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons, in the capacities indicated on April 17, 1997.


   Signature                                     Title
   ---------                                     -----


   /s/ WILLIAM C. MORRIS                   Chairman of the Board (Principal
------------------------------             executive officer) and Director
    William C. Morris



   /s/ BRIAN T. ZINO                       Director and President
------------------------------
      Brian T. Zino



   /s/ THOMAS G. ROSE                      Treasurer
------------------------------
     Thomas G. Rose



John R. Galvin, Director                 )
Alice S. Ilchman, Director               )
Frank A. McPherson, Director             )
John E. Merow, Director                  )
Betsy S. Michel, Director                )  /s/ BRIAN T. ZINO
James C. Pitney, Director                ) --------------------------------
James Q. Riordan, Director               ) *Brian T. Zino, Attorney-In-Fact
Ronald T. Schroeder, Director            )
Robert L. Shafer, Director               )
James N. Whitson, Director               )

                            SELIGMAN PORTFOLIOS, INC.
                     Post-Effective Amendment No. 20 to the
                       Registration Statement on Form N-1A



                                  EXHIBIT INDEX



Form N-1A Item No.                             Description
------------------                             -----------


24(b)(2)                                       By-Laws

24(b)(11)                                      Consent of Independent Auditors

24(b)(17)                                      Financial Data Schedules

Other Exhibits:                                Powers of Attorney